SEMI-ANNUAL
--------------------------------------------------------------------------------
FINANCIAL REPORT
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS
--------------------------------------------------------------------------------
A Family of Mutual Funds
--------------------------------------------------------------------------------

November 30, 2000


[logo omitted]

Dear Valued STI Classic Funds' Shareholder:

As of November 30, 2000, your STI Classic Funds' assets totaled $21.2 billion, an increase of 2.0% over the period ending May 31, 2000, the Funds' fiscal year end.

U.S. economic expansion has now passed nine years in duration and is the longest in history. However, growth has slowed substantially and many investors are questioning whether a recession will develop. Moreover, many companies are reporting weaker earnings in this economic slowdown. It is certainly a more challenging environment for stock investors. Regardless, inflation remains low due to productivity gains and lack of corporate pricing power. As a result, longer-term interest rates have continued to decline. Thus, the Federal Reserve has substantial flexibility to decrease money market rates and provide a safety net for the economy. We also believe that most stocks have declined substantially as a result of prior Fed tightening. Thus, stock opportunities have emerged and our belief in a more diversified approach beyond just technology stocks will continue to benefit investors in this difficult environment.

                                             Sincerely,

                                             /S/ SIGNATURE OMITTED


                                             Douglas S. Phillips, CFA
                                             President, Chief Investment Officer
                                             Trusco Capital Management, Inc.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2000


BALANCED FUND
--------------------------------------------------------------------------------

                                                         SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (56.3%)
BASIC MATERIALS (1.2%)
   Air Products & Chemicals                              42,000         $  1,446
   Masco                                                 99,450            1,921
                                                                        --------
                                                                           3,367
                                                                        --------
CAPITAL GOODS (6.6%)
   Ecolab                                                31,700            1,377
   General Electric                                     117,500            5,824
   Illinois Tool Works                                   37,100            2,089
   Textron                                               44,100            2,233
   Tyco International                                   134,700            7,105
                                                                        --------
                                                                          18,628
                                                                        --------
COMMUNICATION SERVICES (2.8%)
   ADC Telecommunications*                               81,800            1,651
   Andrew*                                               59,700            1,086
   BellSouth                                             18,400              769
   CenturyTel                                            20,000              704
   Clear Channel Communications*                            139                7
   Comverse Technology*                                   8,900              767
   Nortel Networks                                       20,600              778
   Qwest Communications
     International*                                      33,375            1,260
   Tellabs*                                              18,200              965
                                                                        --------
                                                                           7,987
                                                                        --------
CONSUMER CYCLICALS (7.3%)
   Bed Bath & Beyond*                                    60,800            1,265
   BJ's Wholesale Club*                                  50,600            1,698
   Brinker International*                                35,400            1,447
   CVS                                                   53,000            3,014
   Gannett                                               39,500            2,118
   Limited                                               65,000            1,263
   Lowe's                                                65,600            2,628
   McGraw-Hill                                           17,100              908
   RadioShack                                            55,300            2,592
   Time Warner                                           16,900            1,048
   Viacom, Cl B*                                         28,800            1,472
   Walt Disney                                           50,000            1,447
                                                                        --------
                                                                          20,900
                                                                        --------
CONSUMER STAPLES (3.9%)
   Anheuser-Busch                                        45,000            2,135
   Conagra Foods                                         64,000            1,628
   Kroger*                                              120,000            3,180
   Nabisco Group Holdings                                64,900            1,906
   Nabisco Holdings, Cl A                                10,000              546
   Safeway*                                              26,700            1,574
                                                                        --------
                                                                          10,969
                                                                        --------

--------------------------------------------------------------------------------

                                                         SHARES      VALUE (000)
--------------------------------------------------------------------------------
ENERGY (4.5%)
   Apache                                                26,800         $  1,400
   Conoco, Cl B                                         100,600            2,521
   Ensco International                                   60,000            1,459
   Exxon Mobil                                           24,000            2,112
   Halliburton                                           48,800            1,629
   Schlumberger                                          38,700            2,399
   Transocean Sedco Forex                                34,800            1,388
                                                                        --------
                                                                          12,908
                                                                        --------
FINANCE (9.4%)
   ACE                                                   44,200            1,746
   AMBAC Financial Group                                 16,000            1,222
   American International Group                          14,000            1,357
   Cigna                                                 15,200            2,003
   Citigroup                                             70,500            3,512
   Comerica                                              10,000              521
   Freddie Mac                                           18,300            1,106
   Golden West Financial                                 37,000            2,167
   Mellon Financial                                      50,000            2,344
   Metlife                                               70,500            2,089
   MGIC Investment                                       28,200            1,777
   Providian Financial                                   11,600            1,044
   USA Education                                         65,000            3,762
   Washington Mutual                                     48,700            2,213
                                                                        --------
                                                                          26,863
                                                                        --------
HEALTH CARE (7.9%)
   Cardinal Health                                       30,000            2,998
   Health Management Associates,
     Cl A*                                              100,200            2,136
   Johnson & Johnson                                     15,000            1,500
   Merck                                                 40,500            3,754
   Pfizer                                                81,950            3,631
   Schering-Plough                                       58,800            3,296
   Tenet Healthcare*                                     56,900            2,422
   Universal Health Services, Cl B*                      27,300            2,797
                                                                        --------
                                                                          22,534
                                                                        --------
SERVICES (1.5%)
   Cendant*                                             174,741            1,605
   Interpublic Group                                     51,200            2,000
   Omnicom Group                                         10,000              786
                                                                        --------
                                                                           4,391
                                                                        --------
TECHNOLOGY (10.6%)
   Analog Devices*                                       15,000              744
   Cisco Systems*                                        98,400            4,711
   Dell Computer*                                        43,000              828
   EMC-Mass*                                             31,600            2,350
   Hewlett-Packard                                       49,600            1,569

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                   SHARES/FACE
                                                   AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY--CONTINUED
   Intel                                                 98,800         $  3,761
   International Business Machines                       48,200            4,507
   Linear Technology                                     22,000            1,041
   Micrel*                                               23,600              678
   Microsoft*                                            88,500            5,078
   Novellus Systems*                                     50,000            1,297
   Sun Microsystems*                                     45,600            3,468
                                                                        --------
                                                                          30,032
                                                                        --------
TRANSPORTATION (0.6%)
   Southwest Airlines                                    50,000            1,578
                                                                        --------
Total Common Stocks
     (Cost $121,112)                                                     160,157
                                                                        --------
CORPORATE OBLIGATIONS (19.0%)
COMMUNICATIONS EQUIPMENT (0.3%)
   Motorola
     7.625%, 11/15/10                                    $  750              769
                                                                        --------
CONSUMER CYCLICALS (1.1%)
   Avon Products
     7.150%, 11/15/09                                       850              831
   May Department Stores
     7.900%, 10/15/07                                     2,250            2,274
                                                                        --------
                                                                           3,105
                                                                        --------
FINANCE (13.7%)
   AON
     6.900%, 07/01/04                                     3,400            3,362
   Aristar
     7.250%, 06/15/06                                     2,600            2,606
   Conseco
     8.750%, 02/09/04                                     4,250            2,932
     6.800%, 06/15/05                                     2,500            1,600
   Conseco (B)
     6.400%, 06/15/11                                       950              864
   Countrywide Home Loan
     6.850%, 06/15/04                                     1,750            1,750
   Countrywide Home Loan,
     MTN, Ser F
     6.510%, 02/11/05                                     2,300            2,240
   Donaldson, Lufkin & Jenrette, MTN
     6.150%, 05/04/04                                     1,250            1,219
   Finova Capital
     7.250%, 11/08/04                                     1,425              835
     7.250%, 07/12/06                                     2,200            1,248
   Finova Capital, MTN, Ser E
     7.300%, 09/22/03                                     3,000            1,796
   Ford Credit
     7.600%, 08/01/05                                     2,700            2,731

--------------------------------------------------------------------------------
                                                   FACE AMOUNT
                                                      (000)          VALUE (000)
--------------------------------------------------------------------------------
FINANCE--CONTINUED
   General Electric Capital, MTN,
     Ser A
     6.875%, 11/15/10                                   $ 2,700         $  2,736
   Household Finance
     7.200%, 07/15/06                                     2,250            2,230
   ING Groep
     8.000%, 10/30/06                                     1,540            1,598
     6.500%, 11/15/08                                     2,000            1,892
   Morgan Stanley Dean Witter,
     MTN, Ser C
     7.125%, 08/15/03                                     2,100            2,114
   Paine Webber Group, MTN, Ser C
     6.020%, 04/22/02                                     3,000            2,981
   Provident
     7.000%, 07/15/18                                     2,550            2,126
                                                                        --------
                                                                          38,860
                                                                        --------
INDUSTRIAL (1.9%)
   Cooper Tire & Rubber
     7.750%, 12/15/09                                     1,600            1,428
   Marriott International, Ser C
     7.875%, 09/15/09                                     2,100            2,131
   Philip Morris
     7.500%, 04/01/04                                       500              501
   Tribune
     7.450%, 10/15/09                                     1,000            1,013
   United Technologies
     7.125%, 11/15/10                                       400              407
                                                                        --------
                                                                           5,480
                                                                        --------
TECHNOLOGY (0.8%)
   Computer Sciences
     7.500%, 08/08/05                                     2,350            2,404
                                                                        --------
UTILITIES (1.2%)
   Emerson Electric
     7.125%, 08/15/10                                       750              768
   Florida Power & Light
     5.875%, 04/01/09                                     3,000            2,764
                                                                        --------
                                                                           3,532
                                                                        --------
Total Corporate Obligations
     (Cost $59,535)                                                       54,150
                                                                        --------
U.S. TREASURY OBLIGATIONS (7.9%)
   U.S. Treasury Bonds
     8.750%, 08/15/20                                     5,250            7,080
     7.500%, 11/15/16                                     6,550            7,744
     6.250%, 05/15/30                                     2,850            3,120
   U.S. Treasury Note
     4.750%, 11/15/08                                     4,650            4,432
                                                                        --------
Total U.S. Treasury Obligations
     (Cost $20,788)                                                       22,376
                                                                        --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2000


BALANCED FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                       (000)         VALUE (000)
--------------------------------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (5.0%)
   FHLMC
     7.375%, 05/15/03                                   $ 4,250         $  4,363
     5.750%, 03/15/09                                     8,700            8,309
   FNMA
     7.125%, 01/15/30                                     1,400            1,496
                                                                        --------
Total U.S. Agency Mortgage-Backed Obligations
     (Cost $13,636)                                                       14,168
                                                                        --------
ASSET-BACKED OBLIGATION (1.5%)
   Commercial, Ser 1, Cl A2
     6.455%, 06/15/08                                     4,450            4,341
                                                                        --------
Total Asset-Backed Obligation
     (Cost $4,132)                                                         4,341
                                                                        --------
REPURCHASE AGREEMENT (9.8%)
   Greenwich Capital
     6.480% dated 11/30/00,
     matures 12/01/00, repurchase
     price $27,957,338 (collateralized by
     GNMA obligations: total market
     value $28,512,889) (C)                              27,953           27,953
                                                                        --------
Total Repurchase Agreement
     (Cost $27,953)                                                       27,953
                                                                        --------
Total Investments (99.5%)
   (Cost $247,156)                                                       283,145
                                                                        --------
OTHER ASSETS AND LIABILITIES, NET (0.5%)                                   1,307
                                                                        --------

--------------------------------------------------------------------------------

                                                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited  authorization -- no par value)
   based on 16,313,703 outstanding shares of
   beneficial interest                                                  $178,051
Fund shares of the Investor Shares
   (unlimited  authorization  -- no par value)
   based on 634,394 outstanding shares of
   beneficial interest                                                     6,836
Fund shares of the Flex Shares
   (unlimited  authorization -- no par value)
   based on 4,536,082 outstanding shares of
   beneficial interest                                                    57,853
Undistributed net investment income                                        1,206
Accumulated net realized gain on investments                               4,517
Net unrealized appreciation on investments                                35,989
                                                                        --------
Total Net Assets 100.0%                                                 $284,452
                                                                        ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                                        $13.26
                                                                        ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares                                     $13.32
                                                                        ========
Maximum Offering Price Per Share --
   Investor Shares ($13.32 / 96.25%)                                      $13.84
                                                                        ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                                     $13.16
                                                                        ========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 38.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

                                                         SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (98.1%)
BASIC MATERIALS (2.4%)
   Air Products & Chemicals                             357,100        $  12,298
   Masco                                                891,100           17,209
   Praxair                                               85,000            3,055
                                                                       ---------
                                                                          32,562
                                                                       ---------
CAPITAL GOODS (11.3%)
   Ecolab                                               268,000           11,641
   General Electric                                     975,000           48,323
   Illinois Tool Works                                  315,500           17,767
   Textron                                              377,900           19,131
   Tyco International                                 1,116,000           58,869
                                                                       ---------
                                                                         155,731
                                                                       ---------
COMMUNICATION SERVICES (5.2%)
   ADC Telecommunications*                              694,400           14,018
   Andrew*                                              490,000            8,912
   BellSouth                                             92,000            3,847
   CenturyTel                                           232,000            8,163
   Clear Channel Communications*                            606               31
   Comverse Technology*                                  75,900            6,542
   Nortel Networks                                      277,800           10,487
   Qwest Communications
     International*                                     297,961           11,248
   Tellabs*                                             152,000            8,056
                                                                       ---------
                                                                          71,304
                                                                       ---------
CONSUMER CYCLICALS (12.9%)
   Bed Bath & Beyond*                                   500,000           10,406
   BJ's Wholesale Club*                                 427,000           14,331
   Brinker International*                               298,000           12,181
   CVS                                                  443,000           25,196
   Gannett                                              250,000           13,406
   Limited                                              424,000            8,241
   Lowe's                                               715,100           28,649
   McGraw-Hill                                          141,500            7,517
   RadioShack                                           505,000           23,672
   Time Warner                                          158,000            9,796
   Viacom, Cl B*                                        259,400           13,262
   Walt Disney                                          401,800           11,627
                                                                       ---------
                                                                         178,284
                                                                       ---------
CONSUMER STAPLES (6.7%)
   Anheuser-Busch                                       375,600           17,817
   Conagra Foods                                        550,000           13,991
   Kroger*                                            1,018,200           26,982
   Nabisco Group Holdings                               571,100           16,776
   Nabisco Holdings, Cl A                                71,700            3,912
   Safeway*                                             215,000           12,672
                                                                       ---------
                                                                          92,150
                                                                       ---------

--------------------------------------------------------------------------------

                                                         SHARES      VALUE (000)
--------------------------------------------------------------------------------
ENERGY (7.4%)
   Apache                                               243,200        $  12,707
   Conoco, Cl B                                         804,700           20,168
   Ensco International                                  526,000           12,788
   Exxon Mobil                                          100,000            8,800
   Halliburton                                          420,000           14,017
   Schlumberger                                         328,700           20,379
   Transocean Sedco Forex                               330,000           13,159
                                                                       ---------
                                                                         102,018
                                                                       ---------
FINANCE (16.2%)
   ACE                                                  378,500           14,951
   AMBAC Financial Group                                110,000            8,401
   American International Group                         116,500           11,293
   Associates First Capital, Cl A                       130,000            4,591
   Cigna                                                125,000           16,469
   Citigroup                                            572,000           28,493
   Comerica                                             130,000            6,768
   Freddie Mac                                          155,000            9,368
   Golden West Financial                                305,000           17,862
   Mellon Financial                                     427,500           20,039
   Metlife                                              570,000           16,886
   MGIC Investment                                      234,500           14,773
   Providian Financial                                  100,000            9,000
   USA Education                                        461,500           26,709
   Washington Mutual                                    385,800           17,530
                                                                       ---------
                                                                         223,133
                                                                       ---------
HEALTH CARE (12.9%)
   Cardinal Health                                      230,000           22,986
   Health Management Associates,
     Cl A*                                              600,000           12,787
   Johnson & Johnson                                    155,300           15,530
   Merck                                                337,000           31,236
   Pfizer                                               571,725           25,335
   Schering-Plough                                      500,100           28,037
   Tenet Healthcare*                                    482,900           20,553
   Universal Health Services, Cl B*                     210,000           21,512
                                                                       ---------
                                                                         177,976
                                                                       ---------
SERVICES (2.8%)
   Cendant*                                           1,341,015           12,321
   Interpublic Group                                    522,000           20,391
   Omnicom Group                                         83,300            6,549
                                                                       ---------
                                                                          39,261
                                                                       ---------
TECHNOLOGY (19.3%)
   Analog Devices*                                      150,000            7,444
   Cisco Systems*                                     1,002,300           47,985
   Dell Computer*                                       340,000            6,545
   EMC-Mass*                                            269,600           20,051
   Hewlett-Packard                                      392,000           12,397

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2000


CAPITAL APPRECIATION FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                  SHARES/FACE
                                                  AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY--CONTINUED
   Intel                                               802,700       $   30,553
   International Business Machines                     380,000           35,530
   Linear Technology                                   234,000           11,071
   Micrel*                                             201,400            5,790
   Microsoft*                                          767,350           44,027
   Novellus Systems*                                   481,500           12,489
   Sun Microsystems*                                   418,000           31,794
                                                                     ----------
                                                                        265,676
                                                                     ----------
TRANSPORTATION (1.0%)
   Southwest Airlines                                  460,000           14,519
                                                                     ----------
Total Common Stocks
     (Cost $959,010)                                                  1,352,614
                                                                     ----------
REPURCHASE AGREEMENT (1.9%)
   UBS Warburg
     6.500%, dated 11/30/00, matures
     12/01/00, repurchase price
     $25,645,863 (collateralized by
     FNMA obligation: total market
     value $26,156,484) (C)                            $25,641           25,641
                                                                     ----------
Total Repurchase Agreement
     (Cost $25,641)                                                      25,641
                                                                     ----------
Total Investments (100.0%)
   (Cost $984,651)                                                    1,378,255
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET (0.0%)                                    389
                                                                     ----------

--------------------------------------------------------------------------------

                                                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited  authorization -- no par value)
   based on 72,234,767 outstanding shares of
   beneficial interest                                               $  718,659
Fund shares of the Investor Shares
   (unlimited  authorization -- no par value)
   based on 15,141,988 outstanding shares of
   beneficial interest                                                  166,924
Fund shares of the Flex Shares
   (unlimited authorization -- no par value)
   based on 7,806,225 outstanding shares of
   beneficial interest                                                  117,833
Accumulated net investment loss                                          (3,443)
Accumulated net realized loss on investments                            (14,933)
Net unrealized appreciation on investments                              393,604
                                                                     ----------
Total Net Assets 100.0%                                              $1,378,644
                                                                     ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                                       $14.58
                                                                     ==========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                                          $14.33
                                                                     ==========
Maximum Offering Price Per Share --
   Investor Shares ($14.33 / 96.25%)                                     $14.89
                                                                     ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                                    $13.86
                                                                     ==========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 38.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (91.7%)
CAPITAL GOODS (4.1%)
   Dover                                                56,400         $  2,309
   Ecolab                                               57,500            2,498
   Tyco International                                   68,400            3,608
                                                                       --------
                                                                          8,415
                                                                       --------
COMMUNICATION SERVICES (5.0%)
   Andrew*                                             151,600            2,757
   BellSouth                                            58,000            2,425
   Tellabs*                                             97,200            5,152
                                                                       --------
                                                                         10,334
                                                                       --------
CONSUMER CYCLICALS (13.0%)
   Bed Bath & Beyond*                                  131,000            2,726
   BJ's Wholesale Club*                                 97,800            3,282
   Brinker International*                               45,000            1,839
   CDW Computer Centers*                                65,100            2,982
   Gannett                                              40,500            2,172
   Limited                                             152,000            2,955
   Liz Claiborne                                        75,000            2,944
   Lowe's                                               67,800            2,716
   McGraw-Hill                                          40,000            2,125
   Walt Disney                                         109,800            3,177
                                                                       --------
                                                                         26,918
                                                                       --------
CONSUMER STAPLES (6.2%)
   Anheuser-Busch                                       80,500            3,819
   Safeway*                                             75,600            4,456
   Sysco                                                82,700            4,569
                                                                       --------
                                                                         12,844
                                                                       --------
ENERGY (7.6%)
   Apache                                               41,000            2,142
   Ensco International                                  89,300            2,171
   Exxon Mobil                                          38,100            3,353
   Halliburton                                         103,500            3,454
   Schlumberger                                         47,500            2,945
   Transocean Sedco Forex                               40,000            1,595
                                                                       --------
                                                                         15,660
                                                                       --------
FINANCE (21.0%)
   Aflac                                                64,600            4,546
   AMBAC Financial Group                                50,200            3,834
   Citigroup                                           117,100            5,833
   Fannie Mae                                           54,000            4,266
   Golden West Financial                                74,200            4,345
   MBNA                                                 75,200            2,684
   Metlife                                             180,800            5,356
   MGIC Investment                                      60,000            3,780
   Providian Financial                                  44,900            4,041
   USA Education                                        80,800            4,676
                                                                       --------
                                                                         43,361
                                                                       --------
--------------------------------------------------------------------------------
                                                  SHARES/FACE
                                                  AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE (11.1%)
   Biomet                                               94,500         $  3,497
   Health Management Associates,
     Cl A*                                             165,700            3,532
   Pfizer                                              107,800            4,777
   Schering-Plough                                      69,800            3,913
   Tenet Healthcare*                                    75,600            3,218
   Universal Health Services, Cl B*                     40,100            4,108
                                                                       --------
                                                                         23,045
                                                                       --------
SERVICES (2.8%)
   Interpublic Group                                    70,600            2,758
   Omnicom Group                                        39,600            3,114
                                                                       --------
                                                                          5,872
                                                                       --------
TECHNOLOGY (18.8%)
   Cisco Systems*                                       95,000            4,548
   Dell Computer*                                       50,000              963
   EMC-Mass*                                            38,000            2,826
   Hewlett-Packard                                      45,000            1,423
   Intel                                               101,500            3,863
   International Business Machines                      50,500            4,722
   Jabil Circuit*                                       87,800            2,744
   Linear Technology                                    56,200            2,659
   Micrel*                                              55,000            1,581
   Microchip Technology*                               135,650            3,171
   Microsoft*                                          106,500            6,111
   Novellus Systems*                                   106,500            2,762
   Sun Microsystems*                                    20,500            1,559
                                                                       --------
                                                                         38,932
                                                                       --------
TRANSPORTATION (2.1%)
   Southwest Airlines                                  138,500            4,371
                                                                       --------
Total Common Stocks
     (Cost $179,003)                                                    189,752
                                                                       --------
REPURCHASE AGREEMENT (8.3%)
   Morgan Stanley Dean Witter
     6.480%, dated 11/30/00,
     matures 12/01/00, repurchase
     price $17,220,135 (collateralized
     by FNMA obligations: total market
     value $17,570,445) (C)                            $17,217           17,217
                                                                       --------
Total Repurchase Agreement
     (Cost $17,217)                                                      17,217
                                                                       --------
Total Investments (100.0%)
   (Cost $196,220)                                                      206,969
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET (0.0%)                                    (64)
                                                                       --------

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2000


CORE EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------

                                                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited  authorization -- no par value)
   based on 18,844,399 outstanding shares of
   beneficial interest                                                 $199,683
Fund shares of the Flex Shares
   (unlimited  authorization -- no par value)
   based on 476,272 outstanding shares of
   beneficial interest                                                    5,168
Accumulated net investment loss                                            (318)
Accumulated net realized loss on investments                             (8,377)
Net unrealized appreciation on investments                               10,749
                                                                       --------
Total Net Assets 100.0%                                                $206,905
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                                       $10.71
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                                    $10.61
                                                                       ========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 38.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


E-COMMERCE OPPORTUNITY FUND
--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (96.8%)
CAPITAL GOODS (3.3%)
   Shaw Group*                                          15,120         $    932
   Sony ADR                                             43,000            3,203
                                                                       --------
                                                                          4,135
                                                                       --------
COMMUNICATION SERVICES (3.1%)
   JDS Uniphase*                                        36,300            1,817
   Network Appliance*                                   19,800              978
   Tellabs*                                             20,000            1,060
                                                                       --------
                                                                          3,855
                                                                       --------
COMPUTER SOFTWARE (16.1%)
   Ariba*                                               20,000            1,245
   Check Point Software Technologies*                   10,000            1,026
   Datastream Systems*                                  12,000              117
   Electronic Arts*                                     20,000              714
   I2 Technologies*                                     10,000              965
   Internet Security Systems*                           32,750            2,419
   Micromuse*                                           10,000              879
   Microsoft*                                           90,000            5,164
   Oracle*                                             205,000            5,432
   Portal Software*                                     55,000              351
   RealNetworks*                                        35,000              435
   Tibco Software*                                      40,000            1,385
                                                                       --------
                                                                         20,132
                                                                       --------
COMPUTERS & CIRCUIT BOARDS (15.2%)
   C&D Technologies                                     12,300              501
   Celestica*                                           19,100              996
   Compaq Computer                                      80,000            1,720
   DDI*                                                 42,500              935
   Dell Computer*                                      100,000            1,925
   EMC-Mass*                                            63,400            4,715
   International Business Machines                      20,000            1,870
   Jabil Circuit*                                       27,100              847
   SCI Systems*                                         17,000              456
   Solectron*                                           40,000            1,120
   Sun Microsystems*                                    14,000            1,065
   Symbol Technologies                                  25,000            1,002
   TTM Technologies*                                   124,800            1,919
                                                                       --------
                                                                         19,071
                                                                       --------
CONSUMER CYCLICALS (1.1%)
   Viacom, Cl B*                                        12,500              639
   Wal-Mart Stores                                      15,000              783
                                                                       --------
                                                                          1,422
                                                                       --------
ELECTRIC POWER (3.3%)
   Capstone Turbine*                                    70,200            1,299
   Dynegy, Cl A                                         21,000              929
   Orion Power Holdings*                                25,000              472
   Southern Energy*                                     60,000            1,462
                                                                       --------
                                                                          4,162
                                                                       --------

--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
ELECTRONIC SEMICONDUCTORS (9.3%)
   Advanced Micro Devices*                              50,000           $  762
   Applied Materials*                                   25,000            1,011
   Intel                                                86,800            3,304
   LSI Logic*                                           25,000              450
   Microchip Technology*                               100,000            2,337
   National Semiconductor*                              39,700              737
   Teradyne*                                            70,000            2,104
   Transmeta Delaware*                                  40,000              905
                                                                       --------
                                                                         11,610
                                                                       --------
ENERGY (2.4%)
   Enron                                                47,275            3,061
                                                                       --------
FINANCE (5.1%)
   Charles Schwab                                       15,000              415
   Credit Suisse Group                                   7,000            1,220
   Goldman Sachs Group                                   8,200              673
   Morgan Stanley Dean Witter                           10,000              634
   Progressive-Ohio                                     11,050            1,034
   USA Education                                        42,750            2,474
                                                                       --------
                                                                          6,450
                                                                       --------
HEALTH CARE (0.8%)
   Human Genome Sciences*                               16,250            1,011
                                                                       --------
INTERNET (6.7%)
   America Online*                                     105,200            4,272
   TMP Worldwide*                                       34,900            2,048
   VeriSign*                                            10,000              867
   Yahoo*                                               30,000            1,189
                                                                       --------
                                                                          8,376
                                                                       --------
NETWORKING PRODUCTS (7.1%)
   Avocent*                                             22,400            1,030
   Cisco Systems*                                       45,400            2,174
   Extreme Networks*                                    20,000            1,028
   Juniper Networks*                                    37,600            4,686
                                                                       --------
                                                                          8,918
                                                                       --------
SERVICES (10.3%)
   DeVry*                                                8,000              242
   Electronic Data Systems                              25,000            1,323
   First Data                                           25,000            1,280
   Interpublic Group                                   113,600            4,437
   Omnicom Group                                        11,500              904
   Scient*                                              50,000              316
   Sungard Data Systems*                                90,000            4,416
                                                                       --------
                                                                         12,918
                                                                       --------

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2000


E-COMMERCE OPPORTUNITY FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                  SHARES/FACE
                                                  AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS/FIBER OPTICS (10.3%)
   Amdocs*                                              61,700         $  3,340
   Avanex*                                              10,000              465
   China Unicom ADR*                                    70,000              989
   CIENA*                                               55,500            4,215
   Corvis*                                              10,000              288
   Oni Systems*                                         25,000            1,087
   SDL*                                                 10,000            1,818
   Sonus Networks*                                      30,000              729
                                                                       --------
                                                                         12,931
                                                                       --------
UTILITIES (2.7%)
   Calpine*                                             42,000            1,491
   Exelon                                               28,700            1,901
                                                                       --------
                                                                          3,392
                                                                       --------
Total Common Stocks
     (Cost $138,449)                                                    121,444
                                                                       --------
CORPORATE OBLIGATION (1.3%)
   Amazon.com
     4.750%, 02/01/09                                 $  3,500            1,663
                                                                       --------
Total Corporate Obligation
     (Cost $2,020)                                                        1,663
                                                                       --------
Total Investments (98.1%)
   (Cost $140,469)                                                     $123,107
                                                                       ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 38.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (98.1%)
BASIC MATERIALS (0.5%)
   International Paper                                 152,000       $    5,149
                                                                     ----------
CAPITAL GOODS (9.9%)
   Boeing                                              500,000           34,531
   Cooper Industries                                   500,000           20,406
   General Electric                                    250,000           12,391
   Ingersoll-Rand                                      500,000           20,125
   Textron                                             250,000           12,656
                                                                     ----------
                                                                        100,109
                                                                     ----------
COMMUNICATION SERVICES (4.1%)
   AT&T                                                400,000            7,850
   SBC Communications                                  175,000            9,614
   Verizon Communications                              250,000           14,047
   WorldCom*                                           700,000           10,456
                                                                     ----------
                                                                         41,967
                                                                     ----------
CONSUMER CYCLICALS (7.7%)
   Circuit City Stores                                 800,000           10,150
   Gannett                                             175,000            9,384
   Sears Roebuck                                       500,000           16,220
   Target                                              800,000           24,050
   Time Warner                                             220               14
   Walt Disney                                         600,000           17,362
                                                                     ----------
                                                                         77,180
                                                                     ----------
CONSUMER STAPLES (13.0%)
   Coca-Cola                                           350,000           21,919
   Hershey Foods                                       400,000           25,300
   McCormick                                           500,000           18,625
   Philip Morris                                       200,000            7,637
   Quaker Oats                                         250,000           21,734
   Sara Lee                                          1,500,000           36,000
                                                                     ----------
                                                                        131,215
                                                                     ----------
ENERGY (6.9%)
   Exxon Mobil                                         300,000           26,400
   Royal Dutch Petroleum, NY Shares                    250,000           14,922
   Schlumberger                                        150,000            9,300
   Texaco                                              325,000           18,870
                                                                     ----------
                                                                         69,492
                                                                     ----------
FINANCE (23.7%)
   American General                                    300,000           22,481
   American International Group                        262,500           25,446
   Bank One                                            300,000           10,744
   Berkshire Hathaway, Cl B*                            12,000           26,088
   Citigroup                                           400,000           19,925

--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
FINANCE--CONTINUED
   Fannie Mae                                          400,000       $   31,600
   FleetBoston Financial                               500,000           18,750
   Jefferson-Pilot                                     300,000           20,475
   MGIC Investment                                     200,000           12,600
   Morgan Stanley Dean Witter                          100,000            6,337
   Washington Mutual                                   450,000           20,447
   Wells Fargo                                         500,000           23,719
                                                                     ----------
                                                                        238,612
                                                                     ----------
HEALTH CARE (9.3%)
   Abbott Laboratories                                 500,000           27,531
   Amgen*                                               30,000            1,909
   Johnson & Johnson                                   200,000           20,000
   Merck                                               225,000           20,855
   Watson Pharmaceutical*                              500,000           23,000
                                                                     ----------
                                                                         93,295
                                                                     ----------
TECHNOLOGY (18.3%)
   Adaptec*                                            700,000            7,656
   America Online*                                     350,000           14,214
   BMC Software*                                       600,000           10,388
   Compaq Computer                                   1,300,000           27,950
   Computer Sciences*                                  300,000           20,456
   Hewlett-Packard                                     350,000           11,069
   Intel                                               450,000           17,128
   International Business Machines                     150,000           14,025
   Lucent Technologies                                 350,000            5,447
   Microsoft*                                          300,000           17,213
   Motorola                                            650,000           13,041
   Palm*                                               700,000           25,331
                                                                     ----------
                                                                        183,918
                                                                     ----------
UTILITIES (4.7%)
   Duke Energy                                         400,000           35,975
   Exelon                                              165,000           10,931
                                                                     ----------
                                                                         46,906
                                                                     ----------
Total Common Stocks
     (Cost $809,470)                                                    987,843
                                                                     ----------
CASH EQUIVALENT (1.8%)
   SEI Daily Income Trust
     Prime Obligation Fund                          18,518,654           18,519
                                                                     ----------
Total Cash Equivalent
     (Cost $18,519)                                                      18,519
                                                                     ----------
Total Investments (99.9%)
   (Cost $827,989)                                                    1,006,362
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET (0.1%)                                  1,160
                                                                     ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2000


GROWTH AND INCOME FUND--CONCLUDED
--------------------------------------------------------------------------------

                                                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited  authorization -- no par value)
   based on 58,711,736 outstanding shares of
   beneficial interest                                               $  714,684
Fund shares of the Investor Shares
   (unlimited  authorization -- no par value)
   based on 2,722,217 outstanding shares of
   beneficial interest                                                   32,041
Fund shares of the Flex Shares
   (unlimited  authorization -- no par value)
   based on 4,172,837 outstanding shares of
   beneficial interest                                                   64,591
Undistributed net investment income                                       1,150
Accumulated net realized gain on investments                             16,683
Net unrealized appreciation on investments                              178,373
                                                                     ----------
Total Net Assets 100.0%                                              $1,007,522
                                                                     ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                                       $15.35
                                                                     ==========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares                                    $15.48
                                                                     ==========
Maximum Offering Price Per Share --
   Investor Shares ($15.48 / 96.25%)                                     $16.08
                                                                     ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                                    $15.29
                                                                     ==========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 38.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS (96.6%)
AUSTRALIA (2.5%)
   National Australia Bank                             344,981         $  5,410
   Pasminco*                                         2,208,400              836
                                                                       --------
                                                                          6,246
                                                                       --------
BELGIUM (0.0%)
   Dexia VVPR Strips*                                   54,714               --
                                                                       --------
FRANCE (11.3%)
   BNP Paribas                                          38,900            3,007
   Coflexip Stena Offshore                              29,200            3,482
   Compagnie de Saint-Gobain                            14,300            1,973
   Compagnie Francaise d'Etudes
     et de Construction Technip                         28,710            3,329
   Elf Aquitaine                                            12                2
   ISIS                                                 22,500            1,565
   Lafarge                                              80,700            6,059
   Suez Lyonnaise des Eaux                              16,400            2,780
   Total Fina Elf                                       28,044            4,011
   Vivendi                                              19,700            1,218
                                                                       --------
                                                                         27,426
                                                                       --------
GERMANY (7.8%)
   BASF                                                 99,200            3,761
   Bayer                                                76,000            3,348
   Bayerische Hypo-und Vereinsbank                      60,800            3,054
   Bayerische Motoren Werke                             87,300            2,622
   Buderus                                              67,400            1,300
   Deutsche Post*                                       44,300              856
   FAG Kugelfischer Georg Schaefer                     250,500            1,701
   Siemens                                              20,100            2,301
                                                                       --------
                                                                         18,943
                                                                       --------
HONG KONG (3.0%)
   China Mobile*                                       405,000            2,212
   Esprit Holdings                                     650,000              542
   Li & Fung                                         1,512,000            3,160
   Sun Hung Kai Properties                             191,000            1,475
                                                                       --------
                                                                          7,389
                                                                       --------
IRELAND (0.1%)
   Bank of Ireland                                      17,306              142
                                                                       --------
ISRAEL (0.5%)
   ECI Telecom                                          53,080            1,121
                                                                       --------
ITALY (6.8%)
   Banca Intesa                                        689,385            3,038
   ENI-Ente Nazionale Idrocarburi                      827,900            5,053
   Parmalat Finanziaria                              2,640,500            4,229
   Saipem                                              829,900            4,190
                                                                       --------
                                                                         16,510
                                                                       --------
--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
JAPAN (23.1%)
   Canon                                                32,300         $  1,268
   Daiwa House Industry                                270,000            1,711
   Daiwa Securities Group                              127,000            1,336
   DDI                                                     453            2,135
   Fast Retailing                                       21,700            5,297
   Fuji Heavy Industries                               833,000            5,888
   Hitachi                                             194,000            1,851
   Japan Tobacco                                           325            2,074
   KAO                                                  85,000            2,609
   Kirin Brewery                                       237,400            2,261
   Kyocera                                              19,600            2,566
   Lawson                                               13,500              459
   Matsumotokiyoshi                                     10,700              377
   Matsushita Electric Industrial                      184,000            4,618
   Minebea                                             158,000            1,617
   Murata Manufacturing                                 12,000            1,603
   Olympus Optical                                      79,000            1,162
   Promise                                              35,200            2,593
   Sharp                                               294,000            3,503
   SKY Perfect Communications*                              29               47
   Sumitomo Heavy Industries                           868,000            1,645
   TDK                                                   6,700              728
   Tokio Marine & Fire Insurance                       148,000            1,669
   Toshiba                                             454,000            3,217
   Yamada Denki                                         27,000            1,926
   Yokowo                                              117,000            2,176
                                                                       --------
                                                                         56,336
                                                                       --------
NETHERLANDS (6.8%)
   Akzo Nobel                                           48,300            2,294
   Fortis                                              141,500            4,163
   IHC Caland                                           96,412            4,410
   Royal KPN                                                 2               --
   Unique International                                269,686            5,752
                                                                       --------
                                                                         16,619
                                                                       --------
NEW ZEALAND (1.0%)
   Fletcher Challenge Building                       3,228,459            2,516
                                                                       --------
NORWAY (1.6%)
   Kvaerner*                                            85,779              648
   Petroleum Geo Services ADR*                         300,400            3,323
                                                                       --------
                                                                          3,971
                                                                       --------
SINGAPORE (0.7%)
   Oversea-Chinese Banking                             241,600            1,625
                                                                       --------
SOUTH KOREA (0.9%)
   Hite Brewery                                         48,500            1,516
   Pohang Iron & Steel ADR                              45,000              650
                                                                       --------
                                                                          2,166
                                                                       --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2000


INTERNATIONAL EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
SPAIN (5.1%)
   Altadis                                             327,200         $  4,754
   Sociedad General de Aguas
     de Barcelona                                      126,351            1,595
   SOL Melia                                           199,300            1,594
   Telefonica*                                         204,600            3,215
   Union Electrica Fenosa                               66,100            1,184
                                                                       --------
                                                                         12,342
                                                                       --------
SWEDEN (2.6%)
   Sandvik                                             176,300            3,779
   Swedish Match                                       711,000            2,517
                                                                       --------
                                                                          6,296
                                                                       --------
SWITZERLAND (4.3%)
   ABB                                                  13,400            1,220
   Zurich Financial Services                            16,937            9,133
                                                                       --------
                                                                         10,353
                                                                       --------
UNITED KINGDOM (18.5%)
   Cable & Wireless                                    389,700            4,817
   Diageo                                              767,505            7,964
   Hanson                                              785,800            4,261
   IMI                                                 197,100              595
   Imperial Tobacco Group                              119,700            1,290
   Lloyds TSB Group                                    506,875            4,836
   Marconi                                             330,800            3,142
   Prudential                                          167,000            2,557
   Reckitt Benckiser                                   522,988            6,643
   Rolls-Royce                                         354,369            1,025
   Stagecoach Holdings                               4,426,771            3,671
   Vodafone Group                                    1,270,000            4,343
                                                                       --------
                                                                         45,144
                                                                       --------
Total Foreign Common Stocks
     (Cost $251,623)                                                    235,145
                                                                       --------
FOREIGN WARRANTS (0.0%)
FRANCE (0.0%)
   Lafarge, Expires 03/20/01*                           18,732               51
                                                                       --------
Total Foreign Warrants
     (Cost $0)                                                               51
                                                                       --------
Total Investments (96.6%)
   (Cost $251,623)                                                      235,196
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET (3.4%)                                  8,259
                                                                       --------


--------------------------------------------------------------------------------

                                                                    VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited  authorization -- no par value)
   based on 21,677,589 outstanding shares of
   beneficial interest                                                 $251,784
Fund shares of the Investor Shares
   (unlimited  authorization -- no par value)
   based on 730,784 outstanding shares of
   beneficial interest                                                    8,655
Fund shares of the Flex Shares
   (unlimited  authorization -- no par value)
   based on 827,776 outstanding shares of
   beneficial interest                                                   12,289
Accumulated net investment loss                                          (3,282)
Accumulated net realized loss on investments                             (9,579)
Net unrealized depreciation on investments                              (16,427)
Net unrealized appreciation on foreign currency
   and translation of other assets and liabilities
   in foreign currency investments                                           15
                                                                       --------
Total Net Assets 100.0%                                                $243,455
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                                       $10.50
                                                                       ========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                                          $10.40
                                                                       ========
Maximum Offering Price Per Share --
   Investor Shares ($10.40 / 96.25%)                                     $10.81
                                                                       ========
Net Asset Value, Offering Price and Redemption
   Price Per Share -- Flex Shares (1)                                     $9.98
                                                                       ========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
At November 30, 2000, sector diversification of the Fund was as follows:

                                         % OF         VALUE
SECTOR DIVERSIFICATION                NET ASSETS      (000)
----------------------                ----------   ----------
Food, Beverage and Tobacco               12.7%     $ 30,980
Petroleum & Fuel Products                 8.9        21,627
Banks                                     8.7        21,113
Telephones & Telecommunications           8.6        20,985
Building & Construction                   8.4        20,497
Electrical Components
  & Equipment                             7.3        17,718
Insurance                                 5.5        13,358
Consumer Goods                            5.1        12,423
Commercial Services                       4.7        11,430
Chemicals                                 3.9         9,402
Diversified Operations                    3.6         8,708
Automotive                                3.5         8,510
Financial Services                        3.3         8,092
Retail                                    3.3         8,059
Machinery                                 2.2         5,425
Transportation                            1.9         4,527
Wholesale                                 1.5         3,701
Cosmetics & Toiletries                    1.1         2,609
Metals                                    0.6         1,486
Real Estate                               0.6         1,475
Engineering                               0.5         1,220
Aerospace & Defense                       0.4         1,025
Computer & Services                       0.3           728
Broadcasting, Newspapers
  & Advertising                            --            47
                                      -------      --------
TOTAL FOREIGN
   COMMON STOCKS                         96.6       235,145
FOREIGN WARRANTS                           --            51
                                      -------      --------
TOTAL INVESTMENTS                        96.6       235,196
OTHER ASSETS AND
   LIABILITIES, NET                       3.4         8,259
                                      -------      --------
NET ASSETS                              100.0%     $243,455
                                      =======      ========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 38.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2000


INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS (97.5%)
AUSTRALIA (2.6%)
   Amcor                                                31,691         $     84
   AMP                                                  54,584              539
   BHP                                                  77,634              795
   Brambles Industries                                  11,480              272
   Coles Myer                                           65,117              256
   Commonwealth Bank of Australia                       54,365              906
   CSR                                                  46,354              107
   Foster's Brewing Group                              138,984              342
   Lend Lease                                           40,807              453
   National Australia Bank                              57,041              894
   News                                                 81,480              724
   OneSteel*                                            21,908               10
   Pacific Dunlop                                      110,154               87
   PaperlinX                                            12,530               22
   Rio Tinto                                            14,905              206
   Telstra Corporation                                 294,857              964
   Westpac Banking                                      88,156              649
   WMC                                                  70,155              267
   Woolworths                                           63,063              257
                                                                       --------
                                                                          7,834
                                                                       --------
AUSTRIA (1.5%)
   Austria Tabakwerke                                    6,564              323
   BA Holding                                           29,678            1,452
   Flughafen Wien                                        9,527              333
   Generali Holding Vienna                               2,034              294
   Mayr-Melnhof Karton                                   4,758              187
   Oesterreichische
     Elektrizitaetswirtschafts, Cl A                     8,643              752
   OMV                                                   7,194              492
   VA Technologie                                        4,408              137
   Wienerberger Baustoffindustr                         21,618              364
                                                                       --------
                                                                          4,334
                                                                       --------
BELGIUM (1.8%)
   Agfa-Gevaert                                         11,951              286
   Bekaert                                               2,132               87
   Delhaize-Le Lion                                      4,847              213
   D'ieteren                                               498              107
   Electrabel                                            3,837              796
   Fortis                                               51,089            1,506
   Groupe Bruxelles Lambert                              1,965              453
   KBC Bancassurance Holding                            22,971              901
   Solvay                                                7,825              373
   UCB                                                  11,658              404
   Union Miniere                                         2,473               87
                                                                       --------
                                                                          5,213
                                                                       --------

--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
DENMARK (1.4%)
   D/S 1912, Cl B                                           68           $  587
   Dampskibsselkabet Svendborg, Cl B                        45              525
   Danisco                                               5,310              200
   Danske Bank                                          36,000              588
   Group 4 Falck                                           800              100
   ISS*                                                  2,200              136
   Navision Software*                                    1,100               25
   Novo-Nordisk, Cl B                                    4,070              789
   Novozymes, Cl B*                                      4,070               75
   Tele Danmark                                         12,516              504
   Vestas Wind Systems                                   5,400              265
   William Demant Holding                                5,000              198
                                                                       --------
                                                                          3,992
                                                                       --------
FINLAND (0.8%)
   Metso                                                 1,600               15
   Nokia                                                47,300            1,983
   Outokumpu Oyj                                         2,600               20
   Sampo Insurance                                       1,400               69
   Sonera                                                7,300              140
   Tietoenator                                           1,200               23
   UPM-Kymmene                                           3,500              101
                                                                       --------
                                                                          2,351
                                                                       --------
FRANCE (9.4%)
   Accor                                                 6,348              239
   Air Liquide                                           2,923              382
   Alcatel, Cl A                                        35,001            1,737
   Aventis                                              23,006            1,805
   Axa                                                  11,401            1,598
   BNP Paribas                                          13,350            1,032
   Bouygues                                             10,100              444
   Canal Plus                                            3,776              478
   Cap Gemini                                            3,696              511
   Carrefour Supermarche                                20,659            1,245
   Cie Generale D'Optique
     Essilor International                                 384              112
   Compagnie de Saint-Gobain                             2,614              361
   Dassault Systemes                                     3,421              244
   Eridania Beghin-Say                                   1,025              103
   Etablissements Economiques
     du Casino Guichard Perrachon                        2,662              256
   France Telecom                                       30,098            2,528
   Groupe Danone                                         4,561              606
   Lafarge                                               3,399              255
   Lagardere S.C.A.                                      4,277              225
   L'Oreal                                              19,955            1,596
   LVMH Moet-Hennessy
     Louis Vuitton                                      14,489              959

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
FRANCE--CONTINUED
   Michelin, Cl B                                        4,201         $    121
   Pechiney, Cl A                                        2,681              105
   Pernod-Ricard                                         1,399               78
   Pinault-Printemps-Redoute                             3,740              677
   PSA Peugeot Citroen                                   1,482              306
   Publicis Groupe                                       2,950               88
   Sagem                                                 1,183              131
   Sanofi-Synthelabo                                    21,675            1,321
   Schneider Electric                                    4,644              287
   Sidel                                                 1,068               53
   Societe BIC                                           2,079               74
   Societe Eurafrance                                      174              109
   Societe Generale, Cl A                               12,935              698
   Sodexho Alliance                                      1,075              193
   STMicroelectronics                                   26,525            1,119
   Suez Lyonnaise des Eaux                               5,986            1,015
   Thomson CSF                                           5,283              230
   Total Fina Elf                                       21,667            3,099
   Total Fina Elf VVPR Strips*                           1,314               --
   Union du Credit-Bail Immobilier                       1,215              179
   Usinor                                                8,210               87
   Valeo                                                 2,353              109
   Vivendi                                              17,982            1,111
                                                                       --------
                                                                         27,906
                                                                       --------
GERMANY (13.4%)
   Adidas-Salomon                                        2,800              157
   Allianz                                              14,180            4,956
   BASF                                                 36,200            1,372
   Bayer                                                41,910            1,846
   Bayerische Hypo-und Vereinsbank                      24,422            1,227
   Beiersdorf                                            5,290              589
   Continental                                           9,150              131
   DaimlerChrysler                                      58,066            2,254
   Deutsche Bank                                        35,670            2,590
   Deutsche Lufthansa                                   22,380              473
   Deutsche Telekom                                    176,200            5,615
   Douglas Holding                                       2,550               84
   Dresdner Bank                                        29,950            1,124
   E.On*                                                44,323            2,519
   EM.TV & Merchandising                                 7,200              120
   Fresenius Medical Care                                5,650              475
   Gehe                                                  4,800              171
   Heidelberger Zement                                   3,774              172
   Hochtief                                              4,160               78
   Kamps                                                 4,850               60
   KarstadtQuelle                                        7,100              219
   Linde                                                 7,910              360
   MAN                                                   6,310              169
   Merck Kgaa                                           10,600              397
   Metro                                                18,101              774


--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
GERMANY--CONTINUED
   Muenchener Rueckversicher                            10,260         $  3,366
   Preussag                                              9,910              324
   RWE                                                  27,290            1,166
   SAP                                                  10,650            1,122
   Schering                                             11,980              657
   SGL Carbon*                                           1,350               65
   Siemens                                              34,490            3,948
   ThyssenKrupp                                         30,310              389
   Volkswagen                                           18,210              904
   WCM Beteiligungs & Grundbesi                         10,850              164
                                                                       --------
                                                                         40,037
                                                                       --------
HONG KONG (1.2%)
   Bank of East Asia                                    48,400              105
   Cathay Pacific Airways                               78,000              139
   CLP Holdings                                         52,500              245
   Hang Seng Bank                                       42,900              501
   Hong Kong & China Gas                               130,700              164
   Hutchison Whampoa                                    85,080            1,017
   Johnson Electric Holdings                            64,000              121
   Li & Fung                                            52,000              109
   New World Development                                73,000               76
   Pacific Century CyberWorks*                         283,630              176
   Sun Hung Kai Properties                              53,600              414
   Swire Pacific, Cl A                                  36,500              234
   Television Broadcasts                                 9,000               49
   Wharf Holdings                                       64,000              130
                                                                       --------
                                                                          3,480
                                                                       --------
IRELAND (0.4%)
   Allied Irish Banks                                       25               --
   CRH                                                  21,400              312
   Independent News & Media                             52,400              139
   Independent News & Media (GB)                        13,000               33
   Irish Life & Permanent                               14,200              155
   Jefferson Smurfit Group                             125,100              199
   Jefferson Smurfit Group (GB)                         45,700               75
   Kerry Group, Cl A                                     8,000               93
   Ryanair Holdings*                                    29,300              270
                                                                       --------
                                                                          1,276
                                                                       --------
ITALY (8.5%)
   Alitalia                                             98,439              177
   Arnoldo Mondadori Editore                            16,068              162
   Assicurazioni Generali                               74,100            2,706
   Autogrill                                            17,000              201
   Autostrade Concessioni e
     Costruzioni Autostrade                             75,000              477
   Banca di Roma                                       345,000              372
   Banca Intesa                                        313,103            1,380
   Banca Intesa RNC                                     51,000              137

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2000


INTERNATIONAL EQUITY INDEX FUND--CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
ITALY--CONTINUED
   Banca Popolare di Milano                             18,500         $    119
   Benetton Group                                      125,000              239
   Bipop-Carire                                        103,500              786
   Bulgari                                              18,750              227
   Enel                                                455,258            1,712
   ENI-Ente Nazionale Idrocarburi                      499,500            3,049
   Fiat                                                 24,400              597
   Fiat RNC                                              6,700               93
   Gruppo Editoriale L'Espresso                         22,500              209
   Italcementi                                          15,400              121
   Italgas                                              44,000              196
   La Rinascente                                        20,500              117
   Mediaset                                             72,600              947
   Mediobanca                                           36,500              418
   Parmalat Finanziaria                                105,000              168
   Pirelli                                             125,000              394
   Riunione Adriatica di Sicurta                        44,562              594
   San Paolo-IMI                                        87,236            1,354
   Telecom Italia                                      231,500            2,680
   Telecom Italia RNC                                   56,250              306
   TIM                                                 414,750            3,278
   TIM RNC                                              97,500              439
   Tiscali*                                              5,665              157
   Unicredito Italiano                                 310,500            1,554
                                                                       --------
                                                                         25,366
                                                                       --------
JAPAN (32.8%)
   77 Bank                                              19,000              125
   Acom                                                  6,700              502
   Advantest                                             4,300              505
   Ajinomoto                                            32,000              387
   Amada                                                16,000              131
   Aoyama Trading                                        4,100               29
   Asahi Bank                                          120,000              407
   Asahi Breweries                                      26,000              276
   Asahi Chemical Industry                              73,000              457
   Asahi Glass                                          57,000              560
   Asatsu-DK                                             2,000               51
   Autobacs Seven                                        2,400               59
   Bank of Fukuoka                                      29,000              126
   Bank of Tokyo-Mitsubishi                            210,000            2,271
   Bank of Yokohama                                     56,000              250
   Benesse                                               4,800              151
   Bridgestone                                          41,000              510
   Canon                                                40,000            1,571
   Casio Computer                                       13,000              119
   Central Japan Railway                                   105              682
   Chugai Pharmaceutical                                12,000              212
   Chuo Mitsui Trust & Banking                          39,000              123
   Citizen Watch                                        17,000              139


--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
JAPAN--CONTINUED
   Cosmo Oil Company                                    49,000           $  112
   Credit Saison                                         8,300              172
   CSK                                                   2,800               51
   Dai Nippon Printing                                  37,000              539
   Daicel Chemical Industries                           23,000               73
   Daiei*                                               43,000               85
   Daiichi Pharmaceutical                               14,000              387
   Daikin                                               13,000              282
   Daikyo*                                              14,000               22
   Daimaru                                              18,000               49
   Dainippon Ink & Chemical                             41,000              138
   Daito Trust Construction                              6,400              105
   Daiwa Bank                                           94,000              173
   Daiwa House Industry                                 26,000              165
   Daiwa Kosho Lease                                    23,000               65
   Daiwa Securities Group                               62,000              652
   Denso                                                43,000              961
   East Japan Railway                                      181            1,042
   Ebara                                                16,000              203
   Eisai                                                14,000              480
   Fanuc                                                10,900              879
   Fuji Machine Manufacturing                            2,000               51
   Fuji Photo Film                                      24,000              966
   Fuji Television Network                                  19              168
   Fujitsu                                              90,000            1,436
   Furukawa Electric                                    30,000              720
   Gunma Bank                                           26,000              135
   Gunze                                                22,000               83
   Hankyu Department Store                              14,000               57
   Haseko*                                              89,000               35
   Hirose Electric                                       1,900              232
   Hitachi                                             151,000            1,441
   Hokuriku Bank*                                       26,000               54
   Honda Motor                                          44,000            1,541
   Hoya                                                  5,600              465
   Isetan                                               14,000              129
   Itochu*                                              65,000              302
   Ito-Yokado                                           19,000              952
   Japan Air Lines                                      86,000              370
   Japan Energy*                                        88,000              193
   Japan Steel Works*                                   34,000               34
   Japan Tobacco                                            91              581
   Joyo Bank                                            39,300              131
   Jusco                                                16,000              358
   Kadokawa Shoten Publishing                            1,000               23
   Kajima                                               66,000              191
   Kaken Pharmaceutical                                  7,000               37
   Kamigumi                                             23,000              109
   Kanebo*                                              34,000               93
   Kaneka                                               17,000              142

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
JAPAN--CONTINUED
   Kansai Electric Power                                48,200         $    811
   KAO                                                  29,000              890
   Kawasaki Heavy Industries*                          100,000              129
   Kawasaki Kisen Kaisha                                43,000               72
   Kawasaki Steel                                      134,000              160
   Kinki Nippon Railway                                 89,000              376
   Kirin Brewery                                        48,000              457
   Komatsu                                              48,000              240
   Konami                                                5,200              350
   Koyo Seiko                                           12,000               86
   Kubota                                               68,000              242
   Kuraray                                              22,000              183
   Kurita Water Industries                               7,000              106
   Kyocera                                               8,600            1,126
   Kyowa Hakko Kogyo                                    21,000              168
   Maeda Road Construction                              18,000               77
   Marubeni*                                            68,000              162
   Marui                                                18,000              232
   Matsushita Electric Industrial                       94,000            2,359
   Meiji Seika                                          23,000              136
   Minebea                                              19,000              195
   Mitsubishi                                           81,000              620
   Mitsubishi Chemical                                 110,000              308
   Mitsubishi Electric                                 101,000              656
   Mitsubishi Estate                                    62,000              697
   Mitsubishi Heavy Industries                         160,000              699
   Mitsubishi Materials                                 52,000              147
   Mitsubishi Trust & Banking                           54,000              395
   Mitsui                                               75,000              466
   Mitsui Fudosan                                       38,000              441
   Mitsui Marine & Fire Insurance                       37,000              217
   Mitsui Mining & Smelting                             32,000              272
   Mitsukoshi*                                          29,000              117
   Mizuho Holding                                          370            2,395
   Murata Manufacturing                                 11,200            1,496
   Mycal                                                23,000               53
   Namco                                                 2,800               70
   NEC                                                  73,000            1,374
   NGK Insulators                                       18,000              234
   NGK Spark Plug                                       12,000              202
   Nidec                                                 3,200              189
   Nikon                                                17,000              244
   Nintendo                                              6,500              973
   Nippon Express                                       57,000              357
   Nippon Mitsubishi Oil                                71,000              390
   Nippon Paper Industries                              46,000              259
   Nippon Sheet Glass                                   21,000              295
   Nippon Shinpan                                       17,000               23
   Nippon Steel                                        335,000              593
   Nippon Suisan Kaisha                                 24,000               39
   Nippon Telegraph & Telephone                            578            4,983
   Nippon Yusen Kabushiki Kaisha                        63,000              270


--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
JAPAN--CONTINUED
   Nishimatsu Construction                              25,000         $     87
   Nissan Motor*                                       184,000            1,125
   Nissin Food Products                                  5,900              154
   Nitto Denko                                           7,600              252
   Nomura Securities                                    90,000            1,893
   Noritake                                             18,000              102
   NSK                                                  29,000              204
   NTN                                                  29,000               87
   Obayashi                                             42,000              196
   Oji Paper                                            53,000              292
   Okumura                                              21,000               66
   Olympus Optical                                      14,000              206
   Omron                                                12,000              271
   Orient*                                              19,000               30
   Oriental Land                                         4,700              326
   Orix                                                  3,820              362
   Osaka Gas                                           122,000              334
   OYO                                                   3,000               33
   Penta-Ocean Constrution                              35,000               44
   Pioneer                                               8,000              256
   Promise                                               5,700              420
   Rohm                                                  5,400            1,302
   Sakura Bank                                         178,000            1,028
   Sanden                                               12,000               58
   Sankyo                                               22,000              476
   Sanrio                                                4,000               58
   Sanyo Electric                                       91,000              709
   Secom                                                11,000              771
   Sega*                                                 7,300               79
   Seino Transportation                                 15,000               69
   Seiyu*                                               16,000               46
   Sekisui Chemical                                     24,000               76
   Sekisui House                                        35,000              339
   Sharp                                                49,000              584
   Shimachu                                              3,400               46
   Shimamura                                             1,200               90
   Shimano                                               7,600              145
   Shimizu                                              50,000              153
   Shin-Etsu Chemical                                   20,000              896
   Shionogi                                             17,000              342
   Shiseido                                             19,000              246
   Shizuoka Bank                                        35,000              322
   Skylark                                               6,000              163
   SMC                                                   3,400              497
   Snow Brand Milk Products                             19,000               65
   Softbank                                             15,000              784
   Sony                                                 41,400            3,124
   Sumitomo                                             52,000              412
   Sumitomo Bank                                       139,000            1,387
   Sumitomo Chemical                                    87,000              382
   Sumitomo Electric Industries                         39,000              667
   Sumitomo Marine & Fire                               30,000              201

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2000


INTERNATIONAL EQUITY INDEX FUND--CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
JAPAN--CONTINUED
   Sumitomo Metal Industries*                          200,000         $    128
   Taisei                                               79,000              128
   Taisho Pharmaceutical                                17,000              443
   Taiyo Yuden                                           5,000              198
   Takara Shuzo                                         10,000              207
   Takashimaya                                          20,000              144
   Takeda Chemical Industries                           39,000            2,415
   Takefuji                                              6,800              404
   Teijin                                               50,000              232
   Terumo                                               10,700              212
   Tobu Railway                                         63,000              183
   Toei                                                  6,000               26
   Toho                                                  1,000              134
   Tohoku Electric Power                                33,000              425
   Tokai Bank                                          105,000              478
   Tokio Marine & Fire Insurance                        74,000              834
   Tokyo Broadcasting System                             3,000              111
   Tokyo Dome*                                          16,000               62
   Tokyo Electric Power                                 60,100            1,421
   Tokyo Electron                                        7,800              556
   Tokyo Gas                                           142,000              400
   Tokyu                                                60,000              321
   Toppan Printing                                      37,000              322
   Toray Industries                                     87,000              348
   Toshiba                                             152,000            1,077
   Tosoh                                                29,000               89
   Tostem                                               11,000              158
   Toto                                                 24,700              177
   Toyo Information Systems                              2,000              113
   Toyo Seikan Kaisha                                   11,300              195
   Toyota Motor                                        169,700            6,051
   Trans Cosmos                                          1,100               73
   Ube Industries                                       49,000              112
   Uni-Charm                                             3,200              145
   UNY                                                   9,000              119
   World                                                 2,250               76
   Yamaha                                               12,000              122
   Yamaichi Securities*                                 15,000               --
   Yamanouchi Pharmaceutical                            17,000              827
   Yamato Transport                                     20,000              400
   Yokogawa Electric                                    13,000              109
                                                                       --------
                                                                         97,570
                                                                       --------
NETHERLANDS (2.8%)
   ABN Amro Holding                                     27,147              570
   Aegon                                                24,027              990
   Akzo Nobel                                            5,815              276
   ASM Lithography Holding*                              7,380              155
   Buhrmann                                              1,884               47
   Elsevier                                             11,463              145
   Getronics                                             6,174               32
   Hagemeyer                                             1,541               34


--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
NETHERLANDS--CONTINUED
   Heineken                                              5,659         $    306
   ING Groep                                            16,745            1,207
   Koninklijke Ahold                                    11,892              381
   Koninklijke Philips Electronics                      22,132              732
   Royal Dutch Petroleum                                37,246            2,234
   Royal KPN                                            16,964              229
   TNT Post Group                                        8,445              203
   Unilever                                             10,442              644
   Wolters Kluwer                                        4,951              121
                                                                       --------
                                                                          8,306
                                                                       --------
NEW ZEALAND (0.3%)
   Carter Holt Harvey                                  260,100              188
   Fletcher Challenge Energy                            51,700              186
   Telecom of New Zealand                              185,785              437
                                                                       --------
                                                                            811
                                                                       --------
NORWAY (1.1%)
   Bergesen, Cl A                                        8,750              151
   DNB Holding                                          87,900              405
   Frontline*                                            8,100              124
   Kvaerner*                                             8,800               66
   Merkantildata*                                       18,600               76
   Norsk Hydro                                          28,025            1,124
   Opticom*                                              1,200              104
   Orkla                                                23,900              430
   Petroleum Geo-Services*                              11,600              135
   Schibsted                                             7,200               91
   Storebrand                                           32,387              224
   Tomra Systems                                        16,400              295
                                                                       --------
                                                                          3,225
                                                                       --------
PORTUGAL (0.8%)
   Banco Comercial Portugues                           121,577              607
   Banco Espirito Santo                                 13,922              216
   BPI-SGPS                                             37,962              120
   Brisa-Auto Estradas de Portugal*                     18,632              156
   Cimpor Cimentos de Portugal*                          8,979              207
   Electricidade de Portugal*                          180,092              536
   Portugal Telecom*                                    62,248              509
   Sonae S.G.P.S.                                      144,306              157
                                                                       --------
                                                                          2,508
                                                                       --------
SINGAPORE (0.6%)
   Chartered Semiconductor
     Manufacturing*                                     20,000               67
   DBS Group Holdings                                   38,467              436
   Oversea-Chinese Banking                              36,350              245
   Singapore Airlines                                   31,000              299
   Singapore Press Holdings                             11,000              171
   Singapore Technologies Engineering                   59,000               88
   Singapore Telecommunications                        152,000              253
   United Overseas Bank                                 49,000              352
                                                                       --------
                                                                          1,911
                                                                       --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
SPAIN (4.2%)
   Acerinox                                              3,658         $     95
   ACS - Actividades Cons y Servicios*                   3,460               80
   Altadis                                              17,595              256
   Autopistas Concesionaria Espanola*                   19,441              149
   Banco Bilbao Vizcaya Argentaria                     168,995            2,260
   Banco Santander Central Hispano                     236,832            2,101
   Endesa                                               56,678              917
   Fomento de Construcciones
     y Contratas*                                        8,430              150
   Gas Natural                                          22,553              375
   Grupo Dragados*                                      12,884              128
   Iberdrola*                                           50,371              603
   Repsol YPF                                           66,075            1,080
   Sociedad General de Aguas
     de Barcelona                                        7,732               98
   SOL Melia                                             9,872               79
   Telefonica*                                         228,191            3,585
   Telepizza*                                           10,883               27
   Union Electrica Fenosa                               16,618              298
   Zardoya-Otis                                         14,347              116
   Zeltia*                                               9,580              167
                                                                       --------
                                                                         12,564
                                                                       --------
SWEDEN (1.2%)
   Assa Abloy, Cl B                                      7,200              129
   Atlas Copco, Cl A                                     4,200               89
   Electrolux, Cl B                                      7,100               99
   Hennes & Mauritz, Cl B                               15,900              268
   NetCom, Cl B*                                         2,100               70
   OM Gruppen                                            1,600               41
   Sandvik                                               6,600              142
   Securitas, Cl B                                       7,500              121
   Skandia Forsakrings                                  19,100              291
   Skandinaviska Enskilda Banken,
     Cl A                                               13,300              143
   Skanska, Cl B                                         3,200              130
   Svenska Cellulosa, Cl B                               6,500              128
   Svenska Handelsbanken, Cl A                          14,000              223
   Swedish Match                                        12,100               43
   Telefonaktiebolaget LM Ericsson,
     Cl B                                              134,200            1,532
   Volvo, Cl B                                           7,250              108
   WM-Data, Cl B                                         9,500               32
                                                                       --------
                                                                          3,589
                                                                       --------
SWITZERLAND (1.9%)
   ABB                                                   3,483              317
   Adecco                                                  230              143
   Credit Suisse Group                                   2,870              500
   Givaudan*                                               141               35
   Holderbank Financiere Glarus, Cl B                      120              125


--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
SWITZERLAND--CONTINUED
   Nestle                                                  377         $    819
   Novartis                                                769            1,248
   Roche Holding, Bearer                                    17              196
   Roche Holding, Genuss                                    75              743
   Swiss Re                                                155              345
   Swisscom                                                850              203
   Syngenta*                                               997               45
   UBS                                                   4,558              630
   Zurich Financial Services                               838              452
                                                                       --------
                                                                          5,801
                                                                       --------
UNITED KINGDOM (10.8%)
   3I Group                                             13,747              244
   Abbey National                                       26,776              419
   Amvescap                                             14,281              223
   ARM Holdings*                                        18,176              113
   AstraZeneca                                          32,170            1,642
   BAE Systems                                          62,499              321
   Barclays                                             27,865              781
   Bass                                                 25,643              270
   BG Group                                             78,185              317
   BOC Group                                            14,814              208
   Boots                                                25,603              220
   BP Amoco                                            407,105            3,165
   British American Tobacco                             45,454              323
   British SKY Broadcasting*                            36,826              514
   British Telecommunications                          120,410            1,040
   Cadbury Schweppes                                    57,130              398
   Centrica                                             80,656              274
   CGNU                                                 45,984              694
   CMG                                                  12,974              162
   Diageo                                               73,986              768
   Dixons Group                                         25,928               91
   EMI Group                                            23,923              188
   Exel                                                 11,471              179
   GKN                                                  24,438              266
   Glaxo Wellcome                                       67,519            1,969
   Granada Compass*                                     54,075              516
   Great Universal Stores                               29,601              222
   Halifax Group                                        45,295              423
   Hanson                                               26,996              146
   Hays                                                 38,180              189
   HSBC Holdings                                       169,557            2,233
   Imperial Chemical Industries                         28,133              192
   International Power*                                 35,430              129
   Invensys                                            118,700              289
   J. Sainsbury                                         53,831              317
   Kingfisher                                           28,173              184
   Lattice Group*                                       78,185              165
   Legal & General Group                               116,977              298
   Lloyds TSB Group                                     96,317              919

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2000


INTERNATIONAL EQUITY INDEX FUND--CONCLUDED
--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
UNITED KINGDOM--CONTINUED
   Logica                                                7,688         $    153
   Marconi                                              48,681              462
   Marks & Spencer                                      61,066              169
   Misys                                                13,832               97
   National Grid Group                                  18,415              162
   Pearson                                              11,515              258
   Prudential                                           38,549              590
   Psion                                                 9,191               30
   Reed International                                   19,002              170
   Rentokil Initial                                     22,492               62
   Reuters Group                                        31,488              463
   Rio Tinto                                            30,059              450
   Royal Bank of Scotland Group                         50,813            1,044
   Sage Group*                                          24,544              135
   Scottish Power                                       41,708              312
   Sema                                                  9,182               38
   SmithKline Beecham                                  110,696            1,443
   Tesco                                               161,585              648
   Unilever                                             66,016              547
   Vodafone Group                                    1,102,648            3,771
   WPP Group                                            18,604              202
                                                                       --------
                                                                         32,217
                                                                       --------
Total Foreign Common Stocks
     (Cost $305,484)                                                    290,291
                                                                       --------
FOREIGN PREFERRED STOCKS (0.7%)
AUSTRALIA (0.2%)
   News                                                 86,531              667
                                                                       --------
GERMANY (0.5%)
   RWE                                                   4,980              157
   SAP                                                   7,690              991
   Volkswagen                                            6,470              183
                                                                       --------
                                                                          1,331
                                                                       --------
ITALY (0.0%)
   Fiat                                                  7,200              112
                                                                       --------
Total Foreign Preferred Stocks
     (Cost $2,866)                                                        2,110
                                                                       --------
FOREIGN RIGHTS (0.0%)
HONG KONG (0.0%)
   Pacific Century Cyberworks*                           8,508               --
                                                                       --------
PORTUGAL (0.0%)
   Portugal Telecom*                                    62,248                1
                                                                       --------
Total Foreign Rights
     (Cost $0)                                                                1
                                                                       --------


--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT (0.0%)
   HighMark Diversified
     Money Market Fund                                   1,845         $      2
                                                                       --------
Total Cash Equivalent
     (Cost $2)                                                                2
                                                                       --------
Total Investments (98.2%)
   (Cost $308,352)                                                      292,404
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET (1.8%)                                  5,312
                                                                       --------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited  authorization -- no par value)
   based on 23,491,350 outstanding shares of
   beneficial interest                                                  314,429
Fund shares of the Investor Shares
   (unlimited  authorization -- no par value)
   based on 270,272 outstanding shares of
   beneficial interest                                                    1,837
Fund shares of the Flex Shares
   (unlimited  authorization -- no par value)
   based on 476,981 outstanding shares of
   beneficial interest                                                    6,329
Undistributed net investment income                                          44
Accumulated net realized loss on investments                             (8,923)
Net unrealized depreciation on investments                              (15,948)
Net unrealized depreciation on foreign currency
   and translation of other assets and liabilities
   in foreign currency investments                                          (52)
                                                                       --------
Total Net Assets 100.0%                                                $297,716
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                                       $12.29
                                                                       ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares                                    $12.12
                                                                       ========
Maximum Offering Price Per Share --
   Investor Shares ($12.12 / 96.25%)                                     $12.59
                                                                       ========
Net Asset Value, Offering Price and
   Redemption Price Per Share -- Flex Shares (1)                         $12.02
                                                                       ========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
At November 30, 2000, sector diversification of the Fund was as follows:

                                        % OF        VALUE
SECTOR DIVERSIFICATION               NET ASSETS     (000)
----------------------               ----------   ---------
Banks                                   14.3%     $ 42,675
Telephones & Telecommunications         12.2        36,479
Electrical Components
  & Equipment                           11.0        32,645
Insurance                                6.9        20,465
Medical Products & Services              6.6        19,802
Petroleum & Fuel Products                5.5        16,361
Diversified Operations                   5.1        15,246
Automotive                               4.9        14,661
Food, Beverage, & Tobacco                4.3        12,701
Consumer Goods                           4.0        11,938
Retail                                   2.9         8,684
Chemicals                                2.6         7,685
Financial Services                       2.2         6,697
Transportation                           2.2         6,433
Building & Construction                  2.1         6,121
Computers & Services                     2.0         5,876
Broadcasting, Newspapers
  & Advertising                          1.5         4,395
Commercial Services                      1.4         4,129
Cosmetics & Toiletries                   1.2         3,450
Real Estate                              0.8         2,518
Metals                                   0.8         2,329
Machinery                                0.8         2,290
Airlines                                 0.7         2,061
Paper & Related Products                 0.6         1,670
Investment Companies                     0.3         1,028
Engineering                              0.3           936
Aerospace & Defense                      0.1           321
Consumer Services                        0.1           260
Home Furnishing & Appliances             0.1           177
Wholesale                                 --           155
Agriculture                               --           103
                                      ------      --------
TOTAL FOREIGN
  COMMON STOCKS                         97.5       290,291
TOTAL FOREIGN
  PREFERRED STOCKS                       0.7         2,110
TOTAL FOREIGN RIGHTS                      --             1
CASH EQUIVALENT                           --             2
                                      ------      --------
TOTAL INVESTMENTS                       98.2       292,404
OTHER ASSETS AND
   LIABILITIES, NET                      1.8         5,312
                                      ------      --------
NET ASSETS                             100.0%     $297,716
                                      ======      ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 38.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2000


LIFE VISION AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS (98.3%)
   STI Classic Core Equity Fund,
     Trust Shares                                      585,334          $ 6,269
   STI Classic Growth and Income
     Fund, Trust Shares                                209,125            3,210
   STI Classic International Equity
     Index Fund, Trust Shares                          260,765            3,205
   STI Classic Mid-Cap Equity Fund,
     Trust Shares                                       33,415              358
   STI Classic Small Cap Growth
     Stock Fund, Trust Shares                           69,141            1,175
   STI Classic Small Cap Value
     Equity Fund, Trust Shares                         123,527            1,217
   STI Classic Value Income Stock
     Fund, Trust Shares                                305,524            3,233
                                                                        -------
Total Equity Funds
     (Cost $18,673)                                                      18,667
                                                                        -------
MONEY MARKET FUND (1.8%)
   STI Classic Prime Quality Money
     Market Fund, Trust Shares                         332,326              332
                                                                        -------
Total Money Market Fund
     (Cost $332)                                                            332
                                                                        -------
Total Investments (100.1%)
   (Cost $19,005)                                                        18,999
                                                                        -------
OTHER ASSETS AND LIABILITIES, NET (-0.1%)                                   (16)
                                                                        -------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited  authorization -- no par value)
   based on 1,633,516 outstanding shares
   of beneficial interest                                                16,513
Undistributed net investment income                                          62
Accumulated net realized gain
   on investments                                                         2,414
Net unrealized depreciation on investments                                   (6)
                                                                        -------
Total Net Assets 100.0%                                                 $18,983
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                                       $11.62
                                                                        =======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 38.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


LIFE VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS (78.9%)
   STI Classic Core Equity Fund,
     Trust Shares                                      462,391          $ 4,952
   STI Classic Growth and Income
     Fund, Trust Shares                                462,684            7,102
   STI Classic International Equity
     Index Fund, Trust Shares                          510,887            6,279
   STI Classic Mid-Cap Equity Fund,
     Trust Shares                                       71,777              769
   STI Classic Small Cap Growth
     Stock Fund, Trust Shares                          160,034            2,721
   STI Classic Small Cap Value
     Equity Fund, Trust Shares                         285,647            2,814
   STI Classic Value Income Stock
     Fund, Trust Shares                                675,955            7,152
                                                                        -------
Total Equity Funds
     (Cost $31,981)                                                      31,789
                                                                        -------
FIXED INCOME FUNDS (20.5%)
   STI Classic Investment Grade
     Bond Fund, Trust Shares                           463,105            4,543
   STI Classic Limited-Term Federal
     Mortgage Securities Fund,
     Trust Shares                                      187,411            1,850
   STI Classic Short-Term Bond
     Fund, Trust Shares                                187,575            1,849
                                                                        -------
Total Fixed Income Funds
     (Cost $8,159)                                                        8,242
                                                                        -------
MONEY MARKET FUND (0.7%)
   STI Classic Prime Quality Money
     Market Fund, Trust Shares                         278,924              279
                                                                        -------
Total Money Market Fund
     (Cost $279)                                                            279
                                                                        -------
Total Investments (100.1%)
   (Cost $40,419)                                                        40,310
                                                                        -------
OTHER ASSETS AND LIABILITIES, NET (-0.1%)                                   (30)
                                                                        -------


--------------------------------------------------------------------------------

                                                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited authorization -- no par value)
   based on 3,804,573 outstanding shares
   of beneficial interest                                               $38,693
Undistributed net investment income                                         208
Accumulated net realized gain
   on investments                                                         1,488
Net unrealized depreciation on investments                                 (109)
                                                                        -------
Total Net Assets 100.0%                                                 $40,280
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                                       $10.59
                                                                        =======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 38.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2000


LIFE VISION MODERATE GROWTH FUND
--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS (63.7%)
   STI Classic Core Equity Fund,
     Trust Shares                                    1,274,495          $13,650
   STI Classic Growth and Income
     Fund, Trust Shares                                454,859            6,982
   STI Classic International Equity
     Index Fund, Trust Shares                        1,169,286           14,370
   STI Classic Mid-Cap Equity Fund,
     Trust Shares                                      149,881            1,607
   STI Classic Small Cap Growth
     Stock Fund, Trust Shares                          310,964            5,286
   STI Classic Small Cap Value
     Equity Fund, Trust Shares                         554,982            5,467
   STI Classic Value Income Stock
     Fund, Trust Shares                                664,512            7,030
                                                                        -------
Total Equity Funds
     (Cost $55,495)                                                      54,392
                                                                        -------
FIXED INCOME FUNDS (35.2%)
   STI Classic Investment Grade
     Bond Fund, Trust Shares                         1,406,871           13,801
   STI Classic Limited-Term Federal
     Mortgage Securities Fund,
     Trust Shares                                      825,833            8,151
   STI Classic Short-Term Bond Fund,
     Trust Shares                                      826,114            8,146
                                                                        -------
Total Fixed Income Funds
     (Cost $29,839)                                                      30,098
                                                                        -------
MONEY MARKET FUND (1.1%)
   STI Classic Prime Quality Money
     Market Fund, Trust Shares                         919,808              920
                                                                        -------
Total Money Market Fund
     (Cost $920)                                                            920
                                                                        -------
Total Investments (100.0%)
   (Cost $86,254)                                                        85,410
                                                                        -------
OTHER ASSETS AND LIABILITIES, NET (0.0%)                                    (26)
                                                                        -------


--------------------------------------------------------------------------------

                                                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited  authorization -- no par value)
   based on 8,043,302 outstanding shares
   of beneficial interest                                               $80,290
Undistributed net investment income                                         598
Accumulated net realized gain
   on investments                                                         5,340
Net unrealized depreciation on investments                                 (844)
                                                                        -------
Total Net Assets 100.0%                                                 $85,384
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                                       $10.62
                                                                        =======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 38.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


MID-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (91.5%)
BASIC MATERIALS (6.8%)
   Bowater                                              47,700         $  2,543
   Potash of Saskatchewan                               26,900            1,777
   Stillwater Mining*                                  254,100            8,561
                                                                       --------
                                                                         12,881
                                                                       --------
CAPITAL GOODS (4.6%)
   ACT Manufacturing*                                  102,400            2,067
   Optimal Robotics*                                   135,650            3,595
   SPX*                                                 29,100            3,079
                                                                       --------
                                                                          8,741
                                                                       --------
COMMUNICATION SERVICES (5.8%)
   Commscope*                                           97,700            1,655
   Sirius Satellite Radio*                              63,800            2,050
   Western Wireless, Cl A*                             157,800            6,263
   Winstar Communications*                              68,025              995
                                                                       --------
                                                                         10,963
                                                                       --------
CONSUMER CYCLICALS (7.3%)
   American Eagle Outfitters*                           58,600            2,582
   Men's Wearhouse*                                    479,450           11,207
                                                                       --------
                                                                         13,789
                                                                       --------
CONSUMER STAPLES (3.6%)
   Hispanic Broadcasting*                               45,100            1,218
   Sensient Technologies                               153,300            3,449
   Suiza Foods*                                         49,500            2,138
                                                                       --------
                                                                          6,805
                                                                       --------
ENERGY (12.0%)
   Barrett Resources*                                   65,000            2,511
   BJ Services*                                         26,100            1,390
   Bouygues Offshore                                    81,400            1,679
   Coflexip Stena Offshore                              10,300              592
   Cooper Cameron*                                      16,300              884
   Ensco International                                  22,700              552
   Global Marine*                                       58,700            1,288
   Nabors Industries*                                   21,800              958
   National-Oilwell*                                    34,800            1,109
   Noble Drilling*                                      38,800            1,118
   Ocean Energy*                                        70,600              918
   Precision Drilling*                                 215,400            5,546
   Smith International*                                 20,400            1,184
   Stone Energy*                                        43,300            2,176
   Veritas DGC*                                         36,600              899
                                                                       --------
                                                                         22,804
                                                                       --------


--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
FINANCE (6.4%)
   Colonial Bancgroup                                   47,400         $    441
   Hibernia, Cl A                                      233,200            2,784
   Marshall & Ilsley                                    53,700            2,289
   North Fork Bancorporation                           106,500            2,256
   SouthTrust                                          131,700            4,445
                                                                       --------
                                                                         12,215
                                                                       --------
HEALTH CARE (15.3%)
   Barr Laboratories*                                   38,200            2,304
   Chiron*                                              28,192            1,152
   Health Management Associates,
     Cl A*                                             312,800            6,666
   King Pharmaceuticals*                               216,712           10,565
   Renal Care Group*                                   235,300            5,118
   Sepracor*                                            26,500            1,936
   Watson Pharmaceutical*                               29,500            1,357
                                                                       --------
                                                                         29,098
                                                                       --------
TECHNOLOGY (27.4%)
   Antec*                                               48,700              399
   Caliper Technologies*                                35,700            1,582
   C-Cube Microsystems*                                548,050            8,289
   Concurrent Computer*                                338,900            3,357
   Cree*                                                22,400            1,257
   Cypress Semiconductor*                               57,200            1,208
   Efficient Networks*                                  34,500              630
   Integrated Circuit Systems*                          13,700              217
   Integrated Device Technology*                        28,800              857
   Intuit*                                              44,800            2,041
   J.D. Edwards*                                        68,800            1,746
   Jabil Circuit*                                       36,800            1,150
   Sandisk*                                             64,700            2,576
   Sawtek*                                             113,400            5,833
   Scientific-Atlanta                                   28,000            1,130
   Seachange International*                            149,900            3,494
   Stratos Lightwave*                                   82,700            1,308
   Symbol Technologies                                 127,250            5,098
   Virata*                                              89,400            1,274
   Vishay Intertechnology*                              59,200            1,117
   Vitesse Semiconductor*                               26,100            1,126
   Zoran*                                              237,400            6,217
                                                                       --------
                                                                         51,906
                                                                       --------
UTILITIES (2.3%)
   Calpine*                                             23,800              845
   Equitable Resources                                  61,800            3,445
                                                                       --------
                                                                          4,290
                                                                       --------
Total Common Stocks
     (Cost $176,846)                                                    173,492
                                                                       --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2000


MID-CAP EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                  SHARES/FACE
                                                  AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
PREFERRED STOCK (0.5%)
   Winstar Communications,
     Ser A, PIK                                         32,000         $    836
                                                                       --------
Total Preferred Stock
     (Cost $1,132)                                                          836
                                                                       --------
CONVERTIBLE BONDS (5.3%)
   Affymetrix,
     CV to 16.2602 Shares (A)
     5.000%, 10/01/06                                 $  1,450            1,628
   Human Genome Sciences,
     CV to 9.1324 Shares (A)
     3.750%, 03/15/07                                    2,220            1,776
   Human Genome Sciences,
     CV to 17.7778 Shares (A)
     5.000%, 02/01/07                                    1,415            1,804
   Millennium Pharmaceuticals,
     CV to 23.7696 (A)
     5.500%, 01/15/07                                    1,690            2,343
   Sepracor,
     CV to 10.8249 Shares (A)
     5.000%, 02/15/07                                    2,675            2,535
                                                                       --------
Total Convertible Bonds
     (Cost $10,348)                                                      10,086
                                                                       --------
REPURCHASE AGREEMENT (0.8%)
   Deutsche Bank
     6.510%, dated 11/30/00, matures
     12/01/00, repurchase price
     $1,602,500 (collateralized by
     U.S. Treasury Bond: total market
     value $1,634,983) (C)                               1,602            1,602
                                                                       --------
Total Repurchase Agreement
     (Cost $1,602)                                                        1,602
                                                                       --------
Total Investments (98.1%)
   (Cost $189,928)                                                      186,016
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET (1.9%)                                  3,638
                                                                       --------


--------------------------------------------------------------------------------

                                                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited authorization -- no par value)
   based on 15,402,198 outstanding shares
   of beneficial interest                                              $155,007
Fund shares of the Investor Shares
   (unlimited authorization -- no par value)
   based on 1,148,685 outstanding shares
   of beneficial interest                                                11,887
Fund shares of the Flex Shares
   (unlimited authorization -- no par value)
   based on 1,252,228 outstanding shares
   of beneficial interest                                                15,843
Accumulated net investment loss                                            (447)
Accumulated net realized gain
   on investments                                                        11,276
Net unrealized depreciation on investments                               (3,912)
                                                                       --------
Total Net Assets 100.0%                                                $189,654
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                                       $10.72
                                                                       ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares                                    $10.45
                                                                       ========
Maximum Offering Price Per Share --
   Investor Shares ($10.45 / 96.25%)                                     $10.86
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                                    $10.01
                                                                       ========


(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 38.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


SMALL CAP GROWTH STOCK FUND
--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (98.7%)
BASIC MATERIALS (1.7%)
   Rogers*                                             144,865         $  5,269
   Stillwater Mining*                                   80,800            2,722
                                                                       --------
                                                                          7,991
                                                                       --------
CAPITAL GOODS (10.5%)
   Anixter International*                               80,000            1,490
   Astec Industries*                                    64,740              708
   Carlisle                                             65,000            2,750
   CTS                                                  90,000            3,246
   Dycom Industries*                                   110,000            4,111
   EMCOR Group*                                        120,000            2,970
   Granite Construction                                 80,000            2,225
   Herley Industries*                                  124,000            2,403
   Insituform Technologies, Cl A*                      130,000            4,428
   Kemet*                                               71,700            1,255
   Kent Electronics*                                   110,000            1,726
   L-3 Communications Holdings*                         50,000            3,231
   Mastec*                                             125,000            3,375
   Mueller Industries*                                  75,000            1,725
   Shaw Group*                                         107,800            6,643
   Superior Industries International                    76,000            2,589
   Toro                                                 90,000            3,009
   Trimble Navigation*                                 123,600            2,657
                                                                       --------
                                                                         50,541
                                                                       --------
COMMUNICATION SERVICES (2.7%)
   Boston Communications Group*                        131,253            2,674
   Cable Design Technologies*                          160,000            2,400
   Commscope*                                           40,000              677
   Comtech Telecommunications*                          33,900              343
   Digital Lightwave*                                    6,967              220
   Gentner Communications*                             204,200            2,450
   Lightbridge*                                        100,000              837
   Polycom*                                             65,000            2,198
   Symmetricom*                                         92,500              983
   Xeta Technologies*                                   30,000              249
                                                                       --------
                                                                         13,031
                                                                       --------
CONSUMER CYCLICALS (20.7%)
   American Eagle Outfitters*                           40,000            1,762
   Barnes & Noble*                                     125,600            3,407
   BJ's Wholesale Club*                                135,000            4,531
   Brinker International*                               50,000            2,044
   CEC Entertainment*                                  125,000            4,172
   Chico's FAS*                                        185,700            4,526
   Christopher & Banks*                                120,000            3,615
   Circuit City CarMax Group*                          370,000            1,480
   Claire's Stores                                      90,000            1,671
   Concord Camera*                                     235,000            4,700
   Cost Plus/California*                                60,000            1,605
   Gildan Activewear, Cl A*                             60,000            1,785
   HOT Topic*                                          119,400            4,418


--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- CONTINUED
   Jack in the Box*                                    100,000         $  2,700
   Jakks Pacific*                                       96,000              732
   Kaufman & Broad Home                                100,000            3,137
   K-Swiss, Cl A                                       103,240            2,478
   Men's Wearhouse*                                    140,000            3,272
   Monaco Coach*                                        40,000              605
   Neiman-Marcus Group, Cl A*                           21,645              652
   NVR*                                                 24,900            2,266
   O'Charleys*                                         144,700            2,514
   Payless ShoeSource*                                  30,000            2,002
   Pier 1 Imports                                      290,000            3,208
   Polaris Industries                                   45,000            1,657
   Pulte                                               100,000            3,862
   Rare Hospitality International*                     220,000            5,665
   Sonic Automotive*                                    80,000              640
   Sonic*                                               90,000            3,510
   Standard-Pacific                                    160,000            3,300
   Station Casinos*                                    170,000            3,166
   Steven Madden*                                      250,000            1,844
   THQ*                                                 90,000            1,614
   Toll Brothers*                                      140,000            5,582
   Ultimate Electronics*                               125,000            3,391
   United Stationers*                                  100,000            2,575
                                                                       --------
                                                                        100,088
                                                                       --------
CONSUMER STAPLES (2.5%)
   Constellation Brands, Cl A*                         100,000            4,900
   Measurement Specialties*                            150,000            3,562
   Smithfield Foods*                                   125,800            3,554
                                                                       --------
                                                                         12,016
                                                                       --------
ENERGY (10.2%)
   CAL Dive International*                             160,000            3,140
   Carbo Ceramics                                       70,000            1,820
   Core Laboratories*                                  180,000            3,578
   Eagle Geophysical*                                    1,285               --
   Global Industries*                                  400,000            4,050
   Marine Drilling*                                    200,000            4,000
   Maverick Tube*                                      150,000            1,903
   National-Oilwell*                                   160,000            5,100
   Newfield Exploration*                               100,000            3,650
   Patterson Energy*                                   200,000            4,663
   Quicksilver Resources*                               35,000              284
   Rowan*                                              116,000            2,306
   Stone Energy*                                        85,000            4,271
   UNIFAB International*                               295,068            2,361
   Veritas DGC*                                        180,000            4,421
   Vintage Petroleum                                   200,000            3,838
                                                                       --------
                                                                         49,385
                                                                       --------
FINANCE (9.6%)
   Actrade Financial Technologies*                     100,000            2,031
   Barra*                                               13,400              767

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2000


SMALL CAP GROWTH STOCK FUND--CONCLUDED
--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
FINANCE -- CONTINUED
   City National                                       120,000         $  3,968
   Cullen/Frost Bankers                                135,000            4,354
   Doral Financial                                     310,000            5,851
   Gainsco                                             100,000              263
   GBC Bancorp/California                               30,000            1,046
   Greater Bay Bancorp                                  45,000            1,493
   Heller Financial                                    160,000            4,230
   Metris                                              172,500            4,172
   OceanFirst Financial                                 88,000            1,837
   Radian Group                                         84,999            5,525
   Silicon Valley Bancshares*                           50,000            1,725
   Southwest Bancorp of Texas*                          65,600            2,345
   Southwest Securities Group                           74,000            1,485
   Texas Regional Bancshares, Cl A                      35,000            1,022
   Triad Guaranty*                                     120,600            3,482
   Trustmark                                            52,760              979
                                                                       --------
                                                                         46,575
                                                                       --------
HEALTH CARE (13.3%)
   Barr Laboratories*                                  100,000            6,031
   Cryolife*                                           195,000            8,056
   Eden Bioscience*                                    110,000            3,836
   Galen Holdings ADR*                                  30,000            1,373
   Inverness Medical Technology*                       160,000            5,550
   King Pharmaceuticals*                               140,625            6,855
   Mid Atlantic Medical Services*                      270,000            5,738
   North American Scientific*                          179,500            3,321
   Noven Pharmaceuticals*                              250,970            6,337
   Orthodontic Centers of America*                      75,000            2,278
   Oxford Health Plans*                                 50,000            2,028
   Pharmacopeia*                                       100,000            2,163
   PolyMedica*                                         155,000            3,536
   Priority Healthcare, Cl B*                           80,000            2,180
   SICOR*                                              300,000            4,481
   Sunquest Information Systems*                        41,000              420
                                                                       --------
                                                                         64,183
                                                                       --------
SERVICES (4.0%)
   Carreker*                                           100,000            2,300
   Copart*                                             190,000            3,230
   Learning Tree International*                         50,000            1,728
   Opus360*                                                850               --
   Prepaid Legal Services*                             150,000            4,341
   Rent-A-Center*                                      120,000            2,978
   SCB Computer Technology*                            640,000              300
   Sensormatic Electronics*                            250,000            4,469
   Zomax*                                               30,000              143
                                                                       --------
                                                                         19,489
                                                                       --------


--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY (21.1%)
   Actel*                                               80,000         $  1,815
   Advanced Digital Information*                       290,000            4,282
   Advanced Power Technology*                          110,000            2,186
   Aeroflex*                                           127,490            2,653
   Alliance Semiconductor*                             180,000            2,351
   Alpha Industries*                                   140,000            4,279
   Aremissoft*                                         100,000            3,725
   Asyst Technologies*                                  50,000              541
   Avocent*                                             83,500            3,841
   Bel Fuse, Cl A*                                      47,500            1,588
   Bel Fuse, Cl B                                       35,000            1,155
   Benchmark Electronics*                               80,000            2,310
   C&D Technologies                                     80,000            3,260
   C-COR.net*                                          180,000            1,958
   Cyberoptics*                                         28,000              514
   Dallas Semiconductor                                 57,000            1,685
   Dataram*                                            145,000            1,849
   Exar*                                                45,000            1,131
   Excel Technology*                                    99,000            1,794
   Filenet*                                            175,000            4,583
   GSI Lumonics*                                        90,000              911
   Icos Vision Systems*                                 50,000            1,213
   Ikos Systems*                                        90,000              990
   InFocus*                                            129,700            4,021
   Insight Enterprises*                                 65,500            1,441
   Integrated Silicon Solutions*                       200,000            1,538
   International Rectifier*                             50,000            1,513
   Ixys*                                                32,315              420
   Lattice Semiconductor*                               70,000            1,164
   Mentor Graphics*                                    180,000            4,253
   Merix*                                              100,000            1,963
   Orbotech*                                            45,000            2,002
   Pericom Semiconductor*                              170,000            2,656
   Photon Dynamics*                                     65,000            1,430
   Rainbow Technologies*                               166,400            2,850
   Semtech*                                            110,000            2,413
   Silicon Storage Technology*                         123,388            1,481
   Sipex*                                               85,000            2,125
   SonicWall*                                          150,000            2,475
   Sybase*                                             250,000            5,000
   Technitrol                                           68,000            2,550
   Telcom Semiconductor*                               135,000            1,536
   Three-Five Systems*                                 115,200            3,182
   Tidel Technologies*                                 200,000              775
   Transwitch*                                          40,000            1,090
   Unify*                                              175,000               77
   Veeco Instruments*                                   10,000              321
   Virata*                                             110,000            1,568
   Zebra Technologies, Cl A*                            40,000            1,675
                                                                       --------
                                                                        102,133
                                                                       --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                  SHARES/FACE
                                                  AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
TRANSPORTATION (2.4%)
   American Freightways*                                70,200         $  1,952
   Atlas Air*                                           55,000            1,911
   Frontier Airlines*                                  200,000            5,675
   Skywest                                              25,000            1,488
   Teekay Shipping                                      25,000              798
                                                                       --------
                                                                         11,824
                                                                       --------
Total Common Stocks
     (Cost $433,051)                                                    477,256
                                                                       --------
RIGHTS (0.0%)
   Elan*                                               190,000              137
                                                                       --------
Total Rights
     (Cost $0)                                                              137
                                                                       --------
WARRANTS (0.0%)
   Per-Se Technologies,
     Expires 07/08/03*                                   3,664               --
                                                                       --------
Total Warrants
     (Cost $0)                                                               --
                                                                       --------
REPURCHASE AGREEMENT (1.2%)
   Morgan Stanley Dean Witter
     6.480%, dated 11/30/00, matures
     12/01/00, repurchase price
     $5,971,658 (collateralized by
     FNMA obligations: total market
     value $6,090,273) (C)                          $    5,971            5,971
                                                                       --------
Total Repurchase Agreement
     (Cost $5,971)                                                        5,971
                                                                       --------
Total Investments (99.9%)
   (Cost $439,022)                                                      483,364
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET (0.1%)                                    254
                                                                       --------


--------------------------------------------------------------------------------

                                                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited authorization -- no par value)
   based on 25,299,909 outstanding shares
   of beneficial interest                                              $369,644
Fund shares of the Investor Shares
   (unlimited authorization -- no par value)
   based on 1,781,971 outstanding shares
   of beneficial interest                                                25,449
Fund shares of the Flex Shares
   (unlimited authorization -- no par value)
   based on 1,401,599 outstanding shares
   of beneficial interest                                                23,671
Accumulated net investment loss                                          (2,926)
Accumulated net realized gain
   on investments                                                        23,438
Net unrealized appreciation on investments                               44,342
                                                                       --------
Total Net Assets 100.0%                                                $483,618
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                                       $17.00
                                                                       ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares                                    $16.94
                                                                       ========
Maximum Offering Price Per Share --
   Investor Shares ($16.94 / 96.25%)                                     $17.60
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                                    $16.63
                                                                       ========


(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 38.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2000


SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (93.5%)
BASIC MATERIALS (13.2%)
   Agnico-Eagle Mines                                  245,600         $  1,612
   Arch Coal                                           166,700            1,698
   Cambrex                                             118,500            4,310
   Carpenter Technology                                 48,400            1,606
   Celanese                                            177,500            2,907
   Homestake Mining                                    115,600              571
   Lesco                                               118,800            1,604
   Lindberg                                            146,600            1,182
   PolyOne                                             148,400              825
   Sociedad Quimica y Minera
     de Chile ADR                                      108,900            1,987
   Texas Industries                                    271,100            6,032
   USG                                                  43,500              797
   Wausau-Mosinee Paper                                201,300            1,749
   Wellman                                             128,200            1,667
                                                                       --------
                                                                         28,547
                                                                       --------
CAPITAL GOODS (27.4%)
   American Woodmark                                   118,500            1,748
   A.O. Smith                                          126,200            2,098
   Aptargroup                                          103,900            2,598
   BAE Systems Canada                                  108,200            1,637
   Ball                                                113,800            4,431
   Benjamin Moore*                                      26,200              987
   BHA Group Holdings                                  157,200            2,505
   Briggs & Stratton                                    45,500            1,689
   Cummins Engine                                      111,400            3,934
   Falcon Products                                      85,300              634
   Fedders                                              62,100              295
   Fedders, Cl A                                       206,000              940
   Gerber Scientific                                   265,700            1,860
   Kaman, Cl A                                         146,700            1,705
   Lennox International                                153,489            1,074
   Louisiana-Pacific                                   441,392            3,117
   LSI Industries                                      206,100            4,431
   Milacron                                            171,400            2,614
   National Service Industries                         123,100            2,531
   Oshkosh Truck                                        27,600            1,075
   Quixote                                             256,500            4,232
   Roper Industries                                     86,100            2,658
   RPM/Ohio                                            194,900            1,827
   Tecumseh Products, Cl A                              47,000            1,924
   Timken                                               77,800            1,045
   United Dominion Industries                           34,300              658
   Valspar                                              65,500            1,811
   Woodhead Industries                                  84,500            1,859
   York International                                   46,800            1,223
                                                                       --------
                                                                         59,140
                                                                       --------


--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS (13.9%)
   American Greetings, Cl A                            118,200         $  1,086
   Bassett Furniture Industries                        176,500            2,030
   Bowne                                               178,300            1,438
   Bush Industries, Cl A                               226,300            2,843
   Federal Signal                                       30,200              647
   Harman International Industries                      27,700            1,011
   Moore                                               309,600              774
   Movado Group                                        203,400            2,428
   PEP Boys                                            782,100            3,177
   Phillips-Van Heusen                                 254,500            3,277
   Polaroid                                            592,200            4,442
   Standard Register                                   140,600            1,687
   Sturm Ruger                                          62,400              499
   U.S. Industries                                     159,200            1,065
   Wolverine World Wide                                299,700            3,615
                                                                       --------
                                                                         30,019
                                                                       --------
CONSUMER STAPLES (5.0%)
   Earthgrains                                          11,000              250
   Great Atlantic & Pacific Tea                        174,100            1,425
   Ingles Markets, Cl A                                233,700            2,249
   Sensient Technologies                               301,635            6,787
                                                                       --------
                                                                         10,711
                                                                       --------
ENERGY (6.5%)
   Fletcher Challenge Energy                            63,100            2,236
   Penn Virginia                                        62,000            1,686
   Pennzoil-Quaker State                               861,000           10,171
                                                                       --------
                                                                         14,093
                                                                       --------
FINANCE (9.7%)
   Annuity and Life Re                                  63,300            1,642
   Colonial Bancgroup                                   83,300              776
   Klamath First Bancorp                               171,500            1,994
   PXRE Group                                          114,400            1,559
   Scottish Annuity & Life Holdings                    236,800            2,412
   Seacoast Banking, Cl A                               78,500            1,904
   Student Loan                                         47,400            2,477
   Washington Federal                                   99,800            2,278
   West Coast Bancorp-Oregon                           194,953            1,706
   Westerfed Financial                                 139,500            2,973
   White Mountains Insurance Group                       4,000            1,118
                                                                       --------
                                                                         20,839
                                                                       --------
HEALTH CARE (3.1%)
   Alpharma, Cl A                                       36,200            1,235
   Carter-Wallace                                       36,100            1,085
   Mentor                                              245,700            4,469
                                                                       --------
                                                                          6,789
                                                                       --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                  SHARES/FACE
                                                  AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
SERVICES (6.8%)
   ABM Industries                                       54,900         $  1,568
   Chemed                                               65,100            2,238
   Pittston Brink's Group                              722,600           10,929
                                                                       --------
                                                                         14,735
                                                                       --------
TECHNOLOGY (1.3%)
   Helix Technology                                     96,600            2,276
   Pioneer Standard Electronics                         47,200              466
                                                                       --------
                                                                          2,742
                                                                       --------
TRANSPORTATION (2.1%)
   Knightsbridge Tankers                                68,400            1,394
   USFreightways                                        59,400            1,552
   Wabash National                                     206,300            1,560
                                                                       --------
                                                                          4,506
                                                                       --------
UTILITIES (4.5%)
   Midcoast Energy Resources                           124,300            2,424
   NUI                                                  37,300            1,077
   Piedmont Natural Gas                                 47,100            1,557
   UGI                                                  91,000            2,019
   Western Resources                                   118,500            2,711
                                                                       --------
                                                                          9,788
                                                                       --------
Total Common Stocks
     (Cost $230,110)                                                    201,909
                                                                       --------
CASH EQUIVALENT (0.0%)
   SEI Daily Income Trust Prime
     Obligation Fund                                    37,201               37
                                                                       --------
Total Cash Equivalent
     (Cost $37)                                                              37
                                                                       --------
REPURCHASE AGREEMENT (6.8%)
   Morgan Stanley Dean Witter
     6.480%, dated 11/30/00, matures
     12/01/00, repurchase price
     $14,554,745 (collateralized by
     FHLMC obligations: market
     value $14,843,198) (C)                          $  14,552           14,552
                                                                       --------
Total Repurchase Agreement
     (Cost $14,552)                                                      14,552
                                                                       --------
Total Investments (100.3%)
   (Cost $244,699)                                                      216,498
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET (-0.3%)                                  (598)
                                                                       --------


--------------------------------------------------------------------------------

                                                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited authorization -- no par value)
   based on 21,165,525 outstanding shares
   of beneficial interest                                              $269,759
Fund shares of the Flex Shares
   (unlimited authorization -- no par value)
   based on 751,983 outstanding shares
   of beneficial interest                                                17,282
Undistributed net investment income                                         968
Accumulated net realized loss
   on investments                                                       (43,908)
Net unrealized depreciation on investments                              (28,201)
                                                                       --------
Total Net Assets 100.0%                                                $215,900
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                                        $9.85
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                                     $9.82
                                                                       ========


(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 38.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2000


TAX SENSITIVE GROWTH STOCK FUND
--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.6%)
BASIC MATERIALS (2.6%)
   Alcoa                                               527,910         $ 14,880
   E.I. du Pont de Nemours                             211,782            8,961
                                                                       --------
                                                                         23,841
                                                                       --------
CAPITAL GOODS (9.8%)
   Caterpillar                                         290,970           11,439
   General Electric                                    604,344           29,953
   Gillette                                            263,579            8,929
   Minnesota Mining &
     Manufacturing                                     122,566           12,241
   Tyco International                                  225,102           11,874
   United Technologies                                 208,080           14,735
                                                                       --------
                                                                         89,171
                                                                       --------
COMMUNICATION SERVICES (9.2%)
   AT&T                                                263,896            5,179
   BellSouth                                           102,443            4,283
   JDS Uniphase*                                       152,597            7,639
   Network Appliance*                                  267,386           13,202
   Nokia Oyj ADR                                       250,000           10,688
   Nortel Networks                                     248,410            9,377
   Qualcomm*                                           151,262           12,139
   SBC Communications                                  217,743           11,962
   Verizon Communications                              175,000            9,833
                                                                       --------
                                                                         84,302
                                                                       --------
CONSUMER CYCLICALS (5.3%)
   Dollar General                                      761,977           10,906
   Gap                                                 350,000            8,728
   Home Depot                                          182,813            7,164
   Wal-Mart Stores                                     355,881           18,573
   Walt Disney                                         115,936            3,355
                                                                       --------
                                                                         48,726
                                                                       --------
CONSUMER STAPLES (10.1%)
   Coca-Cola                                           188,246           11,789
   McDonald's                                          239,670            7,639
   Nike, Cl B                                          175,000            7,459
   Pepsico                                             228,539           10,370
   Philip Morris                                       764,774           29,205
   Procter & Gamble                                    150,000           11,231
   Walgreen                                            311,339           13,874
                                                                       --------
                                                                         91,567
                                                                       --------
ENERGY (5.4%)
   Chevron                                              50,632            4,145
   Exxon Mobil                                         311,809           27,439
   Royal Dutch Petroleum, NY Shares                    159,975            9,549
   Schlumberger                                        125,814            7,800
                                                                       --------
                                                                         48,933
                                                                       --------


--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
FINANCE (11.9%)
   American Express                                    151,180         $  8,305
   American International Group                        207,277           20,093
   Bank of America                                     112,371            4,488
   Bank of New York                                    100,000            5,519
   Charles Schwab                                      490,770           13,588
   Chase Manhattan                                     250,551            9,239
   Citigroup                                           370,946           18,478
   Fannie Mae                                          172,521           13,629
   Wells Fargo                                         308,269           14,624
                                                                       --------
                                                                        107,963
                                                                       --------
HEALTH CARE (16.4%)
   Abbott Laboratories                                 127,294            7,009
   American Home Products                              127,640            7,674
   Amgen*                                               75,000            4,772
   Bristol-Myers Squibb                                167,495           11,609
   Eli Lilly                                           100,000            9,369
   Johnson & Johnson                                   275,866           27,587
   Medtronic                                           221,963           11,820
   Merck                                               374,572           34,718
   Pfizer                                              640,793           28,395
   Schering-Plough                                     121,383            6,805
                                                                       --------
                                                                        149,758
                                                                       --------
SERVICES (2.1%)
   Paychex                                             322,898           18,768
                                                                       --------
TECHNOLOGY (25.9%)
   America Online*                                     190,167            7,723
   Applied Materials*                                  110,703            4,477
   Brocade Communications System*                       87,786           14,743
   Cisco Systems*                                      834,479           39,951
   Computer Associates International                   286,214            7,477
   Dell Computer*                                      135,649            2,611
   EMC-Mass*                                           424,720           31,589
   Hewlett-Packard                                      31,174              986
   Intel                                               534,886           20,359
   International Business Machines                     164,885           15,417
   Jabil Circuit*                                      250,000            7,813
   Linear Technology                                   246,291           11,653
   Microsoft*                                          559,428           32,097
   Oracle*                                             476,308           12,622
   Sun Microsystems*                                   207,925           15,815
   Texas Instruments                                   279,618           10,433
                                                                       --------
                                                                        235,766
                                                                       --------
TRANSPORTATION (0.9%)
   Ford Motor                                          214,688            4,884
   General Motors                                       71,458            3,537
                                                                       --------
                                                                          8,421
                                                                       --------
Total Common Stocks
     (Cost $831,837)                                                    907,216
                                                                       --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                      FACE
                                                  AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.5%)
   JP Morgan
     6.490%, dated 11/30/00,
     matures 12/01/00, repurchase price
     $2,610,868 (collateralized by
     GNMA obligations: total market
     value $2,662,606) (C)                              $2,610         $  2,610
   Morgan Stanley Dean Witter
     6.490%, dated 11/30/00,
     matures 12/01/00, repurchase price
     $2,002,099 (collateralized by
     FHLMC obligation: total market
     value $2,042,011) (C)                               2,002            2,002
                                                                       --------
Total Repurchase Agreements
     (Cost $4,612)                                                        4,612
                                                                       --------
Total Investments (100.1%)
   (Cost $836,449)                                                      911,828
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET (-0.1%)                                (1,005)
                                                                       --------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited authorization -- no par value)
   based on 20,832,242 outstanding shares
   of beneficial interest                                               600,482
Fund shares of the Flex Shares
   (unlimited authorization -- no par value)
   based on 9,543,274 outstanding shares
   of beneficial interest                                               303,914
Accumulated net investment loss                                          (3,563)
Accumulated net realized loss
   on investments                                                       (65,389)
Net unrealized appreciation on investments                               75,379
                                                                       --------
Total Net Assets 100.0%                                                $910,823
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                                       $30.16
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                                    $29.60
                                                                       ========


(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 38.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2000


VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (92.2%)
BASIC MATERIALS (10.2%)
   Alcoa                                               715,400         $ 20,165
   Boise Cascade                                       380,300           10,981
   International Paper                                 530,900           17,984
   Praxair                                             504,400           18,127
   Rohm & Haas                                         687,900           20,465
                                                                       --------
                                                                         87,722
                                                                       --------
CAPITAL GOODS (21.7%)
   Cooper Industries                                   337,800           13,786
   Dover                                               559,500           22,905
   Emerson Electric                                    418,100           30,469
   General Dynamics                                    249,100           18,994
   Honeywell International                             669,000           32,614
   Hubbell, Cl B                                       447,300           11,574
   Ingersoll-Rand                                      257,100           10,348
   Minnesota Mining &
     Manufacturing                                      97,800            9,768
   National Service Industries                         265,400            5,457
   Rockwell International                              429,000           17,267
   Sonoco Products                                     350,830            6,052
   W.W. Grainger                                       190,300            6,958
                                                                       --------
                                                                        186,192
                                                                       --------
COMMUNICATION SERVICES (10.2%)
   Alltel                                              337,400           20,666
   CenturyTel                                          264,000            9,289
   SBC Communications                                  428,200           23,524
   Sprint (FON Group)                                  347,200            7,986
   Verizon Communications                              464,410           26,094
                                                                       --------
                                                                         87,559
                                                                       --------
CONSUMER CYCLICALS (3.5%)
   Gannett                                             327,900           17,584
   McGraw-Hill                                         244,200           12,973
                                                                       --------
                                                                         30,557
                                                                       --------
CONSUMER NON-DURABLES (1.7%)
   Fortune Brands                                      297,000            8,576
   Genuine Parts                                       328,700            6,307
                                                                       --------
                                                                         14,883
                                                                       --------
CONSUMER STAPLES (4.6%)
   Conagra Foods                                       511,600           13,014
   Kimberly-Clark                                      237,200           16,589
   Pepsico                                             207,900            9,433
                                                                       --------
                                                                         39,036
                                                                       --------


--------------------------------------------------------------------------------

                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
ENERGY (10.6%)
   BP Amoco ADR                                        268,100         $ 12,718
   Conoco, Cl B                                      1,265,084           31,706
   Exxon Mobil                                         353,700           31,126
   Texaco                                              143,100            8,309
   Unocal                                              197,400            6,736
                                                                       --------
                                                                         90,595
                                                                       --------
FINANCE (16.6%)
   Allstate                                            362,100           13,850
   American General                                    217,700           16,314
   Amsouth Bancorporation                              432,368            6,431
   Chase Manhattan                                     450,125           16,598
   Chubb                                               172,500           14,059
   Citigroup                                           402,200           20,035
   FleetBoston Financial                               530,947           19,911
   Keycorp                                             330,400            8,239
   PNC Financial Services Group                        289,900           19,278
   Torchmark                                           208,300            7,915
                                                                       --------
                                                                        142,630
                                                                       --------
HEALTH CARE (4.5%)
   Baxter International                                218,500           18,914
   Pharmacia                                           315,494           19,245
                                                                       --------
                                                                         38,159
                                                                       --------
SERVICES (0.5%)
   H&R Block                                           113,300            3,987
                                                                       --------
TECHNOLOGY (2.8%)
   Avnet                                               364,300            6,421
   International Business Machines                     186,800           17,466
                                                                       --------
                                                                         23,887
                                                                       --------
UTILITIES (5.3%)
   Coastal                                             214,900           15,741
   Duke Energy                                         196,100           17,637
   Questar                                             184,132            5,133
   Scana                                               230,917            6,509
                                                                       --------
                                                                         45,020
                                                                       --------
Total Common Stocks
     (Cost $723,292)                                                    790,227
                                                                       --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                   FACE AMOUNT
                                                      (000)          VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (8.0%)
   Deutsche Bank
     6.490%, dated 11/30/00,
     matures 12/01/00, repurchase price
     $26,588,002 (collateralized by FNMA
     and FHLMC obligations: total
     market value $27,114,874) (C)                     $26,583         $ 26,583
   Greenwich Capital
     6.490%, dated 11/30/00,
     matures 12/01/00, repurchase
     price $41,896,120 (collateralized by
     GNMA obligations: total market
     value $42,726,656) (C)                             41,889           41,889
                                                                       --------
Total Repurchase Agreements
     (Cost $68,472)                                                      68,472
                                                                       --------
Total Investments (100.2%)
   (Cost $791,764)                                                      858,699
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET (-0.2%)                                (1,604)
                                                                       --------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited authorization -- no par value)
   based on 66,941,977 outstanding shares
   of beneficial interest                                               815,413
Fund shares of the Investor Shares
   (unlimited authorization -- no par value)
   based on 8,135,139 outstanding shares
   of beneficial interest                                               102,347
Fund shares of the Flex Shares
   (unlimited authorization -- no par value)
   based on 6,073,471 outstanding shares
   of beneficial interest                                               105,844
Undistributed net investment income                                       3,259
Accumulated net realized loss
   on investments                                                      (236,703)
Net unrealized appreciation on investments                               66,935
                                                                       --------
Total Net Assets 100.0%                                                $857,095
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                                       $10.58
                                                                       ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares                                    $10.54
                                                                       ========
Maximum Offering Price Per Share --
   Investor Shares ($10.54 / 96.25%)                                     $10.95
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                                    $10.44
                                                                       ========


(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 38.

--------------------------------------------------------------------------------

                          KEY TO ABBREVIATIONS USED IN
                        THE STATEMENTS OF NET ASSETS AND
                             SCHEDULE OF INVESTMENTS

ADR     American Depository Receipt
Cl      Class
CV      Convertible Security
FHLMC   Federal Home Loan Mortgage Corporation
FNMA    Federal National Mortgage Association
GB      Great British Pound
GNMA    Government National Mortgage Association
MTN     Medium Term Note
PIK     Payment-in-Kind
RNC     Risparmio Non-Convertible
Ser     Series
*       Non-income producing security
(A)     Private Placement Security
(B) Adjustable rate security. The rate reported on the Statement of Net Assets is the rate in effect on November 30, 2000.
(C)     Tri-Party Repurchase Agreement
Amounts designated as "--" are either $0 or have been rounded to $0.

STATEMENT OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS NOVEMBER 30, 2000                           (UNAUDITED)


                                                                    ------------
                                                                     E-COMMERCE
                                                                     OPPORTUNITY
                                                                         FUND
                                                                    ------------
Assets:
   Investments at Market Value (Cost $140,469) ...................     $123,107
   Receivable for Investment Securities Sold .....................        8,503
   Receivable for Portfolio Shares Purchased .....................          221
   Accrued Income ................................................          166
                                                                       --------
   Total Assets ..................................................      131,997
                                                                       --------
Liabilities:
   Payable for Investment Securities Purchased ...................        6,135
   Accrued Expenses ..............................................          209
   Payable for Portfolio Shares Redeemed .........................          179
   Payable to Custodian Bank .....................................           58
                                                                       --------
   Total Liabilities .............................................        6,581
                                                                       --------
   Total Net Assets ..............................................     $125,416
                                                                       ========
Net Assets:
   Fund shares of the Trust Shares (unlimited authorization --
     no par value) based on 7,305,134 outstanding shares of
     beneficial interest .........................................      125,946
   Fund shares of the Flex Shares (unlimited authorization --
     no par value) based on 1,692,256 outstanding shares of
     beneficial interest .........................................       32,589
   Accumulated net investment loss ...............................         (495)
   Accumulated net realized loss on investments ..................      (15,262)
   Net unrealized depreciation on investments ....................      (17,362)
                                                                       --------
   Total Net Assets ..............................................     $125,416
                                                                       ========
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares .............................       $13.96
                                                                         ======
Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares (1) ..........................       $13.84
                                                                         ======


(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2000

                                                                                       CAPITAL           CORE         E-COMMERCE
                                                                     BALANCED       APPRECIATION        EQUITY        OPPORTUNITY
                                                                       FUND             FUND             FUND            FUND
                                                                   ------------    ---------------   -------------   -------------
                                                                     06/01/00-        06/01/00-        06/01/00-       06/01/00-
                                                                     11/30/00         11/30/00         11/30/00        11/30/00
                                                                   ------------    ---------------   -------------   -------------
Income:
   Interest Income ................................................   $ 4,250         $  1,834          $   246        $    482
   Dividend Income ................................................       682            5,734              571             133
   Less: Foreign Taxes Withheld ...................................        --               --               --              --
                                                                      -------         --------          -------        --------
   Total Income ...................................................     4,932            7,568              817             615
                                                                      -------         --------          -------        --------
Expenses:
   Investment Advisory Fees .......................................     1,427            9,049            1,016             880
   Less: Investment Advisory Fees Waived ..........................       (77)            (333)             (13)            (10)
   Administrator Fees .............................................       106              554               65              56
   Transfer Agent Fees -- Trust Shares ............................        10               10                8               8
   Transfer Agent Fees -- Investor Shares .........................        10               69               --              --
   Transfer Agent Fees -- Flex Shares .............................        39               99                8              30
   Transfer Agent Out of Pocket Expenses ..........................        14               71                8               7
   Printing Fees ..................................................         8               39                4               4
   Custody Fees ...................................................         6               32                4               3
   Professional Fees ..............................................         8               31                4               3
   Trustee Fees ...................................................         1                8                1               1
   Registration Fees ..............................................         6               31               11               8
   Distribution Fees -- Investor Shares ...........................        13              833               --              --
   Less: Distribution Fees Waived -- Investor Shares ..............        (9)            (108)              --              --
   Distribution Fees -- Flex Shares ...............................       314              611               25             139
   Less: Distribution Fees Waived -- Flex Shares ..................       (18)             (26)              (6)            (19)
   Insurance and Other Fees .......................................         7               40               --              --
                                                                      -------         --------          -------        --------
   Total Expenses .................................................     1,865           11,010            1,135           1,110
                                                                      -------         --------          -------        --------
   Net Investment Income (Loss) ...................................     3,067           (3,442)            (318)           (495)
                                                                      -------         --------          -------        --------
Net Realized and Unrealized Gain (Loss) on Investments:
   Capital Gain Received from Investments .........................        --               --               --              --
   Net Realized Gain (Loss) on Securities Sold ....................       593           14,360           (8,498)         (6,461)
   Net Realized Loss on Foreign Currency Transactions .............        --               --               --              --
   Net Change in Unrealized Depreciation on
     Foreign Currency and Translation of Other Assets
     and Liabilities in Foreign Currency ..........................        --               --               --              --
   Net Change in Unrealized Depreciation on Investments ...........    (2,329)         (63,038)            (863)        (13,924)
                                                                      -------         --------          -------        --------
   Total Net Realized and Unrealized Gain (Loss) on Investments ...    (1,736)         (48,678)          (9,361)        (20,385)
                                                                      -------         --------          -------        --------
   Net Increase (Decrease) in Net Assets from Operations ..........   $ 1,331         $(52,120)         $(9,679)       $(20,880)
                                                                      =======         ========          =======        ========

Amounts designated as "--" are either $0 or round to $0.


--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

                                                                    GROWTH AND    INTERNATIONAL   INTERNATIONAL     LIFE VISION
                                                                      INCOME         EQUITY          EQUITY       AGGRESSIVE GROWTH
                                                                       FUND           FUND         INDEX FUND           FUND
                                                                   -------------  -------------   -------------   -----------------
                                                                     06/01/00-      06/01/00-       06/01/00-         06/01/00-
                                                                     11/30/00       11/30/00        11/30/00          11/30/00
                                                                   -------------  -------------   -------------     -------------
Income:
   Interest Income ................................................   $   557       $     77        $     --           $     --
   Dividend Income ................................................     7,132          3,057           2,111                126
   Less: Foreign Taxes Withheld ...................................        --           (259)           (205)                --
                                                                      -------       --------        --------           --------
   Total Income ...................................................     7,689          2,875           1,906                126
                                                                      -------       --------        --------           --------
Expenses:
   Investment Advisory Fees .......................................     4,552          1,778           1,525                 25
   Less: Investment Advisory Fees Waived ..........................        --            (77)           (174)               (18)
   Administrator Fees .............................................       356            101             120                  7
   Transfer Agent Fees -- Trust Shares ............................         8              9               9                  8
   Transfer Agent Fees -- Investor Shares .........................        24             14               9                 --
   Transfer Agent Fees -- Flex Shares .............................        50             22              10                 --
   Transfer Agent Out of Pocket Expenses ..........................        46             12              13                  1
   Printing Fees ..................................................        25             11              11                 --
   Custody Fees ...................................................        20            189             259                  1
   Professional Fees ..............................................        20              7               7                 --
   Trustee Fees ...................................................         5              1               2                 --
   Registration Fees ..............................................        12              6               6                 --
   Distribution Fees -- Investor Shares ...........................        54             11               4                 --
   Less: Distribution Fees Waived -- Investor Shares ..............       (38)            (1)             (1)                --
   Distribution Fees -- Flex Shares ...............................       319             42              26                 --
   Less: Distribution Fees Waived -- Flex Shares ..................       (71)            --              --                 --
   Insurance and Other Fees .......................................         1             15              20                  1
                                                                      -------       --------        --------           --------
   Total Expenses .................................................     5,383          2,140           1,846                 25
                                                                      -------       --------        --------           --------
   Net Investment Income (Loss) ...................................     2,306            735              60                101
                                                                      -------       --------        --------           --------
Net Realized and Unrealized Gain (Loss) on Investments:
   Capital Gain Received from Investments .........................        --             --              --                128
   Net Realized Gain (Loss) on Securities Sold ....................    17,572           (323)        (10,842)             2,093
   Net Realized Loss on Foreign Currency Transactions .............        --           (176)           (187)                --
   Net Change in Unrealized Depreciation on
     Foreign Currency and Translation of Other Assets
     and Liabilities in Foreign Currency ..........................        --           (439)            (75)                --
   Net Change in Unrealized Depreciation on Investments ...........    (1,465)       (22,731)        (30,382)            (2,310)
                                                                      -------       --------        --------            -------
   Total Net Realized and Unrealized Gain (Loss) on Investments ...    16,107        (23,669)        (41,486)               (89)
                                                                      -------       --------        --------            -------
   Net Increase (Decrease) in Net Assets from Operations ..........   $18,413       $(22,934)       $(41,426)           $    12
                                                                      =======       ========        ========            =======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

40 & 41

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2000

                                                               LIFE VISION         LIFE VISION          MID-CAP          SMALL CAP
                                                            GROWTH AND INCOME        MODERATE           EQUITY         GROWTH STOCK
                                                                  FUND             GROWTH FUND           FUND              FUND
                                                           -------------------    -------------      -------------    --------------
                                                                06/01/00-            06/01/00-         06/01/00-         06/01/00-
                                                                11/30/00             11/30/00          11/30/00          11/30/00
                                                              -------------        -------------     -------------     -------------
Income:
   Interest Income ........................................     $    --              $ 1,241           $    541          $    129
   Dividend Income ........................................         474                   --                539               468
                                                                -------              -------           --------          --------
   Total Income ...........................................         474                1,241              1,080               597
                                                                -------              -------           --------          --------
Expenses:
   Investment Advisory Fees ...............................          45                   95              1,347             3,086
   Less: Investment Advisory Fees Waived ..................         (26)                 (45)               (59)              (50)
   Administrator Fees .....................................          13                   27                 83               189
   Transfer Agent Fees -- Trust Shares ....................           8                    8                  9                11
   Transfer Agent Fees -- Investor Shares .................          --                   --                 14                22
   Transfer Agent Fees -- Flex Shares .....................          --                   --                 15                17
   Transfer Agent Out of Pocket Expenses ..................           2                    3                 10                23
   Printing Fees ..........................................           1                    2                  6                13
   Custody Fees ...........................................           1                    2                  5                11
   Professional Fees ......................................           1                    2                  5                11
   Trustee Fees ...........................................          --                   --                  1                 3
   Registration Fees ......................................           1                    2                  5                27
   Distribution Fees -- Investor Shares ...................          --                   --                 31                90
   Less: Distribution Fees Waived -- Investor Shares ......          --                   --                (12)              (46)
   Distribution Fees -- Flex Shares .......................          --                   --                 72               127
   Less: Distribution Fees Waived -- Flex Shares ..........          --                   --                (11)              (11)
   Insurance and Other Fees ...............................          --                    1                  6                --
                                                                -------              -------           --------          --------
   Total Expenses .........................................          46                   97              1,527             3,523
                                                                -------              -------           --------          --------
   Net Investment Income (Loss) ...........................         428                1,144               (447)           (2,926)
                                                                -------              -------           --------          --------
Net Realized and Unrealized Gain (Loss) on Investments:
   Capital Gain Received from Investments .................         221                  326                 --                --
   Net Realized Gain (Loss) on Securities Sold ............       1,523                4,997             11,534            31,944
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments ......................................      (1,862)              (6,152)           (37,077)          (48,388)
                                                                -------              -------           --------          --------
   Total Net Realized and Unrealized Gain (Loss)
      on Investments ......................................        (118)                (829)           (25,543)          (16,444)
                                                                -------              -------           --------          --------
   Net Increase (Decrease) in Net Assets from Operations ..     $   310              $   315           $(25,990)         $(19,370)
                                                                =======              =======           ========          ========

Amounts designated as "--" are either $0 or round to $0.


--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

                                                                     SMALL CAP         TAX SENSITIVE              VALUE
                                                                   VALUE EQUITY         GROWTH STOCK           INCOME STOCK
                                                                         FUND                 FUND                   FUND
                                                                  --------------      ---------------         --------------
                                                                     06/01/00-            06/01/00-              06/01/00-
                                                                     11/30/00             11/30/00               11/30/00
                                                                   -------------        -------------          -------------
Income:
   Interest Income ........................................           $   283             $    587               $  2,326
   Dividend Income ........................................             2,988                4,758                 11,312
                                                                      -------             --------               --------
   Total Income ...........................................             3,271                5,345                 13,638
                                                                      -------             --------               --------
Expenses:
   Investment Advisory Fees ...............................             1,266                5,935                  3,786
   Less: Investment Advisory Fees Waived ..................               (21)                 (93)                    --
   Administrator Fees .....................................                78                  364                    333
   Transfer Agent Fees -- Trust Shares ....................                 9                    8                     10
   Transfer Agent Fees -- Investor Shares .................                --                   --                     43
   Transfer Agent Fees -- Flex Shares .....................                22                  139                     69
   Transfer Agent Out of Pocket Expenses ..................                10                   46                     43
   Printing Fees ..........................................                 6                   26                     24
   Custody Fees ...........................................                 4                   21                     19
   Professional Fees ......................................                 4                   21                     19
   Trustee Fees ...........................................                 1                    5                      5
   Registration Fees ......................................                 5                   36                     19
   Distribution Fees -- Investor Shares ...................                --                   --                    151
   Less: Distribution Fees Waived -- Investor Shares ......                --                   --                     (5)
   Distribution Fees -- Flex Shares .......................                40                1,556                    353
   Less: Distribution Fees Waived -- Flex Shares ..........               (19)                 (55)                   (28)
   Insurance and Other Fees ...............................                15                   23                     24
                                                                      -------             --------               --------
   Total Expenses .........................................             1,420                8,032                  4,865
                                                                      -------             --------               --------
   Net Investment Income (Loss) ...........................             1,851               (2,687)                 8,773
                                                                      -------             --------               --------
Net Realized and Unrealized Gain (Loss) on Investments:
   Capital Gain Received from Investments .................                --                   --                     --
   Net Realized Gain (Loss) on Securities Sold ............             8,259              (46,589)               (66,634)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments ......................................             8,131              (42,997)                76,895
                                                                      -------             --------               --------
   Total Net Realized and Unrealized Gain (Loss)
      on Investments ......................................            16,390              (89,586)                10,261
                                                                      -------             --------               --------
   Net Increase (Decrease) in Net Assets from Operations ..           $18,241             $(92,273)              $ 19,034
                                                                      =======             ========               ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

42 & 43

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2000 AND THE YEAR ENDED MAY 31, 2000

                                                                                                                     E-COMMERCE
                                                                     CAPITAL                    CORE                OPPORTUNITY
                                           BALANCED FUND         APPRECIATION FUND           EQUITY FUND               FUND
                                        -------------------  -------------------------  ---------------------  ---------------------
                                        06/01/00- 06/01/99-   06/01/00-     06/01/99-   06/01/00-  09/30/99*-  06/01/00-  09/30/99*-
                                        11/30/00  05/31/00    11/30/00      05/31/00    11/30/00    05/31/00   11/30/00    05/31/00
                                        --------- ---------  -----------  ------------  ---------  ----------  ---------  ----------
Operations:
  Net Investment Income (Loss) .......  $  3,067  $   6,981  $   (3,442)  $    (1,560)  $   (318)   $   (265)  $   (495)   $   (323)
  Capital Gain Received from
    Investments ......................        --         --          --            --         --          --         --          --
  Net Realized Gain (Loss) on
    Investments ......................       593      5,831      14,360       240,075     (8,498)        386     (6,461)     (8,801)
  Net Realized Loss on Foreign
    Currency Transactions ............        --         --          --            --         --          --         --          --
  Net Change in Unrealized
    Appreciation (Depreciation) on
    Foreign Currency and Translation
    of Other Assets and Liabilities
    in Foreign Currency ..............        --         --          --            --         --          --         --          --
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments ...................    (2,329)       755     (63,038)      (89,037)      (863)     11,612    (13,924)     (3,438)
                                        --------  ---------  ----------   -----------   --------    --------   --------    --------
  Increase (Decrease) in Net Assets
    from Operations ..................     1,331     13,567     (52,120)      149,478     (9,679)     11,733    (20,880)    (12,562)
                                        --------  ---------  ----------   -----------   --------    --------   --------    --------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares .....................    (2,715)    (5,433)         --            --         --          --         --          --
    Investor Shares ..................       (97)      (248)         --            --         --          --         --          --
    Flex Shares ......................      (408)      (950)         --            --         --          --         --          --
  Capital Gains:
    Trust Shares .....................        --     (4,291)   (138,157)      (88,647)        --          --         --          --
    Investor Shares ..................        --       (233)    (29,016)      (16,187)        --          --         --          --
    Flex Shares ......................        --     (1,444)    (14,731)       (8,873)        --          --         --          --
                                        --------  ---------  ----------   -----------   --------    --------   --------    --------
  Total Distributions ................    (3,220)   (12,599)   (181,904)     (113,707)        --          --         --          --
                                        --------  ---------  ----------   -----------   --------    --------   --------    --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ......    29,882     93,109     124,331       313,347     80,219     159,873     26,541     140,662
    Shares Issued in Connection with
        Fund Reorganizations .........        --         --          --            --         --          --         --          --
    Reinvestment of Cash
        Distributions ................     2,661      9,575     128,244        83,171         --          --         --          --
    Cost of Shares Repurchased .......   (38,394)  (131,695)   (319,360)   (1,096,316)   (20,356)    (20,053)   (14,691)    (26,252)
                                        --------  ---------  ----------   -----------   --------    --------   --------    --------
  Increase (Decrease) in Net Assets
    From Trust Share Transactions ....    (5,851)   (29,011)    (66,785)     (699,798)    59,863     139,820     11,850     114,410
                                        --------  ---------  ----------   -----------   --------    --------   --------    --------
  Investor Shares:
    Proceeds from Shares Issued ......       163      1,969       3,793        12,858         --          --         --          --
    Shares Issued in Connection with
        ESC Merger ...................        --         --          --            --         --          --         --          --
    Reinvestment of Cash
        Distributions ................        95        477      28,498        15,949         --          --         --          --
    Cost of Shares Repurchased .......    (1,398)    (7,771)    (28,838)      (93,208)        --          --         --          --
                                        --------  ---------  ----------   -----------   --------    --------   --------    --------
  Increase (Decrease) in Net Assets
    From Investor Share Transactions .    (1,140)    (5,325)      3,453       (64,401)        --          --         --          --
                                        --------  ---------  ----------   -----------   --------    --------   --------    --------
  Flex Shares:
    Proceeds from Shares Issued .....      6,167     26,174       7,046        29,168      1,388       4,336     10,323      25,730
    Shares Issued in Connection with
        ESC Merger ...................        --         --          --            --         --          --         --          --
    Reinvestment of Cash
        Distributions ................       395      2,328      14,479         8,732         --          --         --          --
    Cost of Shares Repurchased .......   (10,813)   (37,791)    (22,032)      (73,027)      (435)       (121)    (2,503)       (952)
                                        --------  ---------  ----------   -----------   --------    --------   --------    --------
   Increase (Decrease) in Net Assets
       From Flex Share Transactions ..    (4,251)    (9,289)       (507)      (35,127)       953       4,215      7,820      24,778
                                        --------  ---------  ----------   -----------   --------    --------   --------    --------
    Increase (Decrease) in Net Assets
       From Share Transactions .......   (11,242)   (43,625)    (63,839)     (799,326)    60,816     144,035     19,670     139,188
                                        --------  ---------  ----------   -----------   --------    --------   --------    --------
      Total Increase (Decrease) in
          Net Assets .................   (13,131)   (42,657)   (297,863)     (763,555)    51,137     155,768     (1,210)    126,626
                                        --------  ---------  ----------   -----------   --------    --------   --------    --------
Net Assets:
  Beginning of Period ................   297,583    340,240   1,676,507     2,440,062    155,768          --    126,626          --
                                        --------  ---------  ----------   -----------   --------    --------   --------    --------
  End of Period ......................  $284,452  $ 297,583  $1,378,644   $ 1,676,507   $206,905    $155,768   $125,416    $126,626
                                        ========  =========  ==========   ===========   ========    ========   ========    ========

*Commencement of operations.
(1) See Note 7 in the notes to the financial statements for additional information.
Amounts designated as "--" are either $0 or have been rounded to $0.


--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


                                                                     INTERNATIONAL          INTERNATIONAL          LIFE VISION
                                              GROWTH AND                EQUITY                 EQUITY              AGGRESSIVE
                                              INCOME FUND                FUND                INDEX FUND            GROWTH FUND
                                        -----------------------  ---------------------  --------------------  --------------------
                                         06/01/00-    06/01/99-  06/01/00-   06/01/99-  06/01/00-  06/01/99-  06/01/00-  06/01/99-
                                         11/30/00     05/31/00   11/30/00    05/31/00   11/30/00   05/31/00   11/30/00   05/31/00
                                        -----------  ----------  ---------  ----------  ---------  ---------  ---------  ---------
Operations:
  Net Investment Income (Loss) .......  $    2,306   $   5,647   $    735   $   2,936   $     60   $  1,346   $   101    $     87
  Capital Gain Received from
    Investments ......................          --          --         --          --         --         --       128         780
  Net Realized Gain (Loss) on
    Investments ......................      17,572      28,329       (323)     76,552    (10,842)     2,725     2,093         158
  Net Realized Loss on Foreign
    Currency Transactions ............          --          --       (176)     (5,581)      (187)      (534)       --          --
  Net Change in Unrealized
    Appreciation (Depreciation) on
    Foreign Currency and Translation
    of Other Assets and Liabilities
    in Foreign Currency ..............          --          --       (439)        565        (75)       116        --          --
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments ...................      (1,465)      1,238    (22,731)    (31,341)   (30,382)        37    (2,310)        461
                                        ----------   ---------              ---------   --------   --------   -------    --------
  Increase (Decrease) in Net Assets
    from Operations ..................      18,413      35,214    (22,934)     43,131    (41,426)     3,690        12       1,486
                                        ----------   ---------   --------   ---------   --------   --------   -------    --------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares .....................      (2,519)     (4,628)        --      (2,937)        --       (276)      (43)        (88)
    Investor Shares ..................         (81)       (188)        --         (22)        --         --        --          --
    Flex Shares ......................          --          --         --          --         --         --        --          --
  Capital Gains:
    Trust Shares .....................     (24,395)    (44,093)   (23,931)    (70,119)        --       (863)       --        (807)
    Investor Shares ..................      (1,167)     (2,546)      (847)     (1,670)        --        (41)       --          --
    Flex Shares ......................      (1,712)     (2,921)      (902)     (2,014)        --        (21)       --          --
                                        ----------   ---------   --------   ---------   --------   --------   -------    --------
  Total Distributions ................     (29,874)    (54,376)   (25,680)    (76,762)        --     (1,201)      (43)       (895)
                                        ----------   ---------   --------   ---------   --------   --------   -------    --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ......     162,304     367,032     26,514      66,686     61,491    297,168     5,818      11,078
    Shares Issued in Connection with
        Fund Reorganizations .........          --          --         --      21,915         --         --        --          --
    Reinvestment of Cash
        Distributions ................      20,084      34,372     21,222      66,001         --      1,011        43         894
    Cost of Shares Repurchased .......    (155,742)   (134,326)   (73,953)   (396,524)   (73,480)   (33,456)   (5,259)    (12,850)
                                        ----------   ---------   --------   ---------   --------   --------   -------    --------
  Increase (Decrease) in Net Assets
    From Trust Share Transactions ....      26,646     267,078    (26,217)   (241,922)   (11,989)   264,723       602        (878)
                                        ----------   ---------   --------   ---------   --------   --------   -------    --------
  Investor Shares:
    Proceeds from Shares Issued ......       2,976      17,046      5,009       1,176      3,714      2,934        --          --
    Shares Issued in Connection with
        ESC Merger ...................          --       7,989         --       1,242         --         --        --          --
    Reinvestment of Cash
        Distributions ................       1,123       2,496        807       1,683         --         40        --          --
    Cost of Shares Repurchased .......      (4,194)    (20,339)    (7,086)     (7,206)    (4,526)    (4,152)       --          --
                                        ----------   ---------   --------   ---------   --------   --------   -------    --------
  Increase (Decrease) in Net Assets
    From Investor Share Transactions .         (95)      7,192     (1,270)     (3,105)      (812)    (1,178)       --          --
                                        ----------   ---------   --------   ---------   --------   --------   -------    --------
  Flex Shares:
    Proceeds from Shares Issued .....        8,768      37,577        730       2,028      1,149      5,107        --          --
    Shares Issued in Connection with
        ESC Merger ...................          --       1,536         --         666         --         --        --          --
    Reinvestment of Cash
        Distributions ................       1,665       2,843        886       1,975         --         21        --          --
    Cost of Shares Repurchased .......      (8,238)    (13,227)    (2,513)    (10,061)      (475)      (883)       --          --
                                        ----------   ---------   --------   ---------   --------   --------   -------    --------
   Increase (Decrease) in Net Assets
       From Flex Share Transactions ..       2,195      28,729       (897)     (5,392)       674      4,245        --          --
                                        ----------   ---------   --------   ---------   --------   --------   -------    --------
    Increase (Decrease) in Net Assets
       From Share Transactions .......      28,746     302,999    (28,384)   (250,419)   (12,127)   267,790       602        (878)
                                        ----------   ---------   --------   ---------   --------   --------   -------    --------
      Total Increase (Decrease) in
          Net Assets .................      17,285     283,837    (76,998)   (284,050)   (53,553)   270,279       571        (287)
                                        ----------   ---------   --------   ---------   --------   --------   -------    --------
Net Assets:
  Beginning of Period ................     990,237     706,400    320,453     604,503    351,269     80,990    18,412      18,699
                                        ----------   ---------   --------   ---------   --------   --------   -------    --------
  End of Period ......................  $1,007,522   $ 990,237   $243,455   $ 320,453   $297,716   $351,269   $18,983    $ 18,412
                                        ==========   =========   ========   =========   ========   ========   =======    ========


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


44 & 45

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2000 AND THE YEAR ENDED MAY 31, 2000

                                                                                                                      SMALL CAP
                                                LIFE VISION            LIFE VISION          MID-CAP EQUITY             GROWTH
                                          GROWTH AND INCOME FUND  MODERATE GROWTH FUND           FUND                STOCK FUND
                                          ----------------------  ---------------------  ---------------------  --------------------
                                          06/01/00-    06/01/99-  06/01/00-   06/01/99-  06/01/00-   06/01/99-  06/01/00-  06/01/99-
                                          11/30/00     05/31/00   11/30/00    05/31/00   11/30/00    05/31/00   11/30/00   05/31/00
                                          ---------    ---------  ---------   ---------  ---------  ----------  ---------  ---------
Operations:
  Net Investment Income (Loss) ........   $    428     $    414   $  1,144    $  1,837   $   (447)  $    (239)  $ (2,926)  $ (2,813)
  Capital Gain Received from
    Investments .......................        221          832        326       2,705         --          --         --         --
  Net Realized Gain (Loss)
    on Investments ....................      1,523         (524)     4,997        (979)    11,534      39,061     31,944     22,517
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments .....     (1,862)         408     (6,152)        264    (37,077)      4,067    (48,388)    40,570
                                          --------     --------   -------     --------   --------   ---------   --------   --------
  Increase (Decrease) in Net Assets
    from Operations ...................        310        1,130        315       3,827    (25,990)     42,889    (19,370)    60,274
                                          --------     --------   --------    --------   --------   ---------   --------   --------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ......................       (308)        (359)      (885)     (1,683)        --          --         --         --
    Investor Shares ...................         --           --         --          --         --          --         --         --
    Flex Shares .......................         --           --         --          --         --          --         --         --
  Capital Gains:
    Trust Shares ......................         --         (571)        --      (3,458)   (29,130)    (15,785)   (17,148)    (2,438)
    Investor Shares ...................         --           --         --          --     (2,080)     (1,189)    (1,316)        --
    Flex Shares .......................         --           --         --          --     (2,042)     (1,047)      (922)       (83)
                                          --------     --------   --------    --------   --------   ---------   --------   --------
  Total Distributions .................       (308)        (930)      (885)     (5,141)   (33,252)    (18,021)   (19,386)    (2,521)
                                          --------     --------   --------    --------   --------   ---------   --------   --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued .......     15,132       18,854     47,959      33,036     70,179     155,090     71,180    191,895
    Shares Issued in Connection with
       Fund Reorganizations ...........         --           --         --          --         --          --         --     93,889
    Reinvestment of Cash
       Distributions ..................        306          928        884       5,141     26,157      14,649     15,015      2,092
    Cost of Shares Repurchased ........     (5,633)     (11,459)   (32,511)    (55,429)   (86,170)   (239,058)   (52,950)   (68,278)
                                          --------      -------   --------    --------   --------   ---------   --------   --------
  Increase (Decrease) in Net Assets
    From Trust Share Transactions .....      9,805        8,323     16,332     (17,252)    10,166     (69,319)    33,245    219,598
                                          --------     --------   --------    --------   --------   ---------   --------   --------
  Investor Shares:
    Proceeds from Shares Issued .......         --           --         --          --        880       1,381      2,157      2,463
    Shares Issued in Connection with
       Fund Reorganizations ...........         --           --         --          --         --          --         --     12,481
    Shares Issued in Connection with
       ESC Merger .....................         --           --         --          --         --          --         --     34,455
    Reinvestment of Cash
       Distributions ..................         --           --         --          --      2,050       1,183      1,206         --
    Cost of Shares Repurchased ........         --           --         --          --     (1,675)     (8,975)   (11,003)    (7,316)
                                          --------     --------   --------    --------   --------   ---------   --------   --------
  Increase (Decrease) in Net Assets
    From Investor Share Transactions ..         --           --         --          --      1,255      (6,411)    (7,640)    42,083
                                          --------     --------   --------    --------   --------   ---------   --------   --------
  Flex Shares:
    Proceeds from Shares Issued .......         --           --         --          --      3,334       3,480      4,912      4,518
    Shares Issued in Connection with
       Fund Reorganizations ...........         --           --         --          --         --          --         --      2,772
    Shares Issued in Connection with
       ESC Merger .....................         --           --         --          --         --          --         --     14,435
    Reinvestment of Cash
       Distributions ..................         --           --         --          --      2,022       1,037        913         83
    Cost of Shares Repurchased ........         --           --         --          --     (3,527)     (7,098)    (3,627)    (5,119)
                                          --------     --------   --------    --------   --------   ---------   --------   --------
  Increase (Decrease) in Net Assets
    From Flex Share Transactions ......         --           --         --          --      1,829      (2,581)     2,198     16,689
                                          --------     --------   --------    --------   --------   ---------   --------   --------
    Increase (Decrease) in Net Assets
       From Share Transactions ........      9,805        8,323     16,332     (17,252)    13,250     (78,311)    27,803    278,370
                                          --------     --------   --------    --------   --------   ---------   --------   --------
       Total Increase (Decrease)
          in Net Assets ...............      9,807        8,523     15,762     (18,566)   (45,992)    (53,443)   (10,953)   336,123
                                          --------     --------   --------    --------   --------   ---------   --------   --------
Net Assets:
  Beginning of Period .................     30,473       21,950     69,622      88,188    235,646     289,089    494,571    158,448
                                          --------     --------   --------    --------   --------   ---------   --------   --------
  End of Period .......................    $40,280     $ 30,473   $ 85,384    $ 69,622   $189,654   $ 235,646   $483,618   $494,571
                                          ========     ========   ========    ========   ========   =========   ========   ========

(1) See Note 7 in the financial statements for additional information Amounts designated as "--" are either $0 or have been rounded to $0.


--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

                                                                       TAX SENSITIVE
                                             SMALL CAP VALUE              GROWTH                 VALUE INCOME
                                               EQUITY FUND              STOCK FUND                STOCK FUND
                                          ---------------------  ------------------------  ------------------------
                                          06/01/00-   06/01/99-   06/01/00-    06/01/99-    06/01/00-    06/01/99-
                                          11/30/00    05/31/00    11/30/00     05/31/00     11/30/00     05/31/00
                                          ---------  ----------  -----------  -----------  -----------  -----------
Operations:
  Net Investment Income (Loss) ........   $  1,851   $   3,756   $   (2,687)  $   (1,126)  $    8,773   $   30,996
  Capital Gain Received from
    Investments .......................         --          --           --           --           --           --
  Net Realized Gain (Loss)
    on Investments ....................      8,259      (3,553)     (46,589)     (23,743)     (66,634)    (147,760)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments .....      8,131     (20,563)     (42,997)      58,045       76,895     (137,601)
                                          --------   ---------   ----------   ----------   ----------   ----------
  Increase (Decrease) in Net Assets
    from Operations ...................     18,241     (20,360)     (92,273)      33,176       19,034     (254,365)
                                          --------   ---------   ----------   ----------   -----------  ----------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ......................     (1,696)     (3,505)          --           --       (8,716)     (27,678)
    Investor Shares ...................         --          --           --           --         (776)      (2,514)
    Flex Shares .......................        (19)         (6)          --           --         (338)      (1,129)
  Capital Gains:
    Trust Shares ......................         --          --           --           --           --     (131,535)
    Investor Shares ...................         --          --           --           --           --      (14,565)
    Flex Shares .......................         --          --           --           --           --      (13,032)
                                          --------   ---------   ----------   ----------   ----------   ----------
  Total Distributions .................     (1,715)     (3,511)          --           --       (9,830)    (190,453)
                                          --------   ---------   ----------   ----------   ----------   ----------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued .......     19,147     103,359       84,463      556,671       61,329      383,909
    Shares Issued in Connection with
       Fund Reorganizations ...........         --          --           --           --           --           --
    Reinvestment of Cash
       Distributions ..................      1,441       2,725           --           --        7,701      146,588
    Cost of Shares Repurchased ........    (40,007)   (173,187)    (104,060)     (95,363)    (290,232)    (831,377)
                                          --------   ---------   ----------   ----------   ----------   ----------
  Increase (Decrease) in Net Assets
    From Trust Share Transactions .....    (19,419)    (67,103)     (19,597)     461,308     (221,202)    (300,880)
                                          --------   ---------   ----------   ----------   ----------   ----------
  Investor Shares:
    Proceeds from Shares Issued .......         --          --           --           --        1,250        6,784
    Shares Issued in Connection with
       Fund Reorganizations ...........         --          --           --           --           --           --
    Shares Issued in Connection with
       ESC Merger .....................         --          --           --           --           --           --
    Reinvestment of Cash
       Distributions ..................         --          --           --           --          752       16,876
    Cost of Shares Repurchased ........         --          --           --           --      (21,579)     (72,831)
                                          --------   ---------   ----------   ----------   ----------   ----------
  Increase (Decrease) in Net Assets
    From Investor Share Transactions ..         --          --           --           --      (19,577)     (49,171)
                                          --------   ---------   ----------   ----------   ----------   ----------
  Flex Shares:
    Proceeds from Shares Issued .......        411       1,802       55,394      242,949        1,031       18,991
    Shares Issued in Connection with
       Fund Reorganizations ...........         --          --           --           --           --           --
    Shares Issued in Connection with
       ESC Merger .....................         --          --           --           --           --           --
    Reinvestment of Cash
       Distributions ..................         19           5           --           --          330       13,741
    Cost of Shares Repurchased ........     (2,307)    (11,612)     (33,475)     (36,077)     (23,229)     (78,588)
                                          --------   ---------   ----------   ----------   ----------   ----------
  Increase (Decrease) in Net Assets
    From Flex Share Transactions ......     (1,877)     (9,805)      21,919      206,872      (21,868)     (45,856)
                                          --------   ---------   ----------   ----------   ----------   ----------
    Increase (Decrease) in Net Assets
       From Share Transactions ........    (21,296)    (76,908)       2,322      668,180     (262,647)    (395,907)
                                          --------   ---------   ----------   ----------   ----------   ----------
       Total Increase (Decrease)
          in Net Assets ...............     (4,770)   (100,779)     (89,951)     701,356     (253,443)    (840,725)
                                          --------   ---------   ----------   ----------   ----------   ----------
Net Assets:
  Beginning of Period .................    220,670     321,449    1,000,774      299,418    1,110,538    1,951,263
                                          --------   ---------   ----------   ----------   ----------   ----------
  End of Period .......................   $215,900   $ 220,670   $  910,823   $1,000,774   $  857,095   $1,110,538
                                          ========   =========   ==========   ==========   ==========   ==========

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


46 & 47

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2000 AND THE YEARS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS



                             NET ASSET                      NET REALIZED AND   DISTRIBUTIONS
                               VALUE            NET         UNREALIZED GAINS     FROM NET      DISTRIBUTIONS   NET ASSET
                             BEGINNING      INVESTMENT         (LOSSES)         INVESTMENT     FROM REALIZED   VALUE END     TOTAL
                             OF PERIOD     INCOME (LOSS)    ON INVESTMENTS       INCOME        CAPITAL GAINS   OF PERIOD    RETURN+
                            -----------   ---------------  -----------------  ---------------  -------------  -----------  ---------
BALANCED FUND
Trust Shares
           2000*               $13.37         $ 0.16            $(0.11)           $(0.16)         $   --        $13.26        0.36%
           2000                 13.26           0.32              0.33             (0.30)          (0.24)        13.37        5.02
           1999                 13.09           0.28              1.09             (0.28)          (0.92)        13.26       10.98
           1998                 11.94           0.31              2.19             (0.32)          (1.03)        13.09       22.15
           1997                 11.55           0.33              1.47             (0.32)          (1.09)        11.94       16.66
           1996                 10.26           0.33              1.41             (0.34)          (0.11)        11.55       17.26
Investor Shares
           2000*               $13.43         $ 0.14            $(0.11)           $(0.14)         $   --        $13.32        0.20%
           2000                 13.32           0.29              0.31             (0.25)          (0.24)        13.43        4.66
           1999                 13.14           0.24              1.10             (0.24)          (0.92)        13.32       10.70
           1998                 11.99           0.28              2.19             (0.29)          (1.03)        13.14       21.72
           1997                 11.60           0.29              1.48             (0.29)          (1.09)        11.99       16.27
           1996                 10.30           0.30              1.41             (0.30)          (0.11)        11.60       16.88
Flex Shares
           2000*               $13.27         $ 0.08            $(0.10)           $(0.09)         $   --        $13.16       (0.19)%
           2000                 13.17           0.17              0.33             (0.16)          (0.24)        13.27        3.88
           1999                 13.02           0.16              1.07             (0.16)          (0.92)        13.17        9.84
           1998                 11.90           0.20              2.16             (0.21)          (1.03)        13.02       20.85
           1997                 11.53           0.22              1.45             (0.21)          (1.09)        11.90       15.40
           1996(1)              10.36           0.24              1.29             (0.25)          (0.11)        11.53       15.58

CAPITAL APPRECIATION FUND
Trust Shares
           2000*               $17.12         $(0.02)           $(0.46)           $   --          $(2.06)       $14.58       (4.14)%
           2000                 16.62           0.02              1.40                --           (0.92)        17.12        8.98
           1999                 16.48           0.05              2.70             (0.06)          (2.55)        16.62       17.83
           1998                 15.09           0.09              3.96             (0.09)          (2.57)        16.48       29.51
           1997                 14.90           0.12              3.13             (0.12)          (2.94)        15.09       24.66
           1996                 12.18           0.12              3.32             (0.13)          (0.59)        14.90       28.97
Investor Shares
           2000*               $16.91         $(0.07)           $(0.45)           $   --          $(2.06)       $14.33       (4.44)%
           2000                 16.53          (0.11)             1.41                --           (0.92)        16.91        8.29
           1999                 16.43          (0.05)             2.70                --           (2.55)        16.53       17.20
           1998                 15.06          (0.01)             3.95                --           (2.57)        16.43       28.71
           1997                 14.89           0.03              3.10             (0.02)          (2.94)        15.06       23.74
           1996                 12.17           0.03              3.32             (0.04)          (0.59)        14.89       28.18
Flex Shares
           2000*               $16.45         $(0.11)           $(0.42)           $   --          $(2.06)       $13.86       (4.65)%
           2000                 16.18          (0.24)             1.43                --           (0.92)        16.45        7.77
           1999                 16.22          (0.09)             2.60                --           (2.55)        16.18       16.50
           1998                 14.96          (0.04)             3.87                --           (2.57)        16.22       28.12
           1997                 14.84          (0.01)             3.07                --           (2.94)        14.96       23.24
           1996(2)              12.20           0.02              3.26             (0.05)          (0.59)        14.84       27.48

CORE EQUITY FUND
Trust Shares
           2000*               $11.11         $(0.02)           $(0.38)           $   --          $   --        $10.71       (3.60)%
           2000(3)              10.00          (0.02)             1.13                --              --         11.11       11.10
Flex Shares
           2000*               $11.06         $(0.07)           $(0.38)           $   --          $   --        $10.61       (4.07)%
           2000(4)              10.63          (0.04)             0.47                --              --         11.06        4.05

E-COMMERCE OPPORTUNITY FUND
Trust Shares
           2000*               $15.87         $(0.04)           $(1.87)           $   --          $   --        $13.96      (11.97)%
           2000(3)              10.00          (0.04)             5.91                --              --         15.87       58.70
Flex Shares
           2000*               $15.81         $(0.11)           $(1.86)           $   --          $   --        $13.84      (12.46)%
           2000(4)              18.20          (0.07)            (2.32)               --              --         15.81      (13.13)


 * For the six month period ended November 30, 2000. All ratios for the period have been annualized.
 + Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads.
(1) Commenced operations on June 14, 1995. All ratios for the period have been annualized.
(2) Commenced operations on June 1, 1995. All ratios for the period have been annualized.
(3) Commenced operations on September 30, 1999. All ratios for the period have been annualized.
(4) Commenced operations on January 24, 2000. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.


--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

                                                                                                           RATIO OF
                                                                                      RATIO OF          NET INVESTMENT
                                                                  RATIO OF          EXPENSES TO        INCOME (LOSS) TO
                            NET ASSETS       RATIO OF          NET INVESTMENT    AVERAGE NET ASSETS   AVERAGE NET ASSETS   PORTFOLIO
                              END OF        EXPENSES TO       INCOME (LOSS) TO   (EXCLUDING WAIVERS   (EXCLUDING WAIVERS   TURNOVER
                            ERIOD (000)  AVERAGE NET ASSETS  AVERAGE NET ASSETS  AND REIMBURSEMENTS)  AND REIMBURSEMENTS)    RATE
                            -----------  ------------------  ------------------  -------------------  -------------------  ---------
BALANCED FUND
Trust Shares
           2000*            $  216,306         1.01%               2.27%                1.06%                2.22%            36%
           2000                223,634         0.97                2.39                 1.07                 2.29            182
           1999                251,752         0.97                2.19                 1.06                 2.10            179
           1998                188,465         0.96                2.51                 1.08                 2.39            154
           1997                151,358         0.95                2.89                 1.08                 2.76            197
           1996                111,638         0.95                3.00                 1.09                 2.86            155
Investor Shares
           2000*            $    8,452         1.31%               1.96%                1.55%                1.72%            36%
           2000                  9,627         1.27                2.07                 1.51                 1.83            182
           1999                 14,962         1.27                1.89                 1.43                 1.73            179
           1998                  8,313         1.26                2.21                 1.59                 1.88            154
           1997                  6,012         1.25                2.58                 1.64                 2.19            197
           1996                  4,896         1.25                2.70                 1.89                 2.06            155
Flex Shares
           2000*            $   59,694         2.09%               1.19%                2.18%                1.10%            36%
           2000                 64,322         2.03                1.33                 2.18                 1.18            182
           1999                 73,526         2.03                1.13                 2.15                 1.01            179
           1998                 27,625         2.02                1.41                 2.23                 1.20            154
           1997                  6,067         2.01                1.84                 2.45                 1.40            197
           1996(1)               3,131         2.00                1.85                 2.97                 0.88            155

CAPITAL APPRECIATION FUND
Trust Shares
           2000*            $1,053,468         1.21%              (0.25)%               1.25%               (0.29)%           32%
           2000              1,296,927         1.17                0.10                 1.26                 0.01            129
           1999              1,966,842         1.17                0.29                 1.26                 0.20            147
           1998              1,532,587         1.16                0.61                 1.27                 0.50            194
           1997              1,085,128         1.15                0.83                 1.25                 0.73            141
           1996                981,498         1.15                0.90                 1.27                 0.78            156
Investor Shares
           2000*            $  216,957         1.85%              (0.90)%               1.98%               (1.03)%           32%
           2000                251,421         1.82               (0.55)                1.98                (0.71)           129
           1999                311,120         1.82               (0.30)                1.96                (0.44)           147
           1998                271,044         1.81               (0.03)                2.01                (0.23)           194
           1997                218,660         1.80                0.19                 2.02                (0.03)           141
           1996                191,078         1.80                0.24                 2.08                (0.04)           156
Flex Shares
           2000*            $  108,219         2.35%              (1.39)%               2.41%               (1.45)%           32%
           2000                128,159         2.29               (1.03)                2.39                (1.13)           129
           1999                162,100         2.29               (0.86)                2.38                (0.95)           147
           1998                106,670         2.26               (0.46)                2.37                (0.57)           194
           1997                 36,753         2.27               (0.29)                2.43                (0.45)           141
           1996(2)              10,969         2.27               (0.29)                2.68                (0.70)           156

CORE EQUITY FUND
Trust Shares
           2000*            $  201,854         1.20%              (0.32)%               1.21%               (0.33)%           32%
           2000(3)             151,421         1.20               (0.30)                1.27                (0.37)            44
Flex Shares
           2000*            $    5,051         2.32%              (1.45)%               2.54%               (1.67)%           32%
           2000(4)               4,347         2.25               (1.39)                2.70                (1.84)            44

E-COMMERCE OPPORTUNITY FUND
Trust Shares
           2000*            $  102,001         1.20%              (0.44)%               1.21%               (0.45)%          340%
           2000(3)             106,425         1.20               (0.54)                1.34                (0.68)           250
Flex Shares
           2000*            $   23,415         2.28%              (1.49)%               2.41%               (1.62)%          340%
           2000(4)              20,201         2.25               (1.65)                2.40                (1.80)           250


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

48 & 49

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2000 AND THE YEARS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS



                                NET ASSET                   NET REALIZED AND  DISTRIBUTIONS
                                  VALUE          NET        UNREALIZED GAINS    FROM NET     DISTRIBUTIONS  NET ASSET
                                BEGINNING    INVESTMENT         (LOSSES)       INVESTMENT    FROM REALIZED  VALUE END     TOTAL
                                OF PERIOD   INCOME (LOSS)    ON INVESTMENTS      INCOME      CAPITAL GAINS  OF PERIOD    RETURN+
                               -----------  --------------  ----------------  -------------  -------------  ---------  -----------
GROWTH AND INCOME FUND (A)
Trust Shares
           2000*                  $15.53        $ 0.04           $ 0.25          $(0.04)        $(0.43)       $15.35       1.83%
           2000                    16.09          0.11             0.55           (0.10)         (1.12)        15.53       4.11
           1999(1)                 15.10          0.04             1.97           (0.02)         (1.00)        16.09      14.24
  For the years ended November 30:
           1998                    16.55          0.09             1.64           (0.09)         (3.09)        15.10      13.64
           1997                    13.39          0.14             3.24           (0.15)         (0.07)        16.55      25.41
           1996                    11.60          0.17             2.38           (0.17)         (0.59)        13.39      22.68
           1995                    10.73          0.24             2.62           (0.26)         (1.73)        11.60      28.76
Investor Shares
           2000*                  $15.65        $ 0.03           $ 0.26          $(0.03)        $(0.43)       $15.48       1.79%
           2000                    16.21          0.09             0.55           (0.08)         (1.12)        15.65       3.92
           1999(1)                 15.21          0.04             1.99           (0.03)         (1.00)        16.21      14.31
  For the years ended November 30:
           1998                    16.64          0.10             1.66           (0.10)         (3.09)        15.21      13.69
           1997                    13.47          0.13             3.25           (0.14)         (0.07)        16.64      25.42
           1996                    11.66          0.17             2.39           (0.16)         (0.59)        13.47      22.63
           1995                    10.78          0.25             2.62           (0.26)         (1.73)        11.66      28.71
Flex Shares
           2000*                  $15.49        $(0.03)          $ 0.26          $   --         $(0.43)       $15.29       1.42%
           2000                    16.10            --             0.51              --          (1.12)        15.49       3.11
           1999(1)                 15.14         (0.01)            1.97              --          (1.00)        16.10      13.85
  For the years ended November 30:
           1998                    16.59         (0.01)            1.64              --          (3.08)        15.14      12.78
           1997                    13.44          0.04             3.23           (0.05)         (0.07)        16.59      24.63
           1996                    11.64          0.09             2.38           (0.08)         (0.59)        13.44      21.81
           1995(2)                 11.11          0.12             1.62           (0.14)         (1.07)        11.64      15.78
INTERNATIONAL EQUITY FUND
Trust Shares
           2000*                  $12.56        $ 0.02           $(0.97)         $   --         $(1.11)       $10.50      (8.34)%
           2000                    12.97         (0.10)            1.42           (0.07)         (1.66)        12.56      10.58
           1999                    15.00            --            (1.14)          (0.05)         (0.84)        12.97      (7.43)
           1998                    13.63          0.04             2.69           (0.04)         (1.32)        15.00      21.87
           1997                    11.40          0.03             2.57           (0.02)         (0.35)        13.63      23.29
           1996(3)                 10.00          0.05             1.35              --             --         11.40      14.00
Investor Shares
           2000*                  $12.47        $   --           $(0.96)         $   --         $(1.11)       $10.40      (8.58)%
           2000                    12.89         (0.11)            1.37           (0.02)         (1.66)        12.47      10.15
           1999                    14.92         (0.09)           (1.10)             --          (0.84)        12.89      (7.82)
           1998                    13.58          0.02             2.64              --          (1.32)        14.92      21.39
           1997                    11.38         (0.01)            2.56              --          (0.35)        13.58      22.85
           1996(4)                 10.44          0.04             0.90              --             --         11.38       9.00
Flex Shares
           2000*                  $12.06        $(0.07)          $(0.90)         $   --         $(1.11)       $ 9.98      (8.88)%
           2000                    12.58         (0.32)            1.46              --          (1.66)        12.06       9.38
           1999                    14.68         (0.29)           (0.97)             --          (0.84)        12.58      (8.48)
           1998                    13.47          0.07             2.46              --          (1.32)        14.68      20.54
           1997                    11.37         (0.04)            2.49              --          (0.35)        13.47      21.98
           1996(4)                 10.44          0.02             0.91              --             --         11.37       8.91
INTERNATIONAL EQUITY INDEX FUND
Trust Shares
           2000*                  $13.97        $   --           $(1.68)         $   --         $   --        $12.29     (12.03)%
           2000                    11.82          0.16             2.13           (0.03)         (0.11)        13.97      19.36
           1999                    13.31          0.09             0.85           (0.24)         (2.19)        11.82       7.87
           1998                    11.34          0.11             2.65           (0.11)         (0.68)        13.31      25.82
           1997                    10.96          0.10             0.69           (0.11)         (0.30)        11.34       7.48
           1996                    10.24          0.10             0.84           (0.13)         (0.09)        10.96       9.29
Investor Shares
           2000*                  $13.80        $(0.12)          $(1.56)         $   --         $   --        $12.12     (12.17)%
           2000                    11.70         (0.11)            2.32              --          (0.11)        13.80      18.86
           1999                    13.20         (0.11)            0.98           (0.18)         (2.19)        11.70       7.33
           1998                    11.26          0.16             2.53           (0.07)         (0.68)        13.20      25.25
           1997                    10.88          0.03             0.72           (0.07)         (0.30)        11.26       7.12
           1996                    10.20          0.05             0.85           (0.13)         (0.09)        10.88       8.90
Flex Shares
           2000*                  $13.74        $(0.05)          $(1.67)         $   --         $   --        $12.02     (12.52)%
           2000                    11.73          0.08             2.04              --          (0.11)        13.74      18.04
           1999                    13.17         (0.15)            0.94           (0.04)         (2.19)        11.73       6.68
           1998                    11.24          0.17             2.44              --          (0.68)        13.17      24.50
           1997                    10.87         (0.05)            0.72              --          (0.30)        11.24       6.41
           1996(5)                 10.24            --             0.82           (0.10)         (0.09)        10.87       8.32


 * For the six month period ended November 30, 2000. All ratios for the period have been annualized.
 + Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads.
(1) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(2) Commenced operations on April 19, 1995. All ratios for the period ended November 30, 1995 have been annualized.
(3) Commenced operations on December 1, 1995. All ratios for the period have been annualized.


--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

                                                                                                           RATIO OF
                                                                                      RATIO OF          NET INVESTMENT
                                                                  RATIO OF          EXPENSES TO        INCOME (LOSS) TO
                            NET ASSETS        RATIO OF         NET INVESTMENT    AVERAGE NET ASSETS   AVERAGE NET ASSETS   PORTFOLIO
                              END OF         EXPENSES TO      INCOME (LOSS) TO   (EXCLUDING WAIVERS   (EXCLUDING WAIVERS   TURNOVER
                           PERIOD (000)  AVERAGE NET ASSETS  AVERAGE NET ASSETS  AND REIMBURSEMENTS)  AND REIMBURSEMENTS)    RATE
                           ------------  ------------------  ------------------  -------------------  -------------------  ---------
GROWTH AND INCOME FUND (A)
Trust Shares
           2000*             $902,270          1.00%               0.52%               1.00%                 0.52%             34%
           2000               885,109          1.01                0.76                1.01                  0.76              53
           1999(1)            634,279          1.14                0.49                1.43                  0.20              31
  For the years ended November 30:
           1998               577,042          1.03                0.63                1.21                  0.45              71
           1997               590,824          1.02                0.92                1.17                  0.77             100
           1996               553,648          1.02                1.38                1.17                  1.23              82
           1995               220,386          1.02                2.16                1.17                  2.01             175
Investor Shares
           2000*             $ 41,914          1.18%               0.33%               1.35%                 0.16%             34%
           2000                42,666          1.18                0.58                1.31                  0.45              53
           1999(1)             36,958          1.08                0.54                1.17                  0.45              31
  For the years ended November 30:
           1998                34,434          1.03                0.63                1.18                  0.48              71
           1997                28,112          1.03                0.89                1.18                  0.74             100
           1996                17,997          1.03                1.35                1.18                  1.20              82
           1995                12,633          1.03                2.14                1.18                  1.99             175
Flex Shares
           2000*             $ 63,338          1.95%              (0.43)%              2.15%                (0.63)%            34%
           2000                62,462          1.93               (0.14)               2.18                 (0.39)             53
           1999(1)             35,163          1.83               (0.21)               1.97                 (0.35)             31
  For the years ended November 30:
           1998                25,656          1.78               (0.13)               2.03                 (0.38)             71
           1997                13,269          1.73                0.15                2.09                 (0.20)            100
           1996                 5,131          1.68                0.71                2.03                  0.36              82
           1995(2)              2,086          1.68                1.13                2.03                  0.78             175
INTERNATIONAL EQUITY FUND
Trust Shares
           2000*             $227,591          1.45%               0.56%               1.49%                 0.52%             37%
           2000               299,100          1.48                0.59                1.48                  0.59             179
           1999               573,255          1.47                0.68                1.52                  0.63             161
           1998               628,870          1.47                0.61                1.48                  0.60             108
           1997               489,325          1.46                0.51                1.51                  0.46             139
           1996(3)            213,306          1.46                1.36                1.65                  1.17             113
Investor Shares
           2000*             $  7,600          1.83%               0.19%               2.04%                (0.02)%            37%
           2000                10,462          1.83                0.33                1.95                  0.21             179
           1999                14,145          1.83                0.30                1.93                  0.20             161
           1998                17,383          1.82                0.24                1.91                  0.15             108
           1997                10,674          1.81                0.18                2.05                 (0.06)            139
           1996(4)              3,448          1.81                1.73                3.14                  0.40             113
Flex Shares
           2000*             $  8,264          2.57%              (0.56)%              2.80%                (0.79)%            37%
           2000                10,891          2.53               (0.38)               2.74                 (0.59)            179
           1999                17,103          2.53               (0.40)               2.82                 (0.69)            161
           1998                21,164          2.52               (0.46)               2.58                 (0.52)            108
           1997                 8,375          2.51               (0.27)               3.03                 (0.79)            139
           1996(4)                953          2.51                1.08                5.86                 (2.27)            113
INTERNATIONAL EQUITY INDEX FUND
Trust Shares
           2000*             $288,708          1.06%               0.06%               1.16%                (0.04)%            10%
           2000               340,853          1.07                0.83                1.18                  0.72               9
           1999                74,616          1.07                0.69                1.17                  0.59              32
           1998                56,200          1.06                0.88                1.18                  0.76               1
           1997                53,516          1.05                0.71                1.15                  0.61               2
           1996                90,980          1.05                0.84                1.19                  0.70              30
Investor Shares
           2000*             $  3,276          1.46%              (0.32)%              1.78%                (0.64)%            10%
           2000                 4,563          1.47                0.07                1.79                 (0.25)              9
           1999                 4,909          1.47                0.25                1.71                  0.01              32
           1998                 7,141          1.46                0.50                1.84                  0.12               1
           1997                 5,592          1.45                0.28                1.88                 (0.15)              2
           1996                 5,597          1.45                0.48                2.06                 (0.13)             30
Flex Shares
           2000*             $  5,732          2.13%              (1.02)%              2.34%                (1.23)%            10%
           2000                 5,853          2.12               (0.36)               2.61                 (0.85)              9
           1999                 1,465          2.12               (0.30)               2.92                 (1.10)             32
           1998                 1,469          2.11               (0.03)               3.52                 (1.44)              1
           1997                   900          2.10               (0.39)               3.69                 (1.98)              2
           1996(5)                917          2.10               (0.24)               4.14                 (2.28)             30

(4) Commenced operations on January 2, 1996. All ratios for the period have been annualized.
(5) Commenced operations on June 8, 1995. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFund Value Fund exchanged all of its assets and certain liabilities for shares of the Growth and Income Fund. The CrestFund Value Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
Amounts designated as "--" are either $0 or have been rounded to $0.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

50 & 51

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2000 AND THE YEARS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS



                                NET ASSET                  NET REALIZED AND  DISTRIBUTIONS
                                  VALUE          NET       UNREALIZED GAINS    FROM NET     DISTRIBUTIONS  NET ASSET
                                BEGINNING    INVESTMENT        (LOSSES)       INVESTMENT    FROM REALIZED  VALUE END    TOTAL
                                OF PERIOD   INCOME (LOSS)   ON INVESTMENTS      INCOME      CAPITAL GAINS  OF PERIOD   RETURN+
                               -----------  -------------  ----------------  -------------  -------------  ---------  ----------
LIFE VISION AGGRESSIVE GROWTH FUND (A)
Trust Shares
           2000*                  $11.61        $ 0.07          $(0.03)         $(0.03)        $   --        $11.62      0.32%
           2000                    11.31          0.05            0.74           (0.05)         (0.44)        11.61      7.25
           1999(1)                 11.32          0.02            1.13           (0.01)         (1.15)        11.31     10.99
  For the years ended November 30:
           1998                    10.65          0.03            0.67           (0.03)            --         11.32      6.53
           1997(2)                 10.00          0.03            0.65           (0.03)            --         10.65      6.82
LIFE VISION GROWTH AND INCOME FUND (A)
Trust Shares
           2000*                  $10.50        $ 0.12          $ 0.07          $(0.10)        $   --        $10.59      1.79%
           2000                    10.33          0.07            0.52           (0.17)         (0.25)        10.50      5.81
           1999(1)                 11.06          0.08            0.69           (0.06)         (1.44)        10.33      7.75
  For the years ended November 30:
           1998                    10.51          0.18            0.56           (0.18)         (0.01)        11.06      7.12
           1997(2)                 10.00          0.09            0.51           (0.09)            --         10.51      5.97
LIFE VISION MODERATE GROWTH FUND (A)
Trust Shares
           2000*                  $10.61        $ 0.16          $(0.01)         $(0.14)        $   --        $10.62      1.35%
           2000                    10.80          0.33            0.13           (0.21)         (0.44)        10.61      4.46
           1999(1)                 11.01          0.11            0.56           (0.09)         (0.79)        10.80      6.35
  For the years ended November 30:
           1998                    10.46          0.24            0.58           (0.24)         (0.03)        11.01      7.90
           1997(2)                 10.00          0.12            0.45           (0.11)            --         10.46      5.70
MID-CAP EQUITY FUND
Trust Shares
           2000*                  $14.10        $(0.02)         $(1.30)         $   --         $(2.06)       $10.72    (12.36)%
           2000                    12.68         (0.04)           2.32              --          (0.86)        14.10     19.10
           1999                    13.79          0.01            0.07              --          (1.19)        12.68      1.61
           1998                    13.21            --            2.54              --          (1.96)        13.79     21.14
           1997                    12.76          0.03            1.69           (0.05)         (1.22)        13.21     14.23
           1996                    11.00          0.08            2.63           (0.08)         (0.87)        12.76     25.54
Investor Shares
           2000*                  $13.82        $(0.02)         $(1.29)         $   --         $(2.06)       $10.45    (12.56)%
           2000                    12.50         (0.19)           2.37              --          (0.86)        13.82     18.55
           1999                    13.67         (0.06)           0.08              --          (1.19)        12.50      1.17
           1998                    13.17         (0.03)           2.49              --          (1.96)        13.67     20.56
           1997                    12.74         (0.03)           1.69           (0.01)         (1.22)        13.17     13.76
           1996                    10.99          0.03            2.62           (0.03)         (0.87)        12.74     24.93
Flex Shares
           2000*                  $13.35        $(0.02)         $(1.26)         $   --         $(2.06)       $10.01    (12.79)%
           2000                    12.17         (0.22)           2.26              --          (0.86)        13.35     17.87
           1999                    13.42         (0.14)           0.08              --          (1.19)        12.17      0.56
           1998                    13.04         (0.04)           2.38              --          (1.96)        13.42     19.80
           1997                    12.69         (0.07)           1.64              --          (1.22)        13.04     13.06
           1996(3)                 11.13            --            2.45           (0.02)         (0.87)        12.69     23.00
SMALL CAP GROWTH STOCK FUND
Trust Shares
           2000*                  $18.30        $(0.10)         $(0.48)         $   --         $(0.72)       $17.00     (3.71)%
           2000                    14.55         (0.08)           4.02              --          (0.19)        18.30     27.24
           1999(4)                 10.00         (0.05)           4.62              --          (0.02)        14.55     45.70
Investor Shares
           2000*                  $18.27        $(0.33)         $(0.28)         $   --         $(0.72)       $16.94     (3.88)%
           2000(5)                 16.46         (0.07)           1.88              --             --         18.27     11.00
Flex Shares
           2000*                  $18.00        $(0.14)         $(0.51)         $   --         $(0.72)       $16.63     (4.17)%
           2000                    14.46         (0.04)           3.77              --          (0.19)        18.00     25.95
           1999(4)                 10.00         (0.19)           4.67              --          (0.02)        14.46     44.78
SMALL CAP VALUE EQUITY FUND
Trust Shares
           2000*                  $ 9.13        $ 0.09          $ 0.71          $(0.08)        $   --        $ 9.85      8.75%
           2000                     9.70          0.13           (0.59)          (0.11)            --          9.13     (4.72)
           1999                    12.88          0.13           (2.57)          (0.13)         (0.61)         9.70    (18.72)
           1998                    11.07          0.14            2.41           (0.12)         (0.62)        12.88     23.59
           1997(6)                 10.00          0.05            1.04           (0.02)            --         11.07     10.97
Flex Shares
           2000*                  $ 9.10        $ 0.02          $ 0.72          $(0.02)        $   --        $ 9.82      8.17%
           2000                     9.65            --           (0.54)          (0.01)            --          9.10     (5.65)
           1999                    12.80          0.01           (2.53)          (0.02)         (0.61)         9.65    (19.52)
           1998(7)                 11.28          0.03            2.17           (0.06)         (0.62)        12.80     22.29

 * For the six month period ended November 30, 2000. All ratios for the period have been annualized.
 + Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads.
(1) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(2) Commenced operations on June 30, 1997. All ratios for the period have been annualized.
(3) Commenced operations on June 5, 1995. All ratios for the period have been annualized.
(4) Commenced operations on October 8, 1998. All ratios for the period have been annualized.
(5) Commenced operations on December 12, 1999. All ratios for the period have been annualized.


--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

                                                                                                           RATIO OF
                                                                                      RATIO OF          NET INVESTMENT
                                                                  RATIO OF          EXPENSES TO        INCOME (LOSS) TO
                            NET ASSETS        RATIO OF         NET INVESTMENT    AVERAGE NET ASSETS   AVERAGE NET ASSETS   PORTFOLIO
                              END OF         EXPENSES TO      INCOME (LOSS) TO   (EXCLUDING WAIVERS   (EXCLUDING WAIVERS   TURNOVER
                           PERIOD (000)  AVERAGE NET ASSETS  AVERAGE NET ASSETS  AND REIMBURSEMENTS)  AND REIMBURSEMENTS)    RATE
                           ------------  ------------------  ------------------  -------------------  -------------------  ---------
LIFE VISION AGGRESSIVE GROWTH FUND (A)
Trust Shares
           2000*             $ 18,983          0.25%               1.02%                0.43%                0.84%           139%
           2000                18,412          0.25                0.48                 0.44                 0.29            183
           1999(1)             18,699          0.27                0.28                 0.63                (0.08)            33
  For the years ended November 30:
           1998                16,230          0.25                0.23                 0.66                (0.18)            75
           1997(2)             13,712          0.25                0.72                 0.73                 0.24             34
LIFE VISION GROWTH AND INCOME FUND (A)
Trust Shares
           2000*             $ 40,280          0.25%               2.36%                0.39%                2.22%           126%
           2000                30,473          0.25                1.77                 0.42                 1.60            189
           1999(1)             21,950          0.27                1.38                 0.60                 1.05             40
  For the years ended November 30:
           1998                19,042          0.25                1.68                 0.59                 1.34             57
           1997(2)             22,521          0.25                2.11                 0.59                 1.77             25
LIFE VISION MODERATE GROWTH FUND (A)
Trust Shares
           2000*             $ 85,384          0.25%               2.99%                0.37%                2.87%           177%
           2000                69,622          0.25                2.19                 0.37                 2.07            151
           1999(1)             88,188          0.27                1.90                 0.42                 1.75             48
  For the years ended November 30:
           1998                93,211          0.25                2.21                 0.42                 2.04             52
           1997(2)             89,442          0.25                2.66                 0.42                 2.49             43
MID-CAP EQUITY FUND
Trust Shares
           2000*             $165,120          1.21%              (0.29)%               1.26%               (0.34)%           47%
           2000               206,545          1.17                  --                 1.25                (0.08)           131
           1999               254,055          1.17               (0.47)                1.28                (0.58)            76
           1998               337,825          1.16               (0.29)                1.27                (0.40)           129
           1997               287,370          1.15                0.23                 1.26                 0.12            152
           1996               253,905          1.15                0.70                 1.29                 0.56            116
Investor Shares
           2000*             $ 12,006          1.66%              (0.74)%               1.87%               (0.95)%           47%
           2000                14,513          1.62               (0.43)                1.81                (0.62)           131
           1999                19,230          1.62               (0.90)                1.76                (1.04)            76
           1998                24,930          1.61               (0.75)                1.84                (0.98)           129
           1997                20,245          1.60               (0.21)                1.85                (0.46)           152
           1996                17,971          1.60                0.25                 1.96                (0.11)           116
Flex Shares
           2000*             $ 12,528          2.28%              (1.36)%               2.46%               (1.54)%           47%
           2000                14,588          2.22               (1.05)                2.44                (1.27)           131
           1999                15,804          2.22               (1.52)                2.48                (1.78)            76
           1998                19,042          2.21               (1.37)                2.47                (1.63)           129
           1997                10,120          2.20               (0.85)                2.58                (1.23)           152
           1996(3)              5,029          2.20               (0.37)                3.04                (1.21)           116
SMALL CAP GROWTH STOCK FUND
Trust Shares
           2000*             $430,120          1.23%              (1.01)%               1.25%               (1.03)%           48%
           2000               431,478          1.20               (0.86)                1.23                (0.89)           110
           1999(4)            152,290          1.20               (0.48)                1.49                (0.77)            75
Investor Shares
           2000*             $ 30,187          1.60%              (1.38)%               1.87%               (1.65)%           48%
           2000(5)             39,865          1.55               (1.26)                1.79                (1.50)           110
Flex Shares
           2000*             $ 23,311          2.31%              (2.08)%               2.39%               (2.16)%           48%
           2000                23,228          2.25               (1.92)                2.42                (2.09)           110
           1999(4)              6,158          2.25               (1.50)                3.19                (2.44)            75
SMALL CAP VALUE EQUITY FUND
Trust Shares
           2000*             $208,507          1.25%               1.72%                1.27%                1.70%            51%
           2000               212,074          1.22                1.31                 1.25                 1.28             65
           1999               301,984          1.22                1.27                 1.27                 1.22             63
           1998               390,841          1.21                1.07                 1.31                 0.97             55
           1997(6)            131,049          1.20                1.86                 1.37                 1.69             27
Flex Shares
           2000*             $  7,393          2.29%               0.63%                2.79%                0.13%            51%
           2000                 8,596          2.27                0.21                 2.56                (0.08)            65
           1999                19,465          2.27                0.21                 2.55                (0.07)            63
           1998(7)             40,613          2.06                0.01                 2.35                (0.28)            55

(6) Commenced operations on January 31, 1997. All ratios for the period have been annualized.
(7) Commenced operations on June 5, 1997. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFund Life Vision Balanced, CrestFund Life Vision Growth and Income, and CrestFund Life Vision Maximum Growth Portfolios exchanged all of their assets and certain liabilities for shares of the Life Vision Moderate Growth, Life Vision Growth and Income, and Life Vision Aggressive Growth Funds, respectively. The CrestFund Life Vision Balanced, CrestFund Life Vision Growth and Income, and CrestFund Life Vision Maximum Growth Portfolios are the accounting survivors in these transactions, and as a result, their basis of accounting for assets and liabilities and their operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
 Amounts designated as "--" are either $0 or have been rounded to $0.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


52 & 53

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2000 AND THE YEARS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS



                                NET ASSET                  NET REALIZED AND  DISTRIBUTIONS
                                  VALUE          NET       NREALIZED GAINS     FROM NET     DISTRIBUTIONS  NET ASSET
                                BEGINNING    INVESTMENT       (LOSSES)        INVESTMENT    FROM REALIZED  VALUE END    TOTAL
                                OF PERIOD   INCOME (LOSS)  ON INVESTMENTS       INCOME      CAPITAL GAINS  OF PERIOD   RETURN+
                               -----------  -------------  ----------------  -------------  -------------  ---------  ---------
TAX SENSITIVE GROWTH STOCK FUND
Trust Shares
           2000*                  $33.10       $(0.03)         $(2.91)          $   --         $   --        $30.16     (8.88)%
           2000                    29.96         0.02            3.12               --             --         33.10     10.48
           1999(1)                 25.61         0.02            4.34            (0.01)            --         29.96     17.04
Flex Shares
           2000*                  $32.65       $(0.19)         $(2.86)          $   --         $   --        $29.60     (9.34)%
           2000                    29.85        (0.16)           2.96               --             --         32.65      9.38
           1999(2)                 25.52        (0.04)           4.37               --             --         29.85     16.97
VALUE INCOME STOCK FUND
Trust Shares
           2000*                  $10.38       $ 0.11          $ 0.20           $(0.11)        $   --        $10.58      3.04%
           2000                    12.85         0.23           (1.49)           (0.22)         (0.99)        10.38    (10.52)
           1999                    13.90         0.24            1.02            (0.24)         (2.07)        12.85     11.13
           1998                    13.71         0.26            2.62            (0.27)         (2.42)        13.90     23.10
           1997                    13.15         0.30            2.32            (0.30)         (1.76)        13.71     22.18
           1996                    11.59         0.35            2.71            (0.34)         (1.16)        13.15     27.91
Investor Shares
           2000*                  $10.35       $ 0.08          $ 0.19           $(0.08)        $   --        $10.54      2.70%
           2000                    12.81         0.19           (1.48)           (0.18)         (0.99)        10.35    (10.83)
           1999                    13.87         0.19            1.02            (0.20)         (2.07)        12.81     10.71
           1998                    13.68         0.20            2.62            (0.21)         (2.42)        13.87     22.71
           1997                    13.13         0.25            2.32            (0.26)         (1.76)        13.68     21.69
           1996                    11.58         0.30            2.71            (0.30)         (1.16)        13.13     27.39
Flex Shares
           2000*                  $10.24       $ 0.03          $ 0.22           $(0.05)        $   --        $10.44      2.43%
           2000                    12.68         0.08           (1.44)           (0.09)         (0.99)        10.24    (11.50)
           1999                    13.75         0.10            1.01            (0.11)         (2.07)        12.68      9.91
           1998                    13.61         0.12            2.57            (0.13)         (2.42)        13.75     21.76
           1997                    13.08         0.18            2.29            (0.18)         (1.76)        13.61     20.91
           1996(3)                 11.59         0.26            2.65            (0.26)         (1.16)        13.08     26.52

 * For the six month period ended November 30, 2000. All ratios for the period have been annualized.
 + Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads.
(1) Commenced operations on December 11, 1998. All ratios for the period have been annualized.
(2) Commenced operations on December 15, 1998. All ratios for the period have been annualized.
(3) Commenced operations on June 1, 1995. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.


--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

                                                                                                             RATIO OF
                                                                                       RATIO OF          NET INVESTMENT
                                                                  RATIO OF           EXPENSES TO       INCOME (LOSS) TO
                            NET ASSETS        RATIO OF         NET INVESTMENT    AVERAGE NET ASSETS   AVERAGE NET ASSETS   PORTFOLIO
                              END OF         EXPENSES TO      INCOME (LOSS) TO   (EXCLUDING WAIVERS   (EXCLUDING WAIVERS   TURNOVER
                           PERIOD (000)  AVERAGE NET ASSETS  AVERAGE NET ASSETS  AND REIMBURSEMENTS)  AND REIMBURSEMENTS)    RATE
                           ------------  ------------------  ------------------  -------------------  -------------------  ---------
TAX SENSITIVE GROWTH STOCK FUND
Trust Shares
           2000*            $  628,370          1.23%              (0.20)%              1.25%               (0.22)%           41%
           2000                710,179          1.20                0.13                1.26                 0.07             30
           1999(1)             223,543          1.20                0.21                1.34                 0.07             18
Flex Shares
           2000*            $  282,453          2.29%              (1.25)%              2.34%               (1.30)%           41%
           2000                290,595          2.25               (0.91)               2.35                (1.01)            30
           1999(2)              75,875          2.25               (0.80)               2.48                (1.03)            18
VALUE INCOME STOCK FUND
Trust Shares
           2000*            $  708,879          0.90%               1.97%               0.90%                1.97%            39%
           2000                921,797          0.89                2.02                0.89                 2.02             62
           1999              1,589,951          0.92                1.91                0.92                 1.91             69
           1998              1,725,418          0.92                1.85                0.92                 1.85             99
           1997              1,488,062          0.91                2.40                0.91                 2.40            105
           1996              1,244,399          0.92                2.86                0.92                 2.86            134
Investor Shares
           2000*            $   85,233          1.31%               1.57%               1.32%                1.56%            39%
           2000                104,178          1.28                1.64                1.28                 1.64             62
           1999                194,312          1.28                1.55                1.28                 1.55             69
           1998                210,591          1.27                1.47                1.27                 1.47             99
           1997                165,999          1.30                2.01                1.31                 2.00            105
           1996                130,597          1.30                2.47                1.37                 2.40            134
Flex Shares
           2000*            $   62,983          2.04%               0.84%               2.10%                0.78%            39%
           2000                 84,563          2.02                0.91                2.03                 0.90             62
           1999                167,000          2.02                0.81                2.03                 0.80             69
           1998                180,530          2.01                0.78                2.01                 0.78             99
           1997                 73,466          2.00                1.33                2.03                 1.30            105
           1996(3)              26,298          2.00                1.72                2.15                 1.57            134

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


54 & 55

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS NOVEMBER 30, 2000


1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty-five funds as of November 30, 2000: the Balanced Fund, the Capital Appreciation Fund, the Core Equity Fund, the E-Commerce Opportunity Fund, the Growth and Income Fund, the International Equity Fund, the International Equity Index Fund, the Life Vision Aggressive Growth Fund, the Life Vision Growth and Income Fund, the Life Vision Moderate Growth Fund, the Mid-Cap Equity Fund, the Small Cap Growth Stock Fund, the Small Cap Value Equity Fund, the Tax Sensitive Growth Stock Fund, the Value Income Stock Fund, (collectively the "Equity Funds" or the "Funds"), the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the High Income Fund, the Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Limited-Term Federal Mortgage Securities Fund, the Maryland Municipal Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the U.S. Government Securities Fund, the Virginia Intermediate Municipal Bond Fund, the Virginia Municipal Bond Fund, (collectively the "Fixed Income Funds"), the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the U.S. Government Securities Money Market Fund, the U.S. Treasury Money Market Fund, the Virginia Tax-Free Money Market Fund (formerly the Tax-Free Money Market Fund) (collectively the "Retail Money Market Funds"), the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government
Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Institutional Money Market Funds"). The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The financial statements presented herein are those of the Equity Funds. The financial statements of the Fixed Income Funds, Retail Money Market Funds and Institutional Money Market Funds are not presented herein, but presented separately.

On August 17, 1999 and May 18, 1999, respectively, the Board of Trustees of the STI Classic Funds approved an Agreement and Plan of Reorganization (the "Reorganization Agreement") providing for the transfer of all the assets and liabilities of the Emerging Markets Equity Fund and the Sunbelt Equity Fund in exchange for the issuance of shares in the International Equity Fund and Small Cap Growth Stock Fund, respectively, in a tax-free reorganization (see Note 9).

On February 15, 2000 and November 10, 1999 respectively, the Board of Trustees of the STI Classic Funds and the Board of Directors of the ESC Strategic Funds approved an Agreement and Plan of Reorganization (the "Reorganization Agreement") providing for the transfer of all assets and certain stated liabilities of the ESC Strategic Funds in exchange for the issuance of shares in the Funds in a tax-free reorganization (see Note 10).

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust.

     SECURITY VALUATION -- Investment securities held by the Equity Funds that are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Foreign securities in the International Equity Fund and the International Equity Index Fund are valued based upon quotations from the primary market in which they are traded. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Securities for which current market quotations are not readily available, of which there are none as of November 30, 2000, are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period.
     Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral,

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

     including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each fund is calculated each business day, by dividing the total value of each fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share for Investor shares of the Balanced, the Capital Appreciation, the Growth and Income, the International Equity, the International Equity Index, the Mid-Cap Equity, the Small Cap Growth Stock, and the Value Income Stock Funds is equal to the net asset value per share plus a sales load of 3.75%.

     Flex Shares of the Funds may be purchased at their net asset value. Shares redeemed within the first year after purchase will be subject to a contingent deferred sales charge ("CDSC") equal to 2.00% for either the net asset value of the shares at the time of purchase or the net asset value of the shares next calculated after the Fund receives the sale request, whichever is less. The CDSC will not apply to shares redeemed after such time.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity and the International Equity Index Funds are maintained in U.S. dollars on the following basis:

        (I) market value of investment securities, assets and liabilities at the current rate of exchange; and
        (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Equity and the International Equity Index Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     The International Equity and the International Equity Index Funds report certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     TBA PURCHASE COMMITMENTS -- The Balanced Fund may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation."

     OTHER -- Expenses that are directly related to a specific fund are charged to that fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid each calendar quarter by the Equity Funds, except for the International Equity, and the International Equity Index Funds. These funds distribute income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Funds have entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services the Distributor received $930,925 for the six month period ended November 30, 2000.

4. Administration, Transfer Agency Servicing and Distribution Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999 under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: .12% up to $1 billion, .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion and .06% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14,

--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2000

1994 under which Federated Services Company provides transfer agency services to the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated May 29, 1995 regarding the Flex Shares and a Distribution Agreement dated November 21, 1995 with respect to the Trust and Investor shares. The Distributor will receive no fees for its distribution services under this agreement for the Trust Shares of any fund. With respect to the Investor Shares and Flex Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of Flex Shares) a Distribution and Service Plan, as outlined in the table in footnote 5 under the column titled "Distribution Fee".

5. Investment Advisory and Custodian Agreements:

The Trust and STI Capital Management, N.A., Trusco Capital Management and SunTrust Bank, Atlanta have entered into advisory agreements dated May 29, 1992, June 15, 1993, and December 20, 1993, respectively.

Effective June 30, 2000, SunTrust Banks, Inc. reorganized all of the investment management functions of its three institutional money management units, including SunTrust Bank, Atlanta into Trusco Capital Management, Inc. (the "Investment Adviser").

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:

                                                                       MAXIMUM
                                                                     FLEX SHARE
                                         MAXIMUM        MAXIMUM     DISTRIBUTION
                                         ANNUAL     INVESTOR SHARE      AND
                                      ADVISORY FEE DISTRIBUTION FEE SERVICE FEE
                                      ------------ ---------------- -----------
Balanced Fund ........................    .95%           .28%           1.00%
Capital Appreciation Fund ............   1.15%           .68%           1.00%
Core Equity Fund .....................   1.10%            --            1.00%
E-Commerce Opportunity Fund ..........   1.10%            --            1.00%
Growth and Income Fund ...............    .90%           .25%           1.00%
International Equity Fund ............   1.25%           .33%           1.00%
International Equity Index Fund ......    .90%           .38%           1.00%
Life Vision Aggressive Growth Fund ...    .25%            --              --
Life Vision Growth and Income Fund ...    .25%            --              --
Life Vision Moderate Growth Fund .....    .25%            --              --
Mid-Cap Equity Fund ..................   1.15%           .43%           1.00%
Small Cap Growth Stock Fund ..........   1.15%           .50%           1.00%
Small Cap Value Equity Fund ..........   1.15%            --            1.00%
Tax Sensitive Growth Stock Fund ......   1.15%            --            1.00%
Value Income Stock Fund ..............    .80%           .33%           1.00%


The Investment Adviser and the Distributor have voluntarily agreed to waive all or a portion of their fees (and to reimburse funds' expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta, acts as custodian for all the funds except the International Equity and the International Equity Index Funds who utilize the Bank of New York as custodian. Fees of the Custodians are paid on the basis of the net assets of the Funds. The Custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

6. Investment Transactions:

The cost of purchases and the proceeds from sales of securities, excluding short-term investments and U.S. Government Securities, for the period ended November 30, 2000, were as follows:

                                        PURCHASES         SALES
                                          (000)           (000)
                                       -----------      ---------
Balanced Fund ......................... $ 76,713        $ 93,485
Capital Appreciation Fund .............  489,146         656,453
Core Equity Fund ......................  102,303          56,649
E-Commerce Opportunity Fund ...........  527,513         506,780
Growth and Income Fund ................  341,712         350,976
International Equity Fund .............  100,471         142,865
International Equity Index Fund .......   34,741          48,159
Life Vision Aggressive Growth Fund ....   27,525          25,780
Life Vision Growth and Income Fund ....   54,735          44,588
Life Vision Moderate Growth Fund ......  150,557         133,688
Mid-Cap Equity Fund ...................  101,960         106,607
Small Cap Growth Stock Fund ...........  257,179         250,650
Small Cap Value Equity Fund ...........  108,244         142,405
Tax Sensitive Growth Stock Fund .......  440,316         415,463
Value Income Stock Fund ...............  343,467         559,669


The cost of U.S. Government security purchases and the proceeds from the sale of U.S. Government Securities for the Balanced Fund during the period ended November 30, 2000, were $19,651,599 and $16,265,172, respectively.

Subsequent to October 31, 1999, the Funds recognized net capital losses for tax purposes that have been deferred to 2000 and can be used to offset future capital gains at May 31, 2000. The Funds also had capital loss carryforwards at May 31, 2000 as follows:

                                                                                 POST
                                                                       POST      10/31
                             CAPITAL LOSS                              10/31   CURRENCY
                               CARRYOVER  EXPIRES  EXPIRES  EXPIRES  DEFERRED    LOSS
                                5/31/00     2006     2007     2008     LOSS    DEFERRED
FUND                             (000)     (000)    (000)    (000)     (000)     (000)
----                            -------   -------  -------  -------  --------  --------
E-Commerce Opportunity Fund     $    18    $   --  $    --  $    18  $  4,381   $   --
International Equity Fund         5,954     1,506    4,448       --        --    4,826
International Equity Index Fund      --        --       --       --        --      431
Small Cap Growth Stock Fund       5,520     1,239    4,281       --        --       --
Small Cap Value Equity Fund      45,722        --   16,348   29,374     5,503       --
Tax Sensitive Growth Stock Fund     142        --      142       --        --       --
Value Income Stock Fund              --        --       --       --   169,653       --

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

At November 30, 2000, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the funds at November 30, 2000, were as follows:

                                  AGGREGATE       AGGREGATE         NET
                                    GROSS          GROSS         UNREALIZED
                                  UNREALIZED     UNREALIZED     APPRECIATION
                                 APPRECIATION   DEPRECIATION   (DEPRECIATION)
FUND                                (000)          (000)           (000)
----                             ------------   ------------   --------------
Balanced Fund                      $ 51,326       $(15,337)       $ 35,989
Capital Appreciation Fund           471,147        (77,543)        393,604
Core Equity Fund                     27,561        (16,812)         10,749
E-Commerce Opportunity Fund           4,323        (21,685)        (17,362)
Growth and Income Fund              221,193        (42,820)        178,373
International Equity Fund            18,963        (35,390)        (16,427)
International Equity Index Fund      27,616        (43,564)        (15,948)
Life Vision Aggressive
   Growth Fund                          875           (881)             (6)
Life Vision Growth and
   Income Fund                        1,108         (1,217)           (109)
Life Vision Moderate Growth
   Fund                               2,012         (2,856)           (844)
Mid-Cap Equity Fund                  27,618        (31,530)         (3,912)
Small Cap Growth Stock Fund          97,003        (52,661)         44,342
Small Cap Value Equity Fund          15,230        (43,431)        (28,201)
Tax Sensitive Growth Stock Fund     149,378        (73,999)         75,379
Value Income Stock Fund             114,139        (47,204)         66,935

--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2000

7. Capital Share Transactions:

Capital Share Transactions for the funds were as follows (000):



                                                                                                              E-COMMERCE
                                                                  CAPITAL                 CORE                OPPORTUNITY
                                           BALANCED FUND      APPRECIATION FUND        EQUITY FUND               FUND
                                        -------------------  --------------------  --------------------  ---------------------
                                        06/01/00- 06/01/99-  06/01/00-  06/01/99-  06/01/00- 09/30/99*-  06/01/00-  09/30/99*-
                                        11/30/00  05/31/00   11/30/00   05/31/00   11/30/00  05/31/00    11/30/00   05/31/00
                                        --------- ---------  ---------  ---------  --------- ----------  ---------  ----------
  Trust Shares:
    Shares Issued ......................  2,189      7,060      7,395     18,930     6,970     15,465       1,390       8,128
    Shares Issued in Connection with
       Fund Reorganizations ............     --         --         --         --        --         --          --          --
    Shares Issued in Lieu of Cash
       Distributions ...................    195        734      7,825      5,218        --         --          --          --
    Shares Redeemed .................... (2,798)   (10,050)   (18,707)   (66,755)   (1,759)    (1,832)       (791)     (1,422)
                                         ------    -------    -------    -------    ------     ------       -----      ------
  Net Trust Share Transactions .........   (414)    (2,256)    (3,487)   (42,607)    5,211     13,633         599       6,706
                                         ------    -------    -------    -------    ------     ------       -----      ------
  Investor Shares:
    Shares Issued ......................     12        149        236        782        --         --          --          --
    Shares Issued in Connection with
       ESC Merger ......................     --         --         --         --        --         --          --          --
    Shares Issued in Lieu of Cash
       Distributions ...................      7         36      1,767      1,010        --         --          --          --
    Shares Redeemed ....................   (102)      (591)    (1,752)    (5,728)       --         --          --          --
                                         ------    -------    -------    -------    ------     ------       -----      ------
  Net Investor Share Transactions ......    (83)      (406)       251     (3,936)       --         --          --          --
                                         ------    -------    -------    -------    ------     ------       -----      ------
  Flex Shares:
    Shares Issued ......................    454      1,989        451      1,804       122        404         546       1,330
    Shares Issued in Connection with
       ESC Merger ......................     --         --         --         --        --         --          --          --
    Shares Issued in Lieu of Cash
       Distributions ...................     29        180        926        567        --         --          --          --
    Shares Redeemed ....................   (795)    (2,903)    (1,366)    (4,592)      (39)       (11)       (132)        (52)
                                         ------    -------    -------    -------    ------     ------       -----      ------
  Net Flex Share Transactions ..........   (312)      (734)        11     (2,221)       83        393         414       1,278
                                         ------    -------    -------    -------    ------     ------       -----      ------
  Net Change in Capital Shares .........   (809)    (3,396)    (3,225)   (48,764)    5,294     14,026       1,013       7,984
                                         ======    =======    =======    =======    ======     ======       =====      ======


--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

                                                                                       INTERNATIONAL          LIFE VISION
                                             GROWTH AND          INTERNATIONAL          EQUITY INDEX           AGGRESSIVE
                                             INCOME FUND          EQUITY FUND               FUND              GROWTH FUND
                                        --------------------  --------------------  --------------------  --------------------
                                        06/01/00-  06/01/99-  06/01/00-  06/01/99-  06/01/00-  06/01/99-  06/01/00-  06/01/99-
                                        11/30/00   05/31/00   11/30/00   05/31/00   11/30/00   05/31/00   11/30/00   05/31/00
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------


  Trust Shares:
    Shares Issued ......................  10,313     24,090     2,195       5,136     4,506      20,423      481         983
    Shares Issued in Connection with
       Fund Reorganizations ............      --         --        --       1,794        --          --       --          --
    Shares Issued in Lieu of Cash
       Distributions ...................   1,279      2,200     1,829       5,244        --          70        4          81
    Shares Redeemed ....................  (9,888)    (8,699)   (6,157)    (32,574)   (5,422)     (2,401)    (437)     (1,132)
                                          ------     ------    ------     -------    ------      ------     ----      ------
  Net Trust Share Transactions .........   1,704     17,591    (2,133)    (20,400)     (916)     18,092       48         (68)
                                          ------     ------    ------     -------    ------      ------     ----      ------
  Investor Shares:
    Shares Issued ......................     189      1,108       472          91       290         211       --          --
    Shares Issued in Connection with
       ESC Merger ......................      --        502        --         103        --          --       --          --
    Shares Issued in Lieu of Cash
       Distributions ...................      71        159        70         135        --           3       --          --
    Shares Redeemed ....................    (264)    (1,321)     (650)       (585)     (351)       (302)      --          --
                                          ------     ------    ------     -------    ------      ------     ----      ------
  Net Investor Share Transactions ......      (4)       448      (108)       (256)      (61)        (88)      --          --
                                          ------     ------    ------     -------    ------      ------     ----      ------
  Flex Shares:
    Shares Issued ......................     560      2,436        66         165        87         363       --          --
    Shares Issued in Connection with
       ESC Merger ......................      --         97        --          57        --          --       --          --
    Shares Issued in Lieu of Cash
       Distributions ...................     106        182        80         163        --           1       --          --
    Shares Redeemed ....................    (525)      (867)     (221)       (839)      (36)        (63)      --          --
                                          ------     ------    ------     -------    ------      ------     ----      ------
  Net Flex Share Transactions ..........     141      1,848       (75)       (454)       51         301       --          --
                                          ------     ------    ------     -------    ------      ------     ----      ------
  Net Change in Capital Shares .........   1,841     19,887    (2,316)    (21,110)     (926)     18,305       48         (68)
                                          ======     ======    ======     =======    ======      ======     ====      ======


                                                                    LIFE VISION            LIFE VISION
                                                               GROWTH AND INCOME FUND  MODERATE GROWTH FUND
                                                               ----------------------  --------------------
                                                               06/01/00-    06/01/99-  06/01/00-  06/01/99-
                                                               11/30/00     05/31/00   11/30/00   05/31/00
                                                               ---------    ---------  ---------  ---------
  Trust Shares:
    Shares Issued ............................................   1,394        1,802      4,380       3,097
    Shares Issued in Connection with Fund Reorganizations ....      --           --         --          --
    Shares Issued in Lieu of Cash Distributions ..............      29           90         82         491
    Shares Redeemed ..........................................    (521)      (1,113)    (2,981)     (5,194)
                                                                 -----       ------     ------      ------
  Net Trust Share Transactions ...............................     902          779      1,481      (1,606)
                                                                 -----       ------     ------      ------
  Investor Shares:
    Shares Issued ............................................      --           --         --          --
    Shares Issued in Connection with Fund Reorganizations ....      --           --         --          --
    Shares Issued in Connection with ESC Merger ..............      --           --         --          --
    Shares Issued in Lieu of Cash Distributions ..............      --           --         --          --
    Shares Redeemed ..........................................      --           --         --          --
                                                                 -----       ------     ------      ------
  Net Investor Share Transactions ............................      --           --         --          --
                                                                 -----       ------     ------      ------
  Flex Shares:
    Shares Issued ............................................      --           --         --          --
    Shares Issued in Connection with Fund Reorganizations ....      --           --         --          --
    Shares Issued in Connection with ESC Merger ..............      --           --         --          --
    Shares Issued in Lieu of Cash Distributions ..............      --           --         --          --
    Shares Redeemed ..........................................      --           --         --          --
                                                                 -----       ------     ------      ------
  Net Flex Share Transactions ................................      --           --         --          --
                                                                 -----       ------     ------      ------
    Net Change in Capital Shares .............................     902          779      1,481      (1,606)
                                                                 =====       ======     ======      ======

*Commencement of operations.
Amounts designated as "--" are either $0 or have been rounded to $0.


    MID-CAP EQUITY       SMALL CAP GROWTH      SMALL CAP VALUE        TAX SENSITIVE          VALUE INCOME
         FUND               STOCK FUND           EQUITY FUND        GROWTH STOCK FUND         STOCK FUND
 --------------------  --------------------  --------------------  --------------------  --------------------
 06/01/00-  06/01/99-  06/01/00-  06/01/99-  06/01/00-  06/01/99-  06/01/00-  06/01/99-  06/01/00-  06/01/99-
 11/30/00   05/31/00   11/30/00   05/31/00   11/30/00   05/31/00   11/30/00   05/31/00   11/30/00   05/31/00
 ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------

    4,978     11,917     3,646      11,362      1,908     10,968     2,451      16,874      6,043     32,686
       --         --        --       5,705         --         --        --          --         --         --
    1,943      1,197       764         127        150        294        --          --        779     12,665
   (6,171)   (18,496)   (2,708)     (4,061)    (4,113)   (19,166)   (3,076)     (2,879)   (28,646)   (80,311)
   ------    -------    ------      ------     ------    -------    ------      ------    -------    -------
      750     (5,382)    1,702      13,133     (2,055)    (7,904)     (625)     13,995    (21,824)   (34,960)
   ------    -------    ------      ------     ------    -------    ------      ------    -------    -------

       67        108       111         127         --         --        --          --        123        596
       --         --        --         758         --         --        --          --         --         --
       --         --        --       1,677         --         --        --          --         --         --
      156         98        62          --         --         --        --          --         76      1,463
     (124)      (695)     (563)       (390)        --         --        --          --     (2,130)    (7,163)
   ------    -------    ------      ------     ------    -------    ------      ------    -------    -------
       99       (489)     (390)      2,172         --         --        --          --     (1,931)    (5,104)
   ------    -------    ------      ------     ------    -------    ------      ------    -------    -------

      262        273       257         261         41        194     1,646       7,452        103      1,626
       --         --        --         170         --         --        --          --         --         --
       --         --        --         712         --         --        --          --         --         --
      160         89        47           5          2          1        --          --         34      1,198
     (263)      (567)     (188)       (288)      (236)    (1,266)   (1,003)     (1,094)    (2,319)    (7,736)
   ------    -------    ------      ------     ------    -------    ------      ------    -------    -------
      159       (205)      116         860       (193)    (1,071)      643       6,358     (2,182)    (4,912)
   ------    -------    ------      ------     ------    -------    ------      ------    -------    -------
    1,008     (6,076)    1,428      16,165     (2,248)    (8,975)       18      20,353    (25,937)   (44,976)
   ======    =======    ======      ======     ======    =======    ======      ======    =======    =======


60 & 61

--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2000

8. Concentration of Credit Risk:

The E-Commerce Opportunity Fund invests a substantial portion of its assets in securities in the technology industry. Therefore, it may be more affected by economic and political developments in that industry than would be comparable general equity fund.

Each International Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

9. Fund Reorganizations:

On December 10, 1999 the Small Cap Growth Stock Fund and the International Equity Fund acquired all of the assets of the Sunbelt Equity Fund and Emerging Markets Equity Fund, respectively, pursuant to the plan of reorganization approved by Sunbelt Equity Fund and Emerging Markets Equity Fund on December 10, 1999. The following table summarizes certain relevant information of these funds prior to and immediately after the business combination on December 10, 1999 and is unaudited.

                                          SHARES
                                        OUTSTANDING       UNREALIZED
                                         ON MERGER       APPRECIATION
STI CLASSIC FUNDS                          DATE         (DEPRECIATION)
-----------------                       -----------     --------------
 Emerging Markets Equity
   Trust Shares .....................    2,393,361       $    55,572*
 Sunbelt Equity
   Trust Shares .....................    9,176,663        25,562,904
   Investor Shares ..................    1,261,749         1,907,642
   Flex Shares ......................      287,227        (1,283,351)


                                      SHARES ISSUED      NET ASSETS        NAV
                                       IN BUSINESS         AFTER           PER
STI CLASSIC FUNDS                      COMBINATION      COMBINATION       SHARE
-----------------                     -------------    -------------     -------
 International Equity (1)
   Trust Shares .....................   1,794,029       $575,635,094      $12.22
 Small Cap Growth Stock (1)
   Trust Shares .....................   5,705,132        305,649,316       16.46
   Investor Shares ..................     758,425         12,481,372       16.46
   Flex Shares ......................     170,464          9,892,809       16.26


  * Includes unrealized gain on investments and unrealized loss on foreign currency
(1) Represents the accounting survivor in this business combination.


10. ESC Strategic Funds Merger:

The Board of Directors and shareholders of the ESC Funds approved a reorganization of the ESC Funds into STI Classic Funds which took place at the close of business on March 24, 2000. The following table summarizes certain relevant information of the Funds prior to and immediately after the business combinations on March 24, 2000 and is unaudited.

                                          SHARES
                                        OUTSTANDING       UNREALIZED
                                         ON MERGER       APPRECIATION
ESC FUNDS                                  DATE         (DEPRECIATION)
---------                               -----------     --------------
 Appreciation Fund
   Class A ..........................      870,690        $ 2,501,314
   Class D ..........................      175,438         (1,297,012)

 Small Cap Fund
   Class A ..........................    1,275,432          6,276,446
   Class D ..........................      480,442          2,865,501

 Small Cap II Fund
   Class A ..........................      500,936          2,188,506
   Class D ..........................      317,826          1,262,314

 International Equity
   Class A ..........................      170,094            315,475*
   Class D ..........................       96,927            (22,816)*


                                      SHARES ISSUED      NET ASSETS        NAV
                                       IN BUSINESS         AFTER           PER
STI CLASSIC FUNDS                      CONNECTION       COMBINATION       SHARE
-----------------                     -------------    -------------     -------
 Growth and Income Fund(1)
   Investor Shares ..................     502,426       $50,200,825       $15.90
   Flex Shares ......................      97,459        62,797,756        15.76

 Small Cap Growth Stock Fund(1)
   Investor Shares ..................   1,335,449        47,582,016        20.55
   Flex Shares ......................     495,872        27,591,623        20.27

 Small Cap Growth Stock Fund(1)
   Investor Shares ..................     341,148        47,582,016        20.55
   Flex Shares ......................     216,285        27,591,623        20.27

 International Equity(1)
   Investor Shares ..................     103,172        11,187,283        12.04
   Flex Shares ......................      57,124        12,018,530        11.65


  * Includes unrealized gain on investments and unrealized loss on foreign currency
(1) Represents the accounting survivor in this business combination.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

11.  Shareholder Voting Results:
There was a special meeting of shareholders held on October 27, 2000 and continued on November 10, 2000, at which the shareholders of the Funds were asked to consider several proposals. The following were the results of the vote by proposal:

PROPOSAL 1: TO CONSIDER AND ACT UPON A PROPOSAL TO ELECT MEMBERS TO THE BOARD OF TRUSTEES OF EACH TRUST.

1. Approval of the election of Thomas Gallagher.

                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                9,384,024,469          99.76%           69.87%
Withheld              22,376,293           0.24%            0.16%
                 ---------------    ------------      -----------
                   9,406,400,762         100.00%           70.03%

2. Approval of the election of James O. Robbins.

                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                9,384,046,726          99.76%           69.87%
Withheld              22,354,036           0.24%            0.16%
                 ---------------    ------------      -----------
                   9,406,400,762         100.00%           70.03%

3. Approval of the election of F. Wendell Gooch.

                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                9,384,006,466          99.76%           69.87%
Withheld              22,394,296           0.24%            0.16%
                 ---------------    ------------      -----------
                   9,406,400,762         100.00%           70.03%

4. Approval of the election of Wilton Looney.

                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                9,379,720,005          99.72%           69.84%
Withheld              26,680,757           0.28%            0.20%
                 ---------------    ------------      -----------
                   9,406,400,762         100.00%           70.04%

5. Approval of the election of Jonathan T. Walton.

                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                9,379,944,586          99.72%           69.84%
Withheld              26,456,176           0.28%            0.19%
                 ---------------    ------------      -----------
                   9,406,400,762         100.00%           70.03%


PROPOSAL 2: TO APPROVE THE ADOPTION OF STANDARDIZED INVESTMENT POLICIES BY REVISING OR ELIMINATING CERTAIN OF THE TRUST'S CURRENT FUNDAMENTAL INVESTMENT
POLICIES:

2.1. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING DIVERSIFICATION.

BALANCED FUND
                  Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   11,897,300          95.32%           53.98%
Against                   27,091           0.21%            0.12%
Abstain                  552,037           4.42%            2.50%
Broker Non-Vote            4,534           0.03%            0.02%
                 ---------------    ------------      -----------
                      12,480,962         100.00%           56.63%

CAPITAL APPRECIATION FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   52,600,722          81.88%           59.18%
Against                   95,013           0.14%            0.10%
Abstain                   97,905           0.15%            0.11%
Broker Non-Vote       11,446,624          17.81%           12.88%
                 ---------------    ------------      -----------
                      64,240,264         100.00%           72.28%

CORE EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   14,303,622          97.32%           90.07%
Against                   12,654           0.08%            0.07%
Abstain                   54,758           0.37%            0.34%
Broker Non-Vote          325,241           2.21%            2.04%
                 ---------------    ------------      -----------
                      14,696,275         100.00%           92.54%

E-COMMERCE OPPORTUNITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    6,802,084          85.71%           81.80%
Against                    3,703           0.04%            0.04%
Abstain                    8,499           0.10%            0.10%
Broker Non-Vote        1,121,454          14.13%           13.48%
                 ---------------    ------------      -----------
                       7,935,740         100.00%           95.44%

GROWTH AND INCOME FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   52,709,394          90.94%           83.15%
Against                   63,336           0.10%            0.09%
Abstain                  160,661           0.27%            0.25%
Broker Non-Vote        5,023,758           8.66%            7.92%
                 ---------------    ------------      -----------
                      57,957,149         100.00%           91.43%

INTERNATIONAL EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   20,053,602          94.53%           86.24%
Against                   11,946           0.05%            0.05%
Abstain                    5,392           0.02%            0.02%
Broker Non-Vote        1,141,808           5.38%            4.91%
                 ---------------    ------------      -----------
                      21,212,748         100.00%           91.22%

INTERNATIONAL EQUITY INDEX FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   23,953,885          97.52%           93.64%
Against                    2,516           0.01%              --%
Abstain                   46,068           0.18%            0.18%
Broker Non-Vote          558,262           2.27%            2.18%
                 ---------------    ------------      -----------
                      24,560,731         100.00%           96.01%

LIFE VISION AGGRESSIVE GROWTH FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                      884,474          97.25%           54.43%
Against                   25,003           2.74%            1.53%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                         909,477         100.00%           55.97%

--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2000


LIFE VISION GROWTH AND INCOME FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    1,734,886          99.06%           52.34%
Against                   16,362           0.93%            0.49%
Abstain                       --             --               --
Broker Non-Vote               --             --               --
                 ---------------    ------------      -----------
                       1,751,248         100.00%           52.83%

LIFE VISION MODERATE GROWTH FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    3,647,377          97.68%           57.92%
Against                   86,461           2.31%            1.37%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                       3,733,838         100.00%           59.29%

MID-CAP EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   13,012,726          99.84%           81.08%
Against                    3,649           0.02%            0.02%
Abstain                    9,370           0.07%            0.05%
Broker Non-Vote            7,055           0.05%            0.04%
                 ---------------    ------------      -----------
                      13,032,800         100.00%           81.21%

SMALL CAP GROWTH STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   21,777,608          91.83%           80.74%
Against                  134,868           0.56%            0.50%
Abstain                   52,558           0.22%            0.19%
Broker Non-Vote        1,748,166           7.37%            6.48%
                 ---------------    ------------      -----------
                      23,713,200         100.00%           87.91%

SMALL CAP VALUE EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   19,549,143          95.91%           88.37%
Against                    7,318           0.03%            0.03%
Abstain                  136,382           0.66%            0.61%
Broker Non-Vote          688,961           3.38%            3.11%
                 ---------------    ------------      -----------
                      20,381,804         100.00%           92.13%

TAX SENSITIVE GROWTH STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   21,413,093          73.73%           70.30%
Against                   54,263           0.18%            0.17%
Abstain                   71,733           0.24%            0.23%
Broker Non-Vote        7,500,907          25.82%           24.62%
                 ---------------    ------------      -----------
                      29,039,996         100.00%           95.34%

VALUE INCOME STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   65,494,948          85.77%           69.59%
Against                   92,716           0.12%            0.09%
Abstain                1,037,183           1.35%            1.10%
Broker Non-Vote        9,732,149          12.74%           10.34%
                 ---------------    ------------      -----------
                      76,356,996         100.00%           81.13%

2.2. TO ELIMINATE THE POLICIES CONCERNING INVESTING FOR CONTROL.

BALANCED FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   11,873,812          95.13%           53.88%
Against                   43,613           0.34%            0.19%
Abstain                  559,003           4.47%            2.53%
Broker Non-Vote            4,534           0.03%            0.02%
                 ---------------    ------------      -----------
                      12,480,962         100.00%           56.63%

CAPITAL APPRECIATION FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   52,401,178          81.57%           58.96%
Against                  264,410           0.41%            0.29%
Abstain                  128,052           0.19%            0.14%
Broker Non-Vote       11,446,624          17.81%           12.88%
                 ---------------    ------------      -----------
                      64,240,264         100.00%           72.28%

CORE EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   14,299,213          97.29%           90.04%
Against                   16,660           0.11%            0.10%
Abstain                   55,161           0.37%            0.34%
Broker Non-Vote          325,241           2.21%            2.04%
                 ---------------    ------------      -----------
                      14,696,275         100.00%           92.54%

E-COMMERCE OPPORTUNITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    6,797,701          85.65%           81.75%
Against                    7,969           0.10%            0.09%
Abstain                    8,616           0.10%            0.10%
Broker Non-Vote        1,121,454          14.13%           13.48%
                 ---------------    ------------      -----------
                       7,935,740         100.00%           95.44%

GROWTH AND INCOME FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   52,598,906          90.75%           82.98%
Against                  171,946           0.29%            0.27%
Abstain                  162,539           0.28%            0.25%
Broker Non-Vote        5,023,758           8.66%            7.92%
                 ---------------    ------------      -----------
                      57,957,149         100.00%           91.43%

INTERNATIONAL EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   20,036,641          94.45%           86.16%
Against                   25,150           0.11%            0.10%
Abstain                    9,149           0.04%            0.03%
Broker Non-Vote        1,141,808           5.38%            4.91%
                 ---------------    ------------      -----------
                      21,212,748         100.00%           91.22%

INTERNATIONAL EQUITY INDEX FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   23,943,746          97.48%           93.60%
Against                    4,728           0.01%            0.01%
Abstain                   53,995           0.21%            0.21%
Broker Non-Vote          558,262           2.27%            2.18%
                 ---------------    ------------      -----------
                      24,560,731         100.00%           96.01%

LIFE VISION AGGRESSIVE GROWTH FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                      872,514          95.93%           53.69%
Against                   36,963           4.06%            2.27%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                         909,477         100.00%           55.97%

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

LIFE VISION GROWTH AND INCOME FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    1,734,886          99.06%           52.34%
Against                   16,362           0.93%            0.49%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                       1,751,248         100.00%           52.83%

LIFE VISION MODERATE GROWTH FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    3,520,000          94.27%           55.90%
Against                  213,838           5.72%            3.39%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                       3,733,838         100.00%           59.29%

MID-CAP EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   13,002,194          99.76%           81.02%
Against                   14,181           0.10%            0.08%
Abstain                    9,370           0.07%            0.05%
Broker Non-Vote            7,055           0.05%            0.04%
                 ---------------    ------------      -----------
                      13,032,800         100.00%           81.21%

SMALL CAP GROWTH STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   21,753,337          91.73%           80.65%
Against                  152,020           0.64%            0.56%
Abstain                   59,676           0.25%            0.22%
Broker Non-Vote        1,748,166           7.37%            6.48%
                 ---------------    ------------      -----------
                      23,713,200         100.00%           87.91%

SMALL CAP VALUE EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   19,539,776          95.86%           88.32%
Against                   16,165           0.07%            0.07%
Abstain                  136,902           0.67%            0.61%
Broker Non-Vote          688,961           3.38%            3.11%
                 ---------------    ------------      -----------
                      20,381,804         100.00%           92.13%

TAX SENSITIVE GROWTH STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   21,390,482          73.65%           70.22%
Against                   71,792           0.24%            0.23%
Abstain                   76,815           0.26%            0.25%
Broker Non-Vote        7,500,907          25.82%           24.62%
                 ---------------    ------------      -----------
                      29,039,996         100.00%           95.34%

VALUE INCOME STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   65,422,533          85.67%           69.51%
Against                  174,126           0.22%            0.18%
Abstain                1,028,187           1.34%            1.09%
Broker Non-Vote        9,732,150          12.74%           10.34%
                 ---------------    ------------      -----------
                      76,356,996         100.00%           81.13%


2.3. TO REVISE THE FUNDAMENTAL INVESTMENT POLICY CONCERNING BORROWING.

BALANCED FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   11,879,688          95.18%           53.90%
Against                   36,453           0.29%            0.16%
Abstain                  560,287           4.48%            2.54%
Broker Non-Vote            4,534           0.03%            0.02%
                 ---------------    ------------      -----------
                      12,480,962         100.00%           56.63%

CAPITAL APPRECIATION FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   52,416,126          81.59%           58.98%
Against                  254,396           0.39%            0.28%
Abstain                  123,118           0.19%            0.13%
Broker Non-Vote       11,446,624          17.81%           12.88%
                 ---------------    ------------      -----------
                      64,240,264         100.00%           72.28%

CORE EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   14,298,703          97.29%           90.04%
Against                   15,996           0.10%            0.10%
Abstain                   56,335           0.38%            0.35%
Broker Non-Vote          325,241           2.21%            2.04%
                 ---------------    ------------      -----------
                      14,696,275         100.00%           92.54%

E-COMMERCE OPPORTUNITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    6,800,343          85.69%           81.78%
Against                    5,162           0.06%            0.06%
Abstain                    8,781           0.11%            0.10%
Broker Non-Vote        1,121,454          14.13%           13.48%
                 ---------------    ------------      -----------
                       7,935,740         100.00%           95.44%

GROWTH AND INCOME FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   52,610,972          90.77%           82.99%
Against                  161,500           0.27%            0.25%
Abstain                  160,919           0.27%            0.25%
Broker Non-Vote        5,023,758           8.66%            7.92%
                 ---------------    ------------      -----------
                      57,957,149         100.00%           91.43%

INTERNATIONAL EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   20,034,476          94.44%           86.16%
Against                   28,140           0.13%            0.12%
Abstain                    8,324           0.03%            0.03%
Broker Non-Vote        1,141,808           5.38%            4.91%
                 ---------------    ------------      -----------
                      21,212,748         100.00%           91.22%

INTERNATIONAL EQUITY INDEX FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   23,935,147          97.45%           93.57%
Against                    9,625           0.03%            0.03%
Abstain                   57,697           0.23%            0.22%
Broker Non-Vote          558,262           2.27%            2.18%
                 ---------------    ------------      -----------
                      24,560,731         100.00%           96.01%

LIFE VISION AGGRESSIVE GROWTH FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                      884,474          97.25%           54.43%
Against                   25,003           2.74%            1.53%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                         909,477         100.00%           55.97%

--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2000


LIFE VISION GROWTH AND INCOME FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    1,734,886          99.06%           52.34%
Against                   16,362           0.93%            0.49%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                       1,751,248         100.00%           52.83%

LIFE VISION MODERATE GROWTH FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    3,534,058          94.64%           56.12%
Against                  199,780           5.35%            3.17%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                       3,733,838         100.00%           59.29%

MID-CAP EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   13,005,673          99.79%           81.04%
Against                   10,702           0.08%            0.06%
Abstain                    9,370           0.07%            0.05%
Broker Non-Vote            7,055           0.05%            0.04%
                 ---------------    ------------      -----------
                      13,032,800         100.00%           81.21%

SMALL CAP GROWTH STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   21,763,294          91.77%           80.69%
Against                  144,001           0.60%            0.53%
Abstain                   57,739           0.24%            0.21%
Broker Non-Vote        1,748,166           7.37%            6.48%
                 ---------------    ------------      -----------
                      23,713,200         100.00%           87.91%

SMALL CAP VALUE EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   19,530,679          95.82%           88.28%
Against                   26,139           0.12%            0.11%
Abstain                  136,025           0.66%            0.61%
Broker Non-Vote          688,961           3.38%            3.11%
                 ---------------    ------------      -----------
                      20,381,804         100.00%           92.13%

TAX SENSITIVE GROWTH STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   21,382,069          73.62%           70.19%
Against                   78,378           0.26%            0.25%
Abstain                   78,642           0.27%            0.25%
Broker Non-Vote        7,500,907          25.82%           24.62%
                 ---------------    ------------      -----------
                      29,039,996         100.00%           95.34%

VALUE INCOME STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   65,421,552          85.67%           69.51%
Against                  177,215           0.23%            0.18%
Abstain                1,026,080           1.34%            1.09%
Broker Non-Vote        9,732,149          12.74%           10.34%
                 ---------------    ------------      -----------
                      76,356,996         100.00%           81.13%

2.4. TO ELIMINATE THE FUNDAMENTAL POLICIES CONCERNING PLEDGING, MORTGAGING OR HYPOTHECATING ASSETS.

BALANCED FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   11,876,577          95.15%           53.89%
Against                   32,458           0.26%            0.14%
Abstain                  567,393           4.54%            2.57%
Broker Non-Vote            4,534           0.03%            0.02%
                 ---------------    ------------      -----------
                      12,480,962         100.00%           56.63%

CAPITAL APPRECIATION FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   52,360,176          81.50%           58.91%
Against                  253,244           0.39%            0.28%
Abstain                  180,220           0.28%            0.20%
Broker Non-Vote       11,446,624          17.81%           12.88%
                 ---------------    ------------      -----------
                      64,240,264         100.00%           72.28%

CORE EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   14,298,960          97.29%           90.04%
Against                   15,697           0.10%            0.09%
Abstain                   56,377           0.38%            0.35%
Broker Non-Vote          325,241           2.21%            2.04%
                 ---------------    ------------      -----------
                      14,696,275         100.00%           92.54%

E-COMMERCE OPPORTUNITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    6,796,720          85.64%           81.74%
Against                    7,298           0.09%            0.08%
Abstain                   10,268           0.12%            0.12%
Broker Non-Vote        1,121,454          14.13%           13.48%
                 ---------------    ------------      -----------
                       7,935,740         100.00%           95.44%

GROWTH AND INCOME FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   52,564,674          90.69%           82.92%
Against                  199,604           0.34%            0.31%
Abstain                  169,113           0.29%            0.26%
Broker Non-Vote        5,023,758           8.66%            7.92%
                 ---------------    ------------      -----------
                      57,957,149         100.00%           91.43%

INTERNATIONAL EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   20,040,767          94.47%           86.18%
Against                   19,146           0.09%            0.08%
Abstain                   11,027           0.05%            0.04%
Broker Non-Vote        1,141,808           5.38%            4.91%
                 ---------------    ------------      -----------
                      21,212,748         100.00%           91.22%

INTERNATIONAL EQUITY INDEX FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   23,933,363          97.44%           93.56%
Against                    5,437           0.02%            0.02%
Abstain                   63,669           0.25%            0.24%
Broker Non-Vote          558,262           2.27%            2.18%
                 ---------------    ------------      -----------
                      24,560,731         100.00%           96.01%

LIFE VISION AGGRESSIVE GROWTH FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                      884,474          97.25%           54.43%
Against                   25,003           2.74%            1.53%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                         909,477         100.00%           55.97%

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

LIFE VISION GROWTH AND INCOME FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    1,732,725          98.94%           52.28%
Against                   18,523           1.05%            0.55%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                       1,751,248         100.00%           52.83%

LIFE VISION MODERATE GROWTH FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    3,534,058          94.64%           56.12%
Against                  199,780           5.35%            3.17%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                       3,733,838         100.00%           59.29%

MID-CAP EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   12,991,230          99.68%           80.95%
Against                   10,384           0.07%            0.06%
Abstain                   24,131           0.18%            0.15%
Broker Non-Vote            7,055           0.05%            0.04%
                 ---------------    ------------      -----------
                      13,032,800         100.00%           81.21%

SMALL CAP GROWTH STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   21,758,123          91.75%           80.67%
Against                  144,469           0.60%            0.53%
Abstain                   62,441           0.26%            0.23%
Broker Non-Vote        1,748,166           7.37%            6.48%
                 ---------------    ------------      -----------
                      23,713,200         100.00%           87.91%

SMALL CAP VALUE EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   19,545,194          95.89%           88.35%
Against                   10,654           0.05%            0.04%
Abstain                  136,995           0.67%            0.61%
Broker Non-Vote          688,961           3.38%            3.11%
                 ---------------    ------------      -----------
                      20,381,804         100.00%           92.13%

TAX SENSITIVE GROWTH STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   21,374,521          73.60%           70.17%
Against                   81,265           0.27%            0.26%
Abstain                   83,303           0.28%            0.27%
Broker Non-Vote        7,500,907          25.82%           24.62%
                 ---------------    ------------      -----------
                      29,039,996         100.00%           95.34%

VALUE INCOME STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   65,450,449          85.71%           69.54%
Against                  148,367           0.19%            0.15%
Abstain                1,026,031           1.34%            1.09%
Broker Non-Vote        9,732,149          12.74%           10.34%
                 ---------------    ------------      -----------
                      76,356,996         100.00%           81.13%

2.5. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING SECURITIES LENDING.

BALANCED FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   11,895,106          95.30%           53.97%
Against                   28,243           0.22%            0.12%
Abstain                  553,079           4.43%            2.50%
Broker Non-Vote            4,534           0.03%            0.02%
                 ---------------    ------------      -----------
                      12,480,962         100.00%           56.63%

CAPITAL APPRECIATION FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   52,368,412          81.51%           58.92%
Against                  265,958           0.41%            0.29%
Abstain                  159,270           0.24%            0.17%
Broker Non-Vote       11,446,624          17.81%           12.88%
                 ---------------    ------------      -----------
                      64,240,264         100.00%           72.28%

CORE EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   14,300,602          97.30%           90.05%
Against                   15,023           0.10%            0.09%
Abstain                   55,409           0.37%            0.34%
Broker Non-Vote          325,241           2.21%            2.04%
                 ---------------    ------------      -----------
                      14,696,275         100.00%           92.54%

E-COMMERCE OPPORTUNITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    6,802,458          85.71%           81.81%
Against                    3,616           0.04%            0.04%
Abstain                    8,212           0.10%            0.09%
Broker Non-Vote        1,121,454          14.13%           13.48%
                 ---------------    ------------      -----------
                       7,935,740         100.00%           95.44%

GROWTH AND INCOME FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   52,668,047          90.87%           83.08%
Against                   88,951           0.15%            0.14%
Abstain                  176,393           0.30%            0.27%
Broker Non-Vote        5,023,758           8.66%            7.92%
                 ---------------    ------------      -----------
                      57,957,149         100.00%           91.43%

INTERNATIONAL EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   20,041,444          94.47%           86.19%
Against                   18,447           0.08%            0.07%
Abstain                   11,049           0.05%            0.04%
Broker Non-Vote        1,141,808           5.38%            4.91%
                 ---------------    ------------      -----------
                      21,212,748         100.00%           91.22%

INTERNATIONAL EQUITY INDEX FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   23,934,565          97.45%           93.57%
Against                    3,161           0.01%            0.01%
Abstain                   64,743           0.26%            0.25%
Broker Non-Vote          558,262           2.27%            2.18%
                 ---------------    ------------      -----------
                      24,560,731         100.00%           96.01%

LIFE VISION AGGRESSIVE GROWTH FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                      895,588          98.47%           55.11%
Against                   13,889           1.52%            0.85%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                         909,477         100.00%           55.97%

--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2000


LIFE VISION GROWTH AND INCOME FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    1,737,805          99.23%           52.43%
Against                   13,443           0.76%            0.40%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                       1,751,248         100.00%           52.83%

LIFE VISION MODERATE GROWTH FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    3,647,377          97.68%           57.92%
Against                   86,461           2.31%            1.37%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                       3,733,838         100.00%           59.29%

MID-CAP EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   12,992,217          99.68%           80.95%
Against                   23,526           0.18%            0.14%
Abstain                   10,002           0.07%            0.06%
Broker Non-Vote            7,055           0.05%            0.04%
                 ---------------    ------------      -----------
                      13,032,800         100.00%           81.21%

SMALL CAP GROWTH STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   21,764,243          91.78%           80.69%
Against                  145,937           0.61%            0.54%
Abstain                   54,853           0.23%            0.20%
Broker Non-Vote        1,748,166           7.37%            6.48%
                 ---------------    ------------      -----------
                      23,713,200         100.00%           87.91%

SMALL CAP VALUE EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   19,547,548          95.90%           88.36%
Against                    9,068           0.04%            0.04%
Abstain                  136,227           0.66%            0.61%
Broker Non-Vote          688,961           3.38%            3.11%
                 ---------------    ------------      -----------
                      20,381,804         100.00%           92.13%

TAX SENSITIVE GROWTH STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   21,376,199          73.60%           70.18%
Against                   82,558           0.28%            0.27%
Abstain                   80,332           0.27%            0.26%
Broker Non-Vote        7,500,907          25.82%           24.62%
                 ---------------    ------------      -----------
                      29,039,996         100.00%           95.34%

VALUE INCOME STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   65,473,104          85.74%           69.56%
Against                  136,632           0.17%            0.14%
Abstain                1,015,111           1.32%            1.07%
Broker Non-Vote        9,732,149          12.74%           10.34%
                 ---------------    ------------      -----------
                      76,356,996         100.00%           81.13%

2.6. TO ELIMINATE THE FUNDAMENTAL POLICIES CONCERNING INVESTMENT IN OTHER INVESTMENT COMPANIES.

BALANCED FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   11,658,590          93.41%           52.90%
Against                  264,204           2.11%            1.19%
Abstain                  553,634           4.43%            2.51%
Broker Non-Vote            4,534           0.03%            0.02%
                 ---------------    ------------      -----------
                      12,480,962         100.00%           56.63%

CAPITAL APPRECIATION FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   52,473,686          81.68%           59.04%
Against                  208,533           0.32%            0.23%
Abstain                  111,421           0.17%            0.12%
Broker Non-Vote       11,446,624          17.81%           12.88%
                 ---------------    ------------      -----------
                      64,240,264         100.00%           72.28%

CORE EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   14,303,287          97.32%           90.07%
Against                   12,858           0.08%            0.08%
Abstain                   54,889           0.37%            0.34%
Broker Non-Vote          325,241           2.21%            2.04%
                 ---------------    ------------      -----------
                      14,696,275         100.00%           92.54%

E-COMMERCE OPPORTUNITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    6,800,601          85.69%           81.79%
Against                    5,332           0.06%            0.06%
Abstain                    8,353           0.10%            0.10%
Broker Non-Vote        1,121,454          14.13%           13.48%
                 ---------------    ------------      -----------
                       7,935,740         100.00%           95.44%

GROWTH AND INCOME FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   52,669,667          90.87%           83.09%
Against                   98,290           0.16%            0.15%
Abstain                  165,434           0.28%            0.26%
Broker Non-Vote        5,023,758           8.66%            7.92%
                 ---------------    ------------      -----------
                      57,957,149         100.00%           91.43%

INTERNATIONAL EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   20,049,461          94.51%           86.22%
Against                   15,468           0.07%            0.06%
Abstain                    6,011           0.02%            0.02%
Broker Non-Vote        1,141,808           5.38%            4.91%
                 ---------------    ------------      -----------
                      21,212,748         100.00%           91.22%

INTERNATIONAL EQUITY INDEX FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   23,952,359          97.52%           93.64%
Against                    3,028           0.01%            0.01%
Abstain                   47,082           0.19%            0.18%
Broker Non-Vote          558,262           2.27%            2.18%
                 ---------------    ------------      -----------
                      24,560,731         100.00%           96.01%

LIFE VISION AGGRESSIVE GROWTH FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                      872,514          95.93%           53.69%
Against                   36,963           4.06%            2.27%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                         909,477         100.00%           55.97%

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

LIFE VISION GROWTH AND INCOME FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    1,734,886          99.06%           52.34%
Against                   16,362           0.93%            0.49%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                       1,751,248         100.00%           52.83%

LIFE VISION MODERATE GROWTH FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    3,633,319          97.30%           57.70%
Against                  100,519           2.69%            1.59%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                       3,733,838         100.00%           59.29%

MID-CAP EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   13,004,870          99.78%           81.03%
Against                    9,942           0.07%            0.06%
Abstain                   10,933           0.08%            0.06%
Broker Non-Vote            7,055           0.05%            0.04%
                 ---------------    ------------      -----------
                      13,032,800         100.00%           81.21%

SMALL CAP GROWTH STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   21,756,784          91.74%           80.66%
Against                  150,948           0.63%            0.55%
Abstain                   57,301           0.24%            0.21%
Broker Non-Vote        1,748,166           7.37%            6.48%
                 ---------------    ------------      -----------
                      23,713,200         100.00%           87.91%

SMALL CAP VALUE EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   19,546,257          95.90%           88.35%
Against                   10,053           0.04%            0.04%
Abstain                  136,533           0.66%            0.61%
Broker Non-Vote          688,961           3.38%            3.11%
                 ---------------    ------------      -----------
                      20,381,804         100.00%           92.13%

TAX SENSITIVE GROWTH STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   21,390,464          73.65%           70.22%
Against                   71,243           0.24%            0.23%
Abstain                   77,382           0.26%            0.25%
Broker Non-Vote        7,500,907          25.82%           24.62%
                 ---------------    ------------      -----------
                      29,039,996         100.00%           95.34%

VALUE INCOME STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   65,283,600          85.49%           69.36%
Against                  322,278           0.42%            0.34%
Abstain                1,018,969           1.33%            1.08%
Broker Non-Vote        9,732,149          12.74%           10.34%
                 ---------------    ------------      -----------
                      76,356,996         100.00%           81.13%

2.7. TO ELIMINATE THE FUNDAMENTAL POLICIES CONCERNING SHORT SALES.

BALANCED FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   11,632,639          93.20%           52.78%
Against                  280,372           2.24%            1.27%
Abstain                  563,417           4.51%            2.55%
Broker Non-Vote            4,534           0.03%            0.02%
                 ---------------    ------------      -----------
                      12,480,962         100.00%           56.63%

CAPITAL APPRECIATION FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   52,312,815          81.43%           58.86%
Against                  319,919           0.49%            0.35%
Abstain                  160,906           0.25%            0.18%
Broker Non-Vote       11,446,624          17.81%           12.88%
                 ---------------    ------------      -----------
                      64,240,264         100.00%           72.28%

CORE EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   14,302,296          97.31%           90.06%
Against                   13,400           0.09%            0.08%
Abstain                   55,338           0.37%            0.34%
Broker Non-Vote          325,241           2.21%            2.04%
                 ---------------    ------------      -----------
                      14,696,275         100.00%           92.54%

E-COMMERCE OPPORTUNITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    6,793,995          85.61%           81.71%
Against                    8,393           0.10%            0.10%
Abstain                   11,898           0.14%            0.14%
Broker Non-Vote        1,121,454          14.13%           13.48%
                 ---------------    ------------      -----------
                       7,935,740         100.00%           95.44%

GROWTH AND INCOME FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   52,516,453          90.61%           82.85%
Against                  244,947           0.42%            0.38%
Abstain                  171,991           0.29%            0.27%
Broker Non-Vote        5,023,758           8.66%            7.92%
                 ---------------    ------------      -----------
                      57,957,149         100.00%           91.43%

INTERNATIONAL EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   20,042,639          94.48%           86.19%
Against                   21,220           0.10%            0.09%
Abstain                    7,081           0.03%            0.03%
Broker Non-Vote        1,141,808           5.38%            4.91%
                 ---------------    ------------      -----------
                      21,212,748         100.00%           91.22%

INTERNATIONAL EQUITY INDEX FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   23,925,413          97.41%           93.53%
Against                   16,576           0.06%            0.06%
Abstain                   60,480           0.24%            0.23%
Broker Non-Vote          558,262           2.27%            2.18%
                 ---------------    ------------      -----------
                      24,560,731         100.00%           96.01%

LIFE VISION AGGRESSIVE GROWTH FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                      884,474          97.25%           54.43%
Against                   25,003           2.74%            1.53%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                         909,477         100.00%           55.97%

--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2000

LIFE VISION GROWTH AND INCOME FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    1,734,886          99.06%           52.34%
Against                   16,362           0.93%            0.49%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                       1,751,248         100.00%           52.83%

LIFE VISION MODERATE GROWTH FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    3,534,058          94.64%           56.12%
Against                  199,780           5.35%            3.17%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                       3,733,838         100.00%           59.29%

MID-CAP EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   13,004,505          99.78%           81.03%
Against                   10,751           0.08%            0.06%
Abstain                   10,489           0.08%            0.06%
Broker Non-Vote            7,055           0.05%            0.04%
                 ---------------    ------------      -----------
                      13,032,800         100.00%           81.21%

SMALL CAP GROWTH STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   21,746,378          91.70%           80.62%
Against                  159,081           0.67%            0.58%
Abstain                   59,574           0.25%            0.22%
Broker Non-Vote        1,748,166           7.37%            6.48%
                 ---------------    ------------      -----------
                      23,713,200         100.00%           87.91%

SMALL CAP VALUE EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   19,548,490          95.91%           88.36%
Against                    8,216           0.04%            0.03%
Abstain                  136,137           0.66%            0.61%
Broker Non-Vote          688,961           3.38%            3.11%
                 ---------------    ------------      -----------
                      20,381,804         100.00%           92.13%

TAX SENSITIVE GROWTH STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   21,370,545          73.59%           70.16%
Against                   91,172           0.31%            0.29%
Abstain                   77,372           0.26%            0.25%
Broker Non-Vote        7,500,907          25.82%           24.62%
                 ---------------    ------------      -----------
                      29,039,996         100.00%           95.34%

VALUE INCOME STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   65,249,811          85.45%           69.33%
Against                  290,901           0.38%            0.33%
Abstain                1,084,135           1.41%            1.15%
Broker Non-Vote        9,732,149          12.74%           10.34%
                 ---------------    ------------      -----------
                      76,356,996         100.00%           81.13%

2.8. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING INVESTMENT IN REAL ESTATE.

BALANCED FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   11,893,877          95.29%           53.97%
Against                   22,890           0.18%            0.10%
Abstain                  559,661           4.48%            2.53%
Broker Non-Vote            4,534           0.03%            0.02%
                 ---------------    ------------      -----------
                      12,480,962         100.00%           56.63%

CAPITAL APPRECIATION FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   52,515,284          81.74%           59.09%
Against                  181,897           0.28%            0.20%
Abstain                   96,459           0.15%            0.10%
Broker Non-Vote       11,446,624          17.81%           12.88%
                 ---------------    ------------      -----------
                      64,240,264         100.00%           72.28%

CORE EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   14,305,027          97.33%           90.08%
Against                   11,011           0.07%            0.06%
Abstain                   54,996           0.37%            0.34%
Broker Non-Vote          325,241           2.21%            2.04%
                 ---------------    ------------      -----------
                      14,696,275         100.00%           92.54%

E-COMMERCE OPPORTUNITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    6,800,953          85.70%           81.79%
Against                    2,701           0.03%            0.03%
Abstain                   10,632           0.13%            0.12%
Broker Non-Vote        1,121,454          14.13%           13.48%
                 ---------------    ------------      -----------
                       7,935,740         100.00%           95.44%

GROWTH AND INCOME FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   52,679,660          90.89%           83.10%
Against                   81,618           0.14%            0.12%
Abstain                  172,113           0.29%            0.27%
Broker Non-Vote        5,023,758           8.66%            7.92%
                 ---------------    ------------      -----------
                      57,957,149         100.00%           91.43%

INTERNATIONAL EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   20,050,132          94.51%           86.22%
Against                   15,605           0.07%            0.06%
Abstain                    5,203           0.02%            0.02%
Broker Non-Vote        1,141,808           5.38%            4.91%
                 ---------------    ------------      -----------
                      21,212,748         100.00%           91.22%

INTERNATIONAL EQUITY INDEX FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   23,947,395          97.50%           93.62%
Against                    5,405           0.02%            0.02%
Abstain                   49,669           0.20%            0.19%
Broker Non-Vote          558,262           2.27%            2.18%
                 ---------------    ------------      -----------
                      24,560,731         100.00%           96.01%

LIFE VISION AGGRESSIVE GROWTH FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                      883,628          97.15%           54.38%
Against                   25,849           2.84%            1.59%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                         909,477         100.00%           55.97%

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

LIFE VISION GROWTH AND INCOME FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    1,739,966          99.35%           52.49%
Against                   11,282           0.64%            0.34%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                       1,751,248         100.00%           52.83%

LIFE VISION MODERATE GROWTH FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    3,633,319          97.30%           57.70%
Against                  100,519           2.69%            1.59%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                       3,733,838         100.00%           59.29%

MID-CAP EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   13,004,405          99.78%           81.03%
Against                   10,874           0.08%            0.06%
Abstain                   10,466           0.08%            0.06%
Broker Non-Vote            7,055           0.05%            0.04%
                 ---------------    ------------      -----------
                      13,032,800         100.00%           81.21%

SMALL CAP GROWTH STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   21,772,606          91.81%           80.72%
Against                  144,606           0.60%            0.53%
Abstain                   47,821           0.20%            0.17%
Broker Non-Vote        1,748,166           7.37%            6.48%
                 ---------------    ------------      -----------
                      23,713,200         100.00%           87.91%

SMALL CAP VALUE EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   19,549,579          95.91%           88.37%
Against                    7,091           0.03%            0.03%
Abstain                  136,173           0.66%            0.61%
Broker Non-Vote          688,961           3.38%            3.11%
                 ---------------    ------------      -----------
                      20,381,804         100.00%           92.13%

TAX SENSITIVE GROWTH STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   21,404,790          73.70%           70.27%
Against                   60,130           0.20%            0.19%
Abstain                   74,169           0.25%            0.24%
Broker Non-Vote        7,500,907          25.82%           24.62%
                 ---------------    ------------      -----------
                      29,039,996         100.00%           95.34%

VALUE INCOME STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   65,493,678          85.77%           69.59%
Against                  115,354           0.15%            0.12%
Abstain                1,015,815           1.33%            1.07%
Broker Non-Vote        9,732,149          12.74%           10.34%
                 ---------------    ------------      -----------
                      76,356,996         100.00%           81.13%

2.9. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING UNDERWRITING OF SECURITIES.

BALANCED FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   11,888,198          95.25%           53.94%
Against                   26,434           0.21%            0.11%
Abstain                  561,796           4.50%            2.54%
Broker Non-Vote            4,534           0.03%            0.02%
                 ---------------    ------------      -----------
                      12,480,962         100.00%           56.63%

CAPITAL APPRECIATION FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   52,468,213          81.67%           59.04%
Against                  198,592           0.30%            0.22%
Abstain                  126,835           0.19%            0.14%
Broker Non-Vote       11,446,624          17.81%           12.88%
                 ---------------    ------------      -----------
                      64,240,264         100.00%           72.28%

CORE EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   14,302,324          97.31%           90.06%
Against                   11,630           0.07%            0.07%
Abstain                   57,080           0.38%            0.35%
Broker Non-Vote          325,241           2.21%            2.04%
                 ---------------    ------------      -----------
                      14,696,275         100.00%           92.54%

E-COMMERCE OPPORTUNITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    6,799,754          85.68%           81.78%
Against                    3,873           0.04%            0.04%
Abstain                   10,659           0.13%            0.12%
Broker Non-Vote        1,121,454          14.13%           13.48%
                 ---------------    ------------      -----------
                       7,935,740         100.00%           95.44%

GROWTH AND INCOME FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   52,596,385          90.75%           82.97%
Against                  163,880           0.28%            0.25%
Abstain                  173,126           0.29%            0.27%
Broker Non-Vote        5,023,758           8.66%            7.92%
                 ---------------    ------------      -----------
                      57,957,149         100.00%           91.43%

INTERNATIONAL EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   20,046,553          94.50%           86.21%
Against                   19,070           0.08%            0.08%
Abstain                    5,317           0.02%            0.02%
Broker Non-Vote        1,141,808           5.38%            4.91%
                 ---------------    ------------      -----------
                      21,212,748         100.00%           91.22%

INTERNATIONAL EQUITY INDEX FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   23,938,137          97.46%           93.58%
Against                    5,405           0.02%            0.02%
Abstain                   58,927           0.23%            0.23%
Broker Non-Vote          558,262           2.27%            2.18%
                 ---------------    ------------      -----------
                      24,560,731         100.00%           96.01%

LIFE VISION AGGRESSIVE GROWTH FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                      883,628          97.15%           54.38%
Against                   25,849           2.84%            1.59%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                         909,477         100.00%           55.97%

--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2000

LIFE VISION GROWTH AND INCOME FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    1,737,805          99.23%           52.43%
Against                   13,443           0.76%            0.40%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                       1,751,248         100.00%           52.83%

LIFE VISION MODERATE GROWTH FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    3,520,000          94.27%           55.90%
Against                  213,838           5.72%            3.39%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                       3,733,838         100.00%           59.29%

MID-CAP EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   13,006,110          99.79%           81.04%
Against                    9,737           0.07%            0.06%
Abstain                    9,898           0.07%            0.06%
Broker Non-Vote            7,055           0.05%            0.04%
                 ---------------    ------------      -----------
                      13,032,800         100.00%           81.21%

SMALL CAP GROWTH STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   21,767,828          91.79%           80.70%
Against                  144,282           0.60%            0.53%
Abstain                   52,924           0.22%            0.19%
Broker Non-Vote        1,748,166           7.37%            6.48%
                 ---------------    ------------      -----------
                      23,713,200         100.00%           87.91%

SMALL CAP VALUE EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   19,549,176          95.91%           88.37%
Against                    7,592           0.03%            0.03%
Abstain                  136,075           0.66%            0.61%
Broker Non-Vote          688,961           3.38%            3.11%
                 ---------------    ------------      -----------
                      20,381,804         100.00%           92.13%

TAX SENSITIVE GROWTH STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   21,395,937          73.67%           70.24%
Against                   65,608           0.22%            0.21%
Abstain                   77,544           0.26%            0.25%
Broker Non-Vote        7,500,907          25.82%           24.62%
                 ---------------    ------------      -----------
                      29,039,996         100.00%           95.34%

VALUE INCOME STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   65,487,625          85.76%           69.58%
Against                  105,530           0.13%            0.11%
Abstain                1,031,692           1.35%            1.09%
Broker Non-Vote        9,732,149          12.74%           10.34%
                 ---------------    ------------      -----------
                      76,356,996         100.00%           81.13%

2.10. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING PURCHASE OF COMMODITIES.

BALANCED FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   11,880,089          95.18%           53.91%
Against                   40,794           0.32%            0.18%
Abstain                  555,545           4.45%            2.52%
Broker Non-Vote            4,534           0.03%            0.02%
                 ---------------    ------------      -----------
                      12,480,962         100.00%           56.63%

CAPITAL APPRECIATION FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   52,334,476          81.46%           58.88%
Against                  314,598           0.48%            0.35%
Abstain                  144,566           0.22%            0.16%
Broker Non-Vote       11,446,624          17.81%           12.88%
                 ---------------    ------------      -----------
                      64,240,264         100.00%           72.28%

CORE EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   14,305,267          97.33%           90.08%
Against                   11,510           0.07%            0.07%
Abstain                   54,257           0.36%            0.34%
Broker Non-Vote          325,241           2.21%            2.04%
                 ---------------    ------------      -----------
                      14,696,275         100.00%           92.54%

E-COMMERCE OPPORTUNITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    6,799,825          85.68%           81.78%
Against                    3,668           0.04%            0.04%
Abstain                   10,793           0.13%            0.12%
Broker Non-Vote        1,121,454          14.13%           13.48%
                 ---------------    ------------      -----------
                       7,935,740         100.00%           95.44%

GROWTH AND INCOME FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   52,669,287          90.87%           83.09%
Against                   94,663           0.16%            0.14%
Abstain                  169,441           0.29%            0.26%
Broker Non-Vote        5,023,758           8.66%            7.92%
                 ---------------    ------------      -----------
                      57,957,149         100.00%           91.43%

INTERNATIONAL EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   20,039,685          94.47%           86.18%
Against                   22,893           0.10%            0.09%
Abstain                    8,362           0.03%            0.03%
Broker Non-Vote        1,141,808           5.38%            4.91%
                 ---------------    ------------      -----------
                      21,212,748         100.00%           91.22%

INTERNATIONAL EQUITY INDEX FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   23,931,464          97.43%           93.56%
Against                   22,592           0.09%            0.08%
Abstain                   48,413           0.19%            0.18%
Broker Non-Vote          558,262           2.27%            2.18%
                 ---------------    ------------      -----------
                      24,560,731         100.00%           96.01%

LIFE VISION AGGRESSIVE GROWTH FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                      895,588          98.47%           55.11%
Against                   13,889           1.52%            0.85%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                         909,477         100.00%           55.97%

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

LIFE VISION GROWTH AND INCOME FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    1,737,805          99.23%           52.43%
Against                   13,443           0.76%            0.40%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                       1,751,248         100.00%           52.83%

LIFE VISION MODERATE GROWTH FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    3,647,377          97.68%           57.92%
Against                   86,461           2.31%            1.37%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                       3,733,838         100.00%           59.29%

MID-CAP EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   12,987,532          99.65%           80.93%
Against                   27,242           0.20%            0.16%
Abstain                   10,971           0.08%            0.06%
Broker Non-Vote            7,055           0.05%            0.04%
                 ---------------    ------------      -----------
                      13,032,800         100.00%           81.21%

SMALL CAP GROWTH STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   21,762,501          91.77%           80.68%
Against                  148,627           0.62%            0.55%
Abstain                   53,906           0.22%            0.19%
Broker Non-Vote        1,748,166           7.37%            6.48%
                 ---------------    ------------      -----------
                      23,713,200         100.00%           87.91%

SMALL CAP VALUE EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   19,542,762          95.88%           88.34%
Against                   14,110           0.06%            0.06%
Abstain                  135,971           0.66%            0.61%
Broker Non-Vote          688,961           3.38%            3.11%
                 ---------------    ------------      -----------
                      20,381,804         100.00%           92.13%

TAX SENSITIVE GROWTH STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   21,389,110          73.65%           70.22%
Against                   70,406           0.24%            0.23%
Abstain                   79,573           0.27%            0.26%
Broker Non-Vote        7,500,907          25.82%           24.62%
                 ---------------    ------------      -----------
                      29,039,996         100.00%           95.34%

VALUE INCOME STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   65,436,477          85.69%           69.53%
Against                  177,105           0.23%            0.18%
Abstain                1,011,265           1.32%            1.07%
Broker Non-Vote        9,732,149          12.74%           10.34%
                 ---------------    ------------      -----------
                      76,356,996         100.00%           81.13%

2.11. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING CONCENTRATION.

BALANCED FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   11,889,691          95.26%           53.95%
Against                   29,352           0.23%            0.13%
Abstain                  557,385           4.46%            2.52%
Broker Non-Vote            4,534           0.03%            0.02%
                 ---------------    ------------      -----------
                      12,480,962         100.00%           56.63%

CAPITAL APPRECIATION FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   52,441,199          81.63%           59.00%
Against                  225,450           0.35%            0.25%
Abstain                  126,991           0.19%            0.14%
Broker Non-Vote       11,446,624          17.81%           12.88%
                 ---------------    ------------      -----------
                      64,240,264         100.00%           72.28%

CORE EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   14,301,862          97.31%           90.06%
Against                   11,951           0.08%            0.07%
Abstain                   57,221           0.38%            0.36%
Broker Non-Vote          325,241           2.21%            2.04%
                 ---------------    ------------      -----------
                      14,696,275         100.00%           92.54%

E-COMMERCE OPPORTUNITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    6,801,719          85.70%           81.80%
Against                    2,929           0.03%            0.03%
Abstain                    9,638           0.12%            0.11%
Broker Non-Vote        1,121,454          14.13%           13.48%
                 ---------------    ------------      -----------
                       7,935,740         100.00%           95.44%

GROWTH AND INCOME FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   52,674,961          90.88%           83.10%
Against                   83,883           0.14%            0.13%
Abstain                  174,547           0.30%            0.27%
Broker Non-Vote        5,023,758           8.66%            7.92%
                 ---------------    ------------      -----------
                      57,957,149         100.00%           91.43%

INTERNATIONAL EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   20,045,184          94.49%           86.20%
Against                   13,591           0.06%            0.05%
Abstain                   12,165           0.05%            0.05%
Broker Non-Vote        1,141,808           5.38%            4.91%
                 ---------------    ------------      -----------
                      21,212,748         100.00%           91.22%

INTERNATIONAL EQUITY INDEX FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   23,951,028          97.51%           93.63%
Against                    3,161           0.01%            0.01%
Abstain                   48,280           0.19%            0.18%
Broker Non-Vote          558,262           2.27%            2.18%
                 ---------------    ------------      -----------
                      24,560,731         100.00%           96.01%

LIFE VISION AGGRESSIVE GROWTH FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                      895,588          98.47%           55.11%
Against                   13,889           1.52%            0.85%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                         909,477         100.00%           55.97%

NOTES TO FINANCIAL STATEMENTS   (concluded)
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2000


LIFE VISION GROWTH AND INCOME FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    1,737,805          99.23%           52.43%
Against                   13,443           0.76%            0.40%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                       1,751,248         100.00%           52.83%

LIFE VISION MODERATE GROWTH FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                    3,647,377          97.68%           57.92%
Against                   86,461           2.31%            1.37%
Abstain                       --             --%              --%
Broker Non-Vote               --             --%              --%
                 ---------------    ------------      -----------
                       3,733,838         100.00%           59.29%

MID-CAP EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   13,004,931          99.78%           81.03%
Against                    9,985           0.07%            0.06%
Abstain                   10,829           0.08%            0.06%
Broker Non-Vote            7,055           0.05%            0.04%
                 ---------------    ------------      -----------
                      13,032,800         100.00%           81.21%

SMALL CAP GROWTH STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   21,770,739          91.80%           80.71%
Against                  136,929           0.57%            0.50%
Abstain                   57,366           0.24%            0.21%
Broker Non-Vote        1,748,166           7.37%            6.48%
                 ---------------    ------------      -----------
                      23,713,200         100.00%           87.91%

SMALL CAP VALUE EQUITY FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   19,545,813          95.89%           88.35%
Against                   10,841           0.05%            0.04%
Abstain                  136,189           0.66%            0.61%
Broker Non-Vote          688,961           3.38%            3.11%
                 ---------------    ------------      -----------
                      20,381,804         100.00%           92.13%

TAX SENSITIVE GROWTH STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   21,390,203          73.65%           70.22%
Against                   71,476           0.24%            0.23%
Abstain                   77,410           0.26%            0.25%
Broker Non-Vote        7,500,907          25.82%           24.62%
                 ---------------    ------------      -----------
                      29,039,996         100.00%           95.34%

VALUE INCOME STOCK FUND
                   Shares Voted       % of Voted       % of Total
                 ---------------    ------------      -----------
For                   65,454,451          85.72%           69.54%
Against                  104,088           0.13%            0.11%
Abstain                1,066,308           1.39%            1.13%
Broker Non-Vote        9,732,149          12.74%           10.34%
                 ---------------    ------------      -----------
                      76,356,996         100.00%           81.13%

                                      NOTES

                                      NOTES

                               INVESTMENT ADVISER
                         Trusco Capital Management, Inc.

     STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by an affiliate of SunTrust Banks, Inc.

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.

                      This information must be preceded or
                     accompanied by a current prospectus for
                              each Fund described.